UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Douglas Steele
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	09/30/2026

Date of reporting period:	03/31/2026

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

MML Barings Short-Duration Bond Fund (formerly known as MassMutual Short-Duration Bond Fund)
Class I | MSTZX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$23	0.46%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	252
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	50.8%
Non-U.S. Government Agency Obligations	30.1%
Commercial Paper	16.4%
Repurchase Agreement	1.8%
Investment of Cash Collateral from Securities Loaned	0.7%
Sovereign Debt Obligations	0.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGS6

MML Barings Short-Duration Bond Fund (formerly known as MassMutual Short-Duration Bond Fund)
Class R5 | MSTDX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$28	0.56%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	252
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	50.8%
Non-U.S. Government Agency Obligations	30.1%
Commercial Paper	16.4%
Repurchase Agreement	1.8%
Investment of Cash Collateral from Securities Loaned	0.7%
Sovereign Debt Obligations	0.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGS1

MML Barings Short-Duration Bond Fund (formerly known as MassMutual Short-Duration Bond Fund)
Service Class | MSBYX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$33	0.66%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	252
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	50.8%
Non-U.S. Government Agency Obligations	30.1%
Commercial Paper	16.4%
Repurchase Agreement	1.8%
Investment of Cash Collateral from Securities Loaned	0.7%
Sovereign Debt Obligations	0.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGS3

MML Barings Short-Duration Bond Fund (formerly known as MassMutual Short-Duration Bond Fund)
Administrative Class | MSTLX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$38	0.76%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	252
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	50.8%
Non-U.S. Government Agency Obligations	30.1%
Commercial Paper	16.4%
Repurchase Agreement	1.8%
Investment of Cash Collateral from Securities Loaned	0.7%
Sovereign Debt Obligations	0.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGS4

MML Barings Short-Duration Bond Fund (formerly known as MassMutual Short-Duration Bond Fund)
Class R4 | MPSDX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$46	0.91%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	252
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	50.8%
Non-U.S. Government Agency Obligations	30.1%
Commercial Paper	16.4%
Repurchase Agreement	1.8%
Investment of Cash Collateral from Securities Loaned	0.7%
Sovereign Debt Obligations	0.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGSK

MML Barings Short-Duration Bond Fund (formerly known as MassMutual Short-Duration Bond Fund)
Class A | MSHAX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$48	0.96%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	252
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	50.8%
Non-U.S. Government Agency Obligations	30.1%
Commercial Paper	16.4%
Repurchase Agreement	1.8%
Investment of Cash Collateral from Securities Loaned	0.7%
Sovereign Debt Obligations	0.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGS2

MML Barings Short-Duration Bond Fund (formerly known as MassMutual Short-Duration Bond Fund)
Class R3 | MSDNX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$58	1.16%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	252
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	50.8%
Non-U.S. Government Agency Obligations	30.1%
Commercial Paper	16.4%
Repurchase Agreement	1.8%
Investment of Cash Collateral from Securities Loaned	0.7%
Sovereign Debt Obligations	0.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGS5

MML Barings Short-Duration Bond Fund (formerly known as MassMutual Short-Duration Bond Fund)
Class Y | BXDYX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$26	0.51%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	252
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	50.8%
Non-U.S. Government Agency Obligations	30.1%
Commercial Paper	16.4%
Repurchase Agreement	1.8%
Investment of Cash Collateral from Securities Loaned	0.7%
Sovereign Debt Obligations	0.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGS7

MML Barings Short-Duration Bond Fund (formerly known as MassMutual Short-Duration Bond Fund)
Class L | BXDLX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class L	$38	0.76%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	252
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	50.8%
Non-U.S. Government Agency Obligations	30.1%
Commercial Paper	16.4%
Repurchase Agreement	1.8%
Investment of Cash Collateral from Securities Loaned	0.7%
Sovereign Debt Obligations	0.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGS9

MML Barings Short-Duration Bond Fund (formerly known as MassMutual Short-Duration Bond Fund)
Class C | BXDCX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$51	1.01%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	252
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	50.8%
Non-U.S. Government Agency Obligations	30.1%
Commercial Paper	16.4%
Repurchase Agreement	1.8%
Investment of Cash Collateral from Securities Loaned	0.7%
Sovereign Debt Obligations	0.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGS8

MML Barings Inflation-Protected and Income Fund (formerly known as MassMutual Inflation-Protected and Income Fund)
Class I | MIPZX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$24	0.49%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$204.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	201
Portfolio Turnover Rate	48%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	53.2%
U.S. Treasury Obligations	22.4%
Commercial Paper	16.0%
Corporate Debt	4.7%
U.S. Government Agency Obligations and Instrumentalities	1.5%
Exchange-Traded Funds	1.1%
Repurchase Agreement	0.8%
Investment of Cash Collateral from Securities Loaned	0.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGU6

MML Barings Inflation-Protected and Income Fund (formerly known as MassMutual Inflation-Protected and Income Fund)
Class R5 | MIPSX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$29	0.59%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$204.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	201
Portfolio Turnover Rate	48%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	53.2%
U.S. Treasury Obligations	22.4%
Commercial Paper	16.0%
Corporate Debt	4.7%
U.S. Government Agency Obligations and Instrumentalities	1.5%
Exchange-Traded Funds	1.1%
Repurchase Agreement	0.8%
Investment of Cash Collateral from Securities Loaned	0.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGU1

MML Barings Inflation-Protected and Income Fund (formerly known as MassMutual Inflation-Protected and Income Fund)
Service Class | MIPYX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$34	0.69%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$204.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	201
Portfolio Turnover Rate	48%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	53.2%
U.S. Treasury Obligations	22.4%
Commercial Paper	16.0%
Corporate Debt	4.7%
U.S. Government Agency Obligations and Instrumentalities	1.5%
Exchange-Traded Funds	1.1%
Repurchase Agreement	0.8%
Investment of Cash Collateral from Securities Loaned	0.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGU3

MML Barings Inflation-Protected and Income Fund (formerly known as MassMutual Inflation-Protected and Income Fund)
Administrative Class | MIPLX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$39	0.79%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$204.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	201
Portfolio Turnover Rate	48%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	53.2%
U.S. Treasury Obligations	22.4%
Commercial Paper	16.0%
Corporate Debt	4.7%
U.S. Government Agency Obligations and Instrumentalities	1.5%
Exchange-Traded Funds	1.1%
Repurchase Agreement	0.8%
Investment of Cash Collateral from Securities Loaned	0.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGU4

MML Barings Inflation-Protected and Income Fund (formerly known as MassMutual Inflation-Protected and Income Fund)
Class R4 | MIPRX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$47	0.94%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$204.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	201
Portfolio Turnover Rate	48%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	53.2%
U.S. Treasury Obligations	22.4%
Commercial Paper	16.0%
Corporate Debt	4.7%
U.S. Government Agency Obligations and Instrumentalities	1.5%
Exchange-Traded Funds	1.1%
Repurchase Agreement	0.8%
Investment of Cash Collateral from Securities Loaned	0.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGUK

MML Barings Inflation-Protected and Income Fund (formerly known as MassMutual Inflation-Protected and Income Fund)
Class A | MPSAX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$49	0.99%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$204.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	201
Portfolio Turnover Rate	48%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	53.2%
U.S. Treasury Obligations	22.4%
Commercial Paper	16.0%
Corporate Debt	4.7%
U.S. Government Agency Obligations and Instrumentalities	1.5%
Exchange-Traded Funds	1.1%
Repurchase Agreement	0.8%
Investment of Cash Collateral from Securities Loaned	0.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGU2

MML Barings Inflation-Protected and Income Fund (formerly known as MassMutual Inflation-Protected and Income Fund)
Class R3 | MIPNX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$59	1.19%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$204.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	201
Portfolio Turnover Rate	48%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	53.2%
U.S. Treasury Obligations	22.4%
Commercial Paper	16.0%
Corporate Debt	4.7%
U.S. Government Agency Obligations and Instrumentalities	1.5%
Exchange-Traded Funds	1.1%
Repurchase Agreement	0.8%
Investment of Cash Collateral from Securities Loaned	0.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGU5

MML Barings Inflation-Protected and Income Fund (formerly known as MassMutual Inflation-Protected and Income Fund)
Class Y | MMODX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$29	0.59%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$204.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	201
Portfolio Turnover Rate	48%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	53.2%
U.S. Treasury Obligations	22.4%
Commercial Paper	16.0%
Corporate Debt	4.7%
U.S. Government Agency Obligations and Instrumentalities	1.5%
Exchange-Traded Funds	1.1%
Repurchase Agreement	0.8%
Investment of Cash Collateral from Securities Loaned	0.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGUY

MML Barings Core Bond Fund (formerly known as MassMutual Core Bond Fund)
Class I | MCZZX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Core Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$14	0.33%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$846.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	399
Portfolio Turnover Rate	57%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.3%
Non-U.S. Government Agency Obligations	24.3%
U.S. Government Agency Obligations and Instrumentalities	22.0%
U.S. Treasury Obligations	9.8%
Commercial Paper	3.8%
Investment of Cash Collateral from Securities Loaned	1.2%
Sovereign Debt Obligations	0.5%
Repurchase Agreement	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGM6

MML Barings Core Bond Fund (formerly known as MassMutual Core Bond Fund)
Class R5 | MCBDX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Core Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$19	0.43%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$846.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	399
Portfolio Turnover Rate	57%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.3%
Non-U.S. Government Agency Obligations	24.3%
U.S. Government Agency Obligations and Instrumentalities	22.0%
U.S. Treasury Obligations	9.8%
Commercial Paper	3.8%
Investment of Cash Collateral from Securities Loaned	1.2%
Sovereign Debt Obligations	0.5%
Repurchase Agreement	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGM1

MML Barings Core Bond Fund (formerly known as MassMutual Core Bond Fund)
Service Class | MCBYX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Core Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$23	0.53%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$846.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	399
Portfolio Turnover Rate	57%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.3%
Non-U.S. Government Agency Obligations	24.3%
U.S. Government Agency Obligations and Instrumentalities	22.0%
U.S. Treasury Obligations	9.8%
Commercial Paper	3.8%
Investment of Cash Collateral from Securities Loaned	1.2%
Sovereign Debt Obligations	0.5%
Repurchase Agreement	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGM3

MML Barings Core Bond Fund (formerly known as MassMutual Core Bond Fund)
Administrative Class | MCBLX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Core Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$32	0.63%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$846.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	399
Portfolio Turnover Rate	57%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.3%
Non-U.S. Government Agency Obligations	24.3%
U.S. Government Agency Obligations and Instrumentalities	22.0%
U.S. Treasury Obligations	9.8%
Commercial Paper	3.8%
Investment of Cash Collateral from Securities Loaned	1.2%
Sovereign Debt Obligations	0.5%
Repurchase Agreement	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGM4

MML Barings Core Bond Fund (formerly known as MassMutual Core Bond Fund)
Class R4 | MCZRX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Core Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$34	0.78%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$846.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	399
Portfolio Turnover Rate	57%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.3%
Non-U.S. Government Agency Obligations	24.3%
U.S. Government Agency Obligations and Instrumentalities	22.0%
U.S. Treasury Obligations	9.8%
Commercial Paper	3.8%
Investment of Cash Collateral from Securities Loaned	1.2%
Sovereign Debt Obligations	0.5%
Repurchase Agreement	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGMK

MML Barings Core Bond Fund (formerly known as MassMutual Core Bond Fund)
Class A | MMCBX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Core Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$36	0.83%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$846.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	399
Portfolio Turnover Rate	57%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.3%
Non-U.S. Government Agency Obligations	24.3%
U.S. Government Agency Obligations and Instrumentalities	22.0%
U.S. Treasury Obligations	9.8%
Commercial Paper	3.8%
Investment of Cash Collateral from Securities Loaned	1.2%
Sovereign Debt Obligations	0.5%
Repurchase Agreement	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGM2

MML Barings Core Bond Fund (formerly known as MassMutual Core Bond Fund)
Class R3 | MCBNX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Core Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$44	1.03%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$846.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	399
Portfolio Turnover Rate	57%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.3%
Non-U.S. Government Agency Obligations	24.3%
U.S. Government Agency Obligations and Instrumentalities	22.0%
U.S. Treasury Obligations	9.8%
Commercial Paper	3.8%
Investment of Cash Collateral from Securities Loaned	1.2%
Sovereign Debt Obligations	0.5%
Repurchase Agreement	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGM5

MML Barings Core Bond Fund (formerly known as MassMutual Core Bond Fund)
Class Y | MMNWX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Core Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$19	0.43%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$846.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	399
Portfolio Turnover Rate	57%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.3%
Non-U.S. Government Agency Obligations	24.3%
U.S. Government Agency Obligations and Instrumentalities	22.0%
U.S. Treasury Obligations	9.8%
Commercial Paper	3.8%
Investment of Cash Collateral from Securities Loaned	1.2%
Sovereign Debt Obligations	0.5%
Repurchase Agreement	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGMY

MML Barings Core Bond Fund (formerly known as MassMutual Core Bond Fund)
Class M1 | MMCDX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Core Bond Fund (the “Fund”) for the period of February 2, 2026 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*,[1]
Class M1	$3	0.19%
*	Annualized
1	Expenses shown are for the period from the commencement of the class’s investment operations, February 2, 2026, to March 31, 2026. Expenses for a full reporting period would have been higher.
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$846.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	399
Portfolio Turnover Rate	57%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.3%
Non-U.S. Government Agency Obligations	24.3%
U.S. Government Agency Obligations and Instrumentalities	22.0%
U.S. Treasury Obligations	9.8%
Commercial Paper	3.8%
Investment of Cash Collateral from Securities Loaned	1.2%
Sovereign Debt Obligations	0.5%
Repurchase Agreement	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGMB

MML Barings Core Bond Fund (formerly known as MassMutual Core Bond Fund)
Class M2 | MMCAX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Core Bond Fund (the “Fund”) for the period of February 2, 2026 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*,[1]
Class M2	$2	0.10%
*	Annualized
1	Expenses shown are for the period from the commencement of the class’s investment operations, February 2, 2026, to March 31, 2026. Expenses for a full reporting period would have been higher.
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$846.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	399
Portfolio Turnover Rate	57%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.3%
Non-U.S. Government Agency Obligations	24.3%
U.S. Government Agency Obligations and Instrumentalities	22.0%
U.S. Treasury Obligations	9.8%
Commercial Paper	3.8%
Investment of Cash Collateral from Securities Loaned	1.2%
Sovereign Debt Obligations	0.5%
Repurchase Agreement	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGMC

MML Barings Diversified Bond Fund (formerly known as MassMutual Diversified Bond Fund)
Class I | MDBZX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Diversified Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$30	0.59%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$69.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	339
Portfolio Turnover Rate	107%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	56.5%
Non-U.S. Government Agency Obligations	27.0%
U.S. Government Agency Obligations and Instrumentalities	6.4%
Sovereign Debt Obligations	4.9%
U.S. Treasury Obligations	2.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	0.6%
Preferred Stock	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	71.6%
Cayman Islands	8.4%
United Kingdom	4.1%
Bermuda	1.8%
Canada	1.4%
Ireland	1.2%
Panama	0.9%
Switzerland	0.7%
Finland	0.7%
Mexico	0.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGL6

MML Barings Diversified Bond Fund (formerly known as MassMutual Diversified Bond Fund)
Class R5 | MDBSX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Diversified Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$35	0.69%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$69.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	339
Portfolio Turnover Rate	107%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	56.5%
Non-U.S. Government Agency Obligations	27.0%
U.S. Government Agency Obligations and Instrumentalities	6.4%
Sovereign Debt Obligations	4.9%
U.S. Treasury Obligations	2.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	0.6%
Preferred Stock	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	71.6%
Cayman Islands	8.4%
United Kingdom	4.1%
Bermuda	1.8%
Canada	1.4%
Ireland	1.2%
Panama	0.9%
Switzerland	0.7%
Finland	0.7%
Mexico	0.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGL1

MML Barings Diversified Bond Fund (formerly known as MassMutual Diversified Bond Fund)
Service Class | MDBYX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Diversified Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$40	0.79%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$69.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	339
Portfolio Turnover Rate	107%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	56.5%
Non-U.S. Government Agency Obligations	27.0%
U.S. Government Agency Obligations and Instrumentalities	6.4%
Sovereign Debt Obligations	4.9%
U.S. Treasury Obligations	2.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	0.6%
Preferred Stock	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	71.6%
Cayman Islands	8.4%
United Kingdom	4.1%
Bermuda	1.8%
Canada	1.4%
Ireland	1.2%
Panama	0.9%
Switzerland	0.7%
Finland	0.7%
Mexico	0.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGL3

MML Barings Diversified Bond Fund (formerly known as MassMutual Diversified Bond Fund)
Administrative Class | MDBLX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Diversified Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$45	0.89%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$69.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	339
Portfolio Turnover Rate	107%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	56.5%
Non-U.S. Government Agency Obligations	27.0%
U.S. Government Agency Obligations and Instrumentalities	6.4%
Sovereign Debt Obligations	4.9%
U.S. Treasury Obligations	2.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	0.6%
Preferred Stock	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	71.6%
Cayman Islands	8.4%
United Kingdom	4.1%
Bermuda	1.8%
Canada	1.4%
Ireland	1.2%
Panama	0.9%
Switzerland	0.7%
Finland	0.7%
Mexico	0.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGL4

MML Barings Diversified Bond Fund (formerly known as MassMutual Diversified Bond Fund)
Class R4 | MDBFX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Diversified Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$52	1.04%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$69.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	339
Portfolio Turnover Rate	107%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	56.5%
Non-U.S. Government Agency Obligations	27.0%
U.S. Government Agency Obligations and Instrumentalities	6.4%
Sovereign Debt Obligations	4.9%
U.S. Treasury Obligations	2.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	0.6%
Preferred Stock	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	71.6%
Cayman Islands	8.4%
United Kingdom	4.1%
Bermuda	1.8%
Canada	1.4%
Ireland	1.2%
Panama	0.9%
Switzerland	0.7%
Finland	0.7%
Mexico	0.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGLK

MML Barings Diversified Bond Fund (formerly known as MassMutual Diversified Bond Fund)
Class A | MDVAX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Diversified Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$55	1.09%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$69.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	339
Portfolio Turnover Rate	107%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	56.5%
Non-U.S. Government Agency Obligations	27.0%
U.S. Government Agency Obligations and Instrumentalities	6.4%
Sovereign Debt Obligations	4.9%
U.S. Treasury Obligations	2.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	0.6%
Preferred Stock	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	71.6%
Cayman Islands	8.4%
United Kingdom	4.1%
Bermuda	1.8%
Canada	1.4%
Ireland	1.2%
Panama	0.9%
Switzerland	0.7%
Finland	0.7%
Mexico	0.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGL2

MML Barings Diversified Bond Fund (formerly known as MassMutual Diversified Bond Fund)
Class R3 | MDBRX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Diversified Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$65	1.29%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$69.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	339
Portfolio Turnover Rate	107%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	56.5%
Non-U.S. Government Agency Obligations	27.0%
U.S. Government Agency Obligations and Instrumentalities	6.4%
Sovereign Debt Obligations	4.9%
U.S. Treasury Obligations	2.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	0.6%
Preferred Stock	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	71.6%
Cayman Islands	8.4%
United Kingdom	4.1%
Bermuda	1.8%
Canada	1.4%
Ireland	1.2%
Panama	0.9%
Switzerland	0.7%
Finland	0.7%
Mexico	0.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGLJ

MML Barings Diversified Bond Fund (formerly known as MassMutual Diversified Bond Fund)
Class Y | MMOBX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Diversified Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$35	0.69%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$69.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	339
Portfolio Turnover Rate	107%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	56.5%
Non-U.S. Government Agency Obligations	27.0%
U.S. Government Agency Obligations and Instrumentalities	6.4%
Sovereign Debt Obligations	4.9%
U.S. Treasury Obligations	2.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	0.6%
Preferred Stock	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	71.6%
Cayman Islands	8.4%
United Kingdom	4.1%
Bermuda	1.8%
Canada	1.4%
Ireland	1.2%
Panama	0.9%
Switzerland	0.7%
Finland	0.7%
Mexico	0.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGLY

MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund)
Class I | MPHZX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings High Yield Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$27	0.54%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$509.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	298
Portfolio Turnover Rate	51%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	83.7%
Investment of Cash Collateral from Securities Loaned	5.9%
Repurchase Agreement	5.9%
Bank Loans	4.5%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGF6

MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund)
Class R5 | MPHSX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings High Yield Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$32	0.64%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$509.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	298
Portfolio Turnover Rate	51%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	83.7%
Investment of Cash Collateral from Securities Loaned	5.9%
Repurchase Agreement	5.9%
Bank Loans	4.5%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGF1

MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund)
Service Class | DLHYX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings High Yield Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$37	0.74%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$509.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	298
Portfolio Turnover Rate	51%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	83.7%
Investment of Cash Collateral from Securities Loaned	5.9%
Repurchase Agreement	5.9%
Bank Loans	4.5%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGF3

MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund)
Administrative Class | MPHLX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings High Yield Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$42	0.84%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$509.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	298
Portfolio Turnover Rate	51%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	83.7%
Investment of Cash Collateral from Securities Loaned	5.9%
Repurchase Agreement	5.9%
Bank Loans	4.5%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGF4

MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund)
Class R4 | MPHRX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings High Yield Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$50	0.99%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$509.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	298
Portfolio Turnover Rate	51%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	83.7%
Investment of Cash Collateral from Securities Loaned	5.9%
Repurchase Agreement	5.9%
Bank Loans	4.5%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGFK

MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund)
Class A | MPHAX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings High Yield Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$52	1.04%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$509.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	298
Portfolio Turnover Rate	51%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	83.7%
Investment of Cash Collateral from Securities Loaned	5.9%
Repurchase Agreement	5.9%
Bank Loans	4.5%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGF2

MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund)
Class R3 | MPHNX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings High Yield Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$62	1.24%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$509.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	298
Portfolio Turnover Rate	51%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	83.7%
Investment of Cash Collateral from Securities Loaned	5.9%
Repurchase Agreement	5.9%
Bank Loans	4.5%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGF5

MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund)
Class Y | BXHYX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings High Yield Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$30	0.59%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$509.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	298
Portfolio Turnover Rate	51%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	83.7%
Investment of Cash Collateral from Securities Loaned	5.9%
Repurchase Agreement	5.9%
Bank Loans	4.5%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGF7

MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund)
Class C | BXHCX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings High Yield Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$77	1.54%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$509.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	298
Portfolio Turnover Rate	51%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	83.7%
Investment of Cash Collateral from Securities Loaned	5.9%
Repurchase Agreement	5.9%
Bank Loans	4.5%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGF8

MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund)
Class M1 | MPHVX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings High Yield Fund (the “Fund”) for the period of February 2, 2026 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*,[1]
Class M1	$5	0.34%
*	Annualized
1	Expenses shown are for the period from the commencement of the class’s investment operations, February 2, 2026, to March 31, 2026. Expenses for a full reporting period would have been higher.
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$509.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	298
Portfolio Turnover Rate	51%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	83.7%
Investment of Cash Collateral from Securities Loaned	5.9%
Repurchase Agreement	5.9%
Bank Loans	4.5%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGFB

MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund)
Class M2 | MPHUX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings High Yield Fund (the “Fund”) for the period of February 2, 2026 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*,[1]
Class M2	$2	0.13%
*	Annualized
1	Expenses shown are for the period from the commencement of the class’s investment operations, February 2, 2026, to March 31, 2026. Expenses for a full reporting period would have been higher.
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$509.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	298
Portfolio Turnover Rate	51%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	83.7%
Investment of Cash Collateral from Securities Loaned	5.9%
Repurchase Agreement	5.9%
Bank Loans	4.5%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGFC

MassMutual Small Cap Opportunities Fund
Class I | MSOOX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$32	0.63%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$511.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Enpro, Inc.	2.1%
American Healthcare REIT, Inc.	1.8%
BrightSpring Health Services, Inc.	1.8%
Helmerich & Payne, Inc.	1.8%
Kodiak Gas Services, Inc.	1.7%
Columbia Banking System, Inc.	1.7%
Northern Oil & Gas, Inc.	1.7%
Wintrust Financial Corp.	1.7%
Outfront Media, Inc.	1.6%
Essential Properties Realty Trust, Inc.	1.6%

Sectors (% of Total Investments)
Financials	18.6%
Industrials	18.0%
Information Technology	15.4%
Health Care	12.9%
Consumer Discretionary	12.7%
Real Estate	6.7%
Energy	6.0%
Materials	4.1%
Utilities	1.9%
Consumer Staples	1.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGEI

MassMutual Small Cap Opportunities Fund
Class R5 | MSCDX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$37	0.73%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$511.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Enpro, Inc.	2.1%
American Healthcare REIT, Inc.	1.8%
BrightSpring Health Services, Inc.	1.8%
Helmerich & Payne, Inc.	1.8%
Kodiak Gas Services, Inc.	1.7%
Columbia Banking System, Inc.	1.7%
Northern Oil & Gas, Inc.	1.7%
Wintrust Financial Corp.	1.7%
Outfront Media, Inc.	1.6%
Essential Properties Realty Trust, Inc.	1.6%

Sectors (% of Total Investments)
Financials	18.6%
Industrials	18.0%
Information Technology	15.4%
Health Care	12.9%
Consumer Discretionary	12.7%
Real Estate	6.7%
Energy	6.0%
Materials	4.1%
Utilities	1.9%
Consumer Staples	1.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGE1

MassMutual Small Cap Opportunities Fund
Service Class | MSVYX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$42	0.83%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$511.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Enpro, Inc.	2.1%
American Healthcare REIT, Inc.	1.8%
BrightSpring Health Services, Inc.	1.8%
Helmerich & Payne, Inc.	1.8%
Kodiak Gas Services, Inc.	1.7%
Columbia Banking System, Inc.	1.7%
Northern Oil & Gas, Inc.	1.7%
Wintrust Financial Corp.	1.7%
Outfront Media, Inc.	1.6%
Essential Properties Realty Trust, Inc.	1.6%

Sectors (% of Total Investments)
Financials	18.6%
Industrials	18.0%
Information Technology	15.4%
Health Care	12.9%
Consumer Discretionary	12.7%
Real Estate	6.7%
Energy	6.0%
Materials	4.1%
Utilities	1.9%
Consumer Staples	1.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGE3

MassMutual Small Cap Opportunities Fund
Administrative Class | MSCLX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$47	0.93%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$511.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Enpro, Inc.	2.1%
American Healthcare REIT, Inc.	1.8%
BrightSpring Health Services, Inc.	1.8%
Helmerich & Payne, Inc.	1.8%
Kodiak Gas Services, Inc.	1.7%
Columbia Banking System, Inc.	1.7%
Northern Oil & Gas, Inc.	1.7%
Wintrust Financial Corp.	1.7%
Outfront Media, Inc.	1.6%
Essential Properties Realty Trust, Inc.	1.6%

Sectors (% of Total Investments)
Financials	18.6%
Industrials	18.0%
Information Technology	15.4%
Health Care	12.9%
Consumer Discretionary	12.7%
Real Estate	6.7%
Energy	6.0%
Materials	4.1%
Utilities	1.9%
Consumer Staples	1.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGE4

MassMutual Small Cap Opportunities Fund
Class R4 | MOORX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$54	1.08%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$511.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Enpro, Inc.	2.1%
American Healthcare REIT, Inc.	1.8%
BrightSpring Health Services, Inc.	1.8%
Helmerich & Payne, Inc.	1.8%
Kodiak Gas Services, Inc.	1.7%
Columbia Banking System, Inc.	1.7%
Northern Oil & Gas, Inc.	1.7%
Wintrust Financial Corp.	1.7%
Outfront Media, Inc.	1.6%
Essential Properties Realty Trust, Inc.	1.6%

Sectors (% of Total Investments)
Financials	18.6%
Industrials	18.0%
Information Technology	15.4%
Health Care	12.9%
Consumer Discretionary	12.7%
Real Estate	6.7%
Energy	6.0%
Materials	4.1%
Utilities	1.9%
Consumer Staples	1.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGEK

MassMutual Small Cap Opportunities Fund
Class A | DLBMX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$57	1.13%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$511.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Enpro, Inc.	2.1%
American Healthcare REIT, Inc.	1.8%
BrightSpring Health Services, Inc.	1.8%
Helmerich & Payne, Inc.	1.8%
Kodiak Gas Services, Inc.	1.7%
Columbia Banking System, Inc.	1.7%
Northern Oil & Gas, Inc.	1.7%
Wintrust Financial Corp.	1.7%
Outfront Media, Inc.	1.6%
Essential Properties Realty Trust, Inc.	1.6%

Sectors (% of Total Investments)
Financials	18.6%
Industrials	18.0%
Information Technology	15.4%
Health Care	12.9%
Consumer Discretionary	12.7%
Real Estate	6.7%
Energy	6.0%
Materials	4.1%
Utilities	1.9%
Consumer Staples	1.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGE2

MassMutual Small Cap Opportunities Fund
Class R3 | MCCRX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$67	1.33%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$511.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Enpro, Inc.	2.1%
American Healthcare REIT, Inc.	1.8%
BrightSpring Health Services, Inc.	1.8%
Helmerich & Payne, Inc.	1.8%
Kodiak Gas Services, Inc.	1.7%
Columbia Banking System, Inc.	1.7%
Northern Oil & Gas, Inc.	1.7%
Wintrust Financial Corp.	1.7%
Outfront Media, Inc.	1.6%
Essential Properties Realty Trust, Inc.	1.6%

Sectors (% of Total Investments)
Financials	18.6%
Industrials	18.0%
Information Technology	15.4%
Health Care	12.9%
Consumer Discretionary	12.7%
Real Estate	6.7%
Energy	6.0%
Materials	4.1%
Utilities	1.9%
Consumer Staples	1.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGEJ

MassMutual Small Cap Opportunities Fund
Class Y | MMOGX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$37	0.73%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$511.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Enpro, Inc.	2.1%
American Healthcare REIT, Inc.	1.8%
BrightSpring Health Services, Inc.	1.8%
Helmerich & Payne, Inc.	1.8%
Kodiak Gas Services, Inc.	1.7%
Columbia Banking System, Inc.	1.7%
Northern Oil & Gas, Inc.	1.7%
Wintrust Financial Corp.	1.7%
Outfront Media, Inc.	1.6%
Essential Properties Realty Trust, Inc.	1.6%

Sectors (% of Total Investments)
Financials	18.6%
Industrials	18.0%
Information Technology	15.4%
Health Care	12.9%
Consumer Discretionary	12.7%
Real Estate	6.7%
Energy	6.0%
Materials	4.1%
Utilities	1.9%
Consumer Staples	1.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGEY

MassMutual Global Fund
Class I | MGFZX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$47	0.97%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	64
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
NVIDIA Corp.	5.7%
Meta Platforms, Inc. Class A	5.1%
Lam Research Corp.	5.0%
Broadcom, Inc.	3.8%
S&P Global, Inc.	3.7%
Analog Devices, Inc.	3.4%
Visa, Inc. Class A	3.3%
Eli Lilly & Co.	3.1%

Sectors (% of Total Investments)
Information Technology	39.9%
Communication Services	18.3%
Health Care	12.5%
Financials	11.3%
Consumer Discretionary	10.4%
Industrials	4.4%
Real Estate	2.1%
Materials	1.1%

Largest Countries (% of Total Investments)
United States	69.2%
Taiwan	6.4%
France	4.4%
India	3.3%
Canada	2.3%
Switzerland	2.3%
Netherlands	2.2%
Japan	2.2%
Germany	2.0%
China	1.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGVI

MassMutual Global Fund
Class R5 | MGFSX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$52	1.07%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	64
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
NVIDIA Corp.	5.7%
Meta Platforms, Inc. Class A	5.1%
Lam Research Corp.	5.0%
Broadcom, Inc.	3.8%
S&P Global, Inc.	3.7%
Analog Devices, Inc.	3.4%
Visa, Inc. Class A	3.3%
Eli Lilly & Co.	3.1%

Sectors (% of Total Investments)
Information Technology	39.9%
Communication Services	18.3%
Health Care	12.5%
Financials	11.3%
Consumer Discretionary	10.4%
Industrials	4.4%
Real Estate	2.1%
Materials	1.1%

Largest Countries (% of Total Investments)
United States	69.2%
Taiwan	6.4%
France	4.4%
India	3.3%
Canada	2.3%
Switzerland	2.3%
Netherlands	2.2%
Japan	2.2%
Germany	2.0%
China	1.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGV1

MassMutual Global Fund
Service Class | MGFYX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$56	1.17%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	64
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
NVIDIA Corp.	5.7%
Meta Platforms, Inc. Class A	5.1%
Lam Research Corp.	5.0%
Broadcom, Inc.	3.8%
S&P Global, Inc.	3.7%
Analog Devices, Inc.	3.4%
Visa, Inc. Class A	3.3%
Eli Lilly & Co.	3.1%

Sectors (% of Total Investments)
Information Technology	39.9%
Communication Services	18.3%
Health Care	12.5%
Financials	11.3%
Consumer Discretionary	10.4%
Industrials	4.4%
Real Estate	2.1%
Materials	1.1%

Largest Countries (% of Total Investments)
United States	69.2%
Taiwan	6.4%
France	4.4%
India	3.3%
Canada	2.3%
Switzerland	2.3%
Netherlands	2.2%
Japan	2.2%
Germany	2.0%
China	1.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGV3

MassMutual Global Fund
Administrative Class | MGFLX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$61	1.27%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	64
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
NVIDIA Corp.	5.7%
Meta Platforms, Inc. Class A	5.1%
Lam Research Corp.	5.0%
Broadcom, Inc.	3.8%
S&P Global, Inc.	3.7%
Analog Devices, Inc.	3.4%
Visa, Inc. Class A	3.3%
Eli Lilly & Co.	3.1%

Sectors (% of Total Investments)
Information Technology	39.9%
Communication Services	18.3%
Health Care	12.5%
Financials	11.3%
Consumer Discretionary	10.4%
Industrials	4.4%
Real Estate	2.1%
Materials	1.1%

Largest Countries (% of Total Investments)
United States	69.2%
Taiwan	6.4%
France	4.4%
India	3.3%
Canada	2.3%
Switzerland	2.3%
Netherlands	2.2%
Japan	2.2%
Germany	2.0%
China	1.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGV4

MassMutual Global Fund
Class R4 | MGFRX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$69	1.42%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	64
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
NVIDIA Corp.	5.7%
Meta Platforms, Inc. Class A	5.1%
Lam Research Corp.	5.0%
Broadcom, Inc.	3.8%
S&P Global, Inc.	3.7%
Analog Devices, Inc.	3.4%
Visa, Inc. Class A	3.3%
Eli Lilly & Co.	3.1%

Sectors (% of Total Investments)
Information Technology	39.9%
Communication Services	18.3%
Health Care	12.5%
Financials	11.3%
Consumer Discretionary	10.4%
Industrials	4.4%
Real Estate	2.1%
Materials	1.1%

Largest Countries (% of Total Investments)
United States	69.2%
Taiwan	6.4%
France	4.4%
India	3.3%
Canada	2.3%
Switzerland	2.3%
Netherlands	2.2%
Japan	2.2%
Germany	2.0%
China	1.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGVK

MassMutual Global Fund
Class A | MGFAX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$71	1.47%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	64
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
NVIDIA Corp.	5.7%
Meta Platforms, Inc. Class A	5.1%
Lam Research Corp.	5.0%
Broadcom, Inc.	3.8%
S&P Global, Inc.	3.7%
Analog Devices, Inc.	3.4%
Visa, Inc. Class A	3.3%
Eli Lilly & Co.	3.1%

Sectors (% of Total Investments)
Information Technology	39.9%
Communication Services	18.3%
Health Care	12.5%
Financials	11.3%
Consumer Discretionary	10.4%
Industrials	4.4%
Real Estate	2.1%
Materials	1.1%

Largest Countries (% of Total Investments)
United States	69.2%
Taiwan	6.4%
France	4.4%
India	3.3%
Canada	2.3%
Switzerland	2.3%
Netherlands	2.2%
Japan	2.2%
Germany	2.0%
China	1.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGV2

MassMutual Global Fund
Class R3 | MGFNX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$80	1.67%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	64
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
NVIDIA Corp.	5.7%
Meta Platforms, Inc. Class A	5.1%
Lam Research Corp.	5.0%
Broadcom, Inc.	3.8%
S&P Global, Inc.	3.7%
Analog Devices, Inc.	3.4%
Visa, Inc. Class A	3.3%
Eli Lilly & Co.	3.1%

Sectors (% of Total Investments)
Information Technology	39.9%
Communication Services	18.3%
Health Care	12.5%
Financials	11.3%
Consumer Discretionary	10.4%
Industrials	4.4%
Real Estate	2.1%
Materials	1.1%

Largest Countries (% of Total Investments)
United States	69.2%
Taiwan	6.4%
France	4.4%
India	3.3%
Canada	2.3%
Switzerland	2.3%
Netherlands	2.2%
Japan	2.2%
Germany	2.0%
China	1.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGV5

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the financial statements filed under Item 7 of this form N-CSR.

(b)	Not applicable.

Please note the Semi-annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments

March 31, 2026 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 81.4%
Corporate Debt — 51.0%
Agriculture — 0.2%
KT&G Corp.
5.000% 5/02/28 (a)	$300,000	$303,318
Auto Manufacturers — 2.0%
Ford Motor Credit Co. LLC
5.303% 9/06/29	430,000	427,756
5.875% 11/07/29	390,000	394,871
General Motors Financial Co., Inc.
5.800% 1/07/29	366,000	376,684
Hyundai Capital America
6.100% 9/21/28 (a)	356,000	367,651
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	605,000	594,627
Volkswagen Group of America Finance LLC
4.550% 9/11/28 (a)	345,000	344,002
		2,505,591
Auto Parts & Equipment — 0.2%
LG Energy Solution Ltd.
5.000% 4/02/29 (a) (b)	300,000	300,408
Banks — 7.0%
Barclays PLC
5.200% 5/12/26	240,000	240,154
1 day USD SOFR + 1.740% 5.690% VRN 3/12/30 (c)	445,000	457,263
BPCE SA 1 day USD SOFR + 1.581%
5.389% VRN 5/28/31 (a) (c)	385,000	390,187
Capital One NA CAPITAL ONE NA SUBORDINATED 08/28 VAR
5.974% 8/09/28 (c)	375,000	384,122
Credit Agricole SA 1 day USD SOFR + 1.860%
6.316% VRN 10/03/29 (a) (c)	346,000	360,193
Danske Bank AS 1 yr. CMT + 0.930%
5.019% VRN 3/04/31 (a) (c)	390,000	392,526
First Citizens BancShares, Inc. 1 day USD SOFR + 1.487%
4.869% VRN 3/03/32 (c)	335,000	323,662
First-Citizens Bank & Trust Co.
6.125% 3/09/28	275,000	281,931
HSBC Holdings PLC 1 day USD SOFR + 1.190%
4.619% VRN 11/06/31 (c)	300,000	295,834

	Principal Amount	Value
ING Groep NV 1 day USD SOFR Index + 1.260%
4.803% VRN 3/23/32 (c)	$310,000	$308,144
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 1.522%
4.203% VRN 7/23/29 (c)	450,000	447,413
Lloyds Banking Group PLC 1 yr. CMT + 0.820%
4.425% VRN 11/04/31 (c)	305,000	300,712
Morgan Stanley Private Bank NA 1 day USD SOFR + 1.080%
4.734% VRN 7/18/31 (c)	635,000	633,033
National Australia Bank Ltd.
2.332% 8/21/30 (a)	400,000	360,852
NatWest Group PLC 1 yr. CMT + 1.050%
5.115% VRN 5/23/31 (c)	375,000	378,737
Pinnacle Bank/Nashville TN
5.625% 2/15/28	653,000	660,320
Pinnacle Financial Partners, Inc. 1 day USD SOFR + 2.347%
6.168% VRN 11/01/30 (c)	300,000	305,869
Santander UK Group Holdings PLC 1 day USD SOFR Index + 1.554%
4.858% VRN 9/11/30 (c)	500,000	501,087
Societe Generale SA 1 day USD SOFR + 1.096%
4.450% VRN 4/12/30 (a) (c)	315,000	311,843
Texas Capital Bancshares, Inc. 1 day USD SOFR + 1.940%
5.301% VRN 2/27/32 (c)	306,000	301,702
Wells Fargo & Co. 1 day USD SOFR + 1.740%
5.574% VRN 7/25/29 (c)	369,000	377,477
Woori Bank
5.125% 8/06/28 (a)	800,000	810,452
		8,823,513
Beverages — 0.2%
Maple Parent Holdings Corp.
4.750% 3/26/29 (a)	227,000	226,963
Building Materials — 1.0%
Cemex SAB de CV
5.450% 11/19/29 (a)	600,000	600,140
JH North America Holdings, Inc.
5.875% 1/31/31 (a)	626,000	620,799
		1,220,939
Chemicals — 1.1%
Celanese US Holdings LLC
6.850% STEP 11/15/28	595,000	618,770

The accompanying notes are an integral part of the financial statements.
1

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
FMC Corp.
3.450% 10/01/29	$625,000	$558,278
Huntsman International LLC
4.500% 5/01/29	300,000	280,533
		1,457,581
Commercial Services — 1.4%
Element Fleet Management Corp.
5.037% 3/25/30 (a)	385,000	388,544
6.319% 12/04/28 (a)	225,000	234,440
Triton Container International Ltd.
2.050% 4/15/26 (a)	615,000	614,342
3.150% 6/15/31 (a)	425,000	384,286
Verisk Analytics, Inc.
4.450% 3/15/31	139,000	136,688
		1,758,300
Computers — 1.2%
Dell International LLC/EMC Corp.
4.500% 2/15/31	305,000	301,395
Genpact Luxembourg SARL/Genpact USA, Inc.
6.000% 6/04/29	363,000	373,507
Genpact UK Finco PLC/Genpact USA, Inc.
4.950% 11/18/30	65,000	63,654
Kyndryl Holdings, Inc.
3.150% 10/15/31	700,000	583,555
Leidos, Inc.
4.100% 3/15/29	216,000	213,863
		1,535,974
Diversified Financial Services — 4.9%
Aircastle Ltd./Aircastle Ireland DAC
5.250% 3/15/30 (a)	390,000	393,209
5.750% 10/01/31 (a)	225,000	230,382
Ally Financial, Inc. 1 day USD SOFR + 3.260%
6.992% VRN 6/13/29 (c)	375,000	390,584
Aviation Capital Group LLC
5.125% 4/10/30 (a)	585,000	588,048
Avolon Holdings Funding Ltd.
5.750% 11/15/29 (a)	580,000	594,291
BGC Group, Inc.
6.150% 4/02/30	750,000	762,820
Capital One Financial Corp. 1 day USD SOFR + 1.150%
4.722% VRN 1/30/32 (c)	340,000	334,843
Citadel Finance LLC
4.750% 2/14/29 (a)	629,000	616,285
Citadel Securities Global Holdings LLC
5.125% 1/27/32 (a)	320,000	317,460

	Principal Amount	Value
Equitable America Global Funding
4.950% 6/09/30 (a) (d)	$380,000	$379,587
Gabx Leasing LLC
4.625% 4/15/31 (a)	320,000	315,460
Macquarie Airfinance Holdings Ltd.
6.400% 3/26/29 (a)	350,000	362,643
Synchrony Financial 1 day USD SOFR + 1.680%
5.450% VRN 3/06/31 (c)	600,000	599,503
TPG Operating Group II LP
4.875% 5/15/31	330,000	323,656
		6,208,771
Electric — 1.9%
Adani Transmission Step-One Ltd.
4.000% 8/03/26 (a)	500,000	499,456
Dayton Power & Light Co.
4.550% 8/15/30	300,000	297,279
ITC Holdings Corp.
4.875% 4/15/31 (a) (b)	333,000	333,174
National Rural Utilities Cooperative Finance Corp.
4.050% 2/09/29	340,000	337,750
NRG Energy, Inc.
4.734% 10/15/30 (a)	600,000	594,166
Pacific Gas & Electric Co.
6.100% 1/15/29	325,000	336,304
		2,398,129
Engineering & Construction — 0.4%
Sitios Latinoamerica SAB de CV
6.000% 11/25/29 (a)	500,000	503,500
Entertainment — 0.4%
Discovery Global Holdings, Inc.
4.054% 3/15/29	485,000	469,238
Food — 0.5%
McCormick & Co., Inc.
4.150% 2/15/29	340,000	336,701
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	320,000	318,444
		655,145
Forest Products & Paper — 0.4%
Suzano Austria GmbH
6.000% 1/15/29	450,000	459,911
Health Care - Services — 1.3%
Centene Corp.
2.450% 7/15/28	650,000	605,344
3.000% 10/15/30	450,000	394,361

The accompanying notes are an integral part of the financial statements.
2

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Humana, Inc.
5.375% 4/15/31	$675,000	$682,255
		1,681,960
Home Furnishing — 0.2%
LG Electronics, Inc.
5.625% 4/24/29 (a)	288,000	296,351
Insurance — 5.1%
American National Global Funding
4.625% 12/15/28 (a)	250,000	248,080
5.250% 6/03/30 (a)	700,000	697,147
Aspen Insurance Holdings Ltd.
5.750% 7/01/30	347,000	357,804
Brighthouse Financial Global Funding
5.650% 6/10/29 (a)	575,000	578,918
CNO Global Funding
2.650% 1/06/29 (a) (d)	475,000	449,963
Enstar Group Ltd.
3.100% 9/01/31	925,000	816,183
4.950% 6/01/29	130,000	129,450
Fortitude Global Funding
4.625% 10/06/28 (a)	628,000	621,625
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	358,000	364,574
GA Global Funding Trust
5.500% 1/08/29 (a)	165,000	167,007
Global Atlantic Fin Co.
4.400% 10/15/29 (a) (d)	475,000	459,307
Jackson National Life Global Funding
4.550% 9/09/30 (a)	345,000	337,982
Lincoln Financial Global Funding
4.625% 8/18/30 (a)	365,000	361,171
Progressive Corp.
4.600% 3/26/31	320,000	320,731
Protective Life Corp.
4.700% 1/15/31 (a)	210,000	207,977
Sammons Financial Group Global Funding
4.800% 12/12/30 (a)	305,000	302,283
		6,420,202
Internet — 0.2%
AppLovin Corp.
5.125% 12/01/29	310,000	311,799
Investment Companies — 6.2%
Antares Holdings LP
2.750% 1/15/27 (a)	485,000	474,864
3.950% 7/15/26 (a)	545,000	543,115
ARES Capital Corp.
5.100% 1/15/31	325,000	312,487
5.950% 7/15/29	430,000	432,122

	Principal Amount	Value
ARES Strategic Income Fund
6.350% 8/15/29	$610,000	$611,952
Blackstone Private Credit Fund
2.625% 12/15/26	318,000	311,118
6.250% 1/25/31	300,000	296,334
Blackstone Secured Lending Fund
5.300% 6/30/30	775,000	749,978
Blue Owl Capital Corp.
8.450% 11/15/26	375,000	379,906
Blue Owl Credit Income Corp.
4.700% 2/08/27	501,000	495,336
5.800% 3/15/30	375,000	361,588
Blue Owl Technology Finance Corp.
6.750% 4/04/29 (d)	881,000	866,987
Golub Capital BDC, Inc.
6.000% 7/15/29 (d)	850,000	847,244
HPS Corporate Lending Fund
6.250% 9/30/29	235,000	234,527
6.750% 1/30/29	522,000	528,961
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% 5/15/27	400,000	391,963
		7,838,482
Iron & Steel — 0.4%
Vale Overseas Ltd.
3.750% 7/08/30	550,000	523,444
Media — 1.5%
Cox Communications, Inc.
1.800% 10/01/30 (a)	725,000	630,396
News Corp.
3.875% 5/15/29 (a)	655,000	632,124
Paramount Global
7.875% 7/30/30	575,000	600,257
		1,862,777
Mining — 0.4%
AngloGold Ashanti Holdings PLC
3.375% 11/01/28	500,000	480,613
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
5.100% 3/01/30	300,000	299,539
Oil & Gas — 3.5%
Antero Resources Corp.
5.375% 3/01/30 (a)	300,000	301,528
Continental Resources, Inc.
5.750% 1/15/31 (a)	575,000	586,017
Helmerich & Payne, Inc.
4.850% 12/01/29 (d)	385,000	384,970

The accompanying notes are an integral part of the financial statements.
3

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Ovintiv, Inc.
7.200% 11/01/31	$350,000	$384,620
8.125% 9/15/30	215,000	241,849
Patterson-UTI Energy, Inc.
3.950% 2/01/28	615,000	604,984
Santos Finance Ltd.
3.649% 4/29/31 (a)	825,000	771,982
Sunoco LP
5.875% 7/15/27 (a)	315,000	314,813
Thaioil Treasury Center Co. Ltd.
4.625% 11/20/28 (a)	600,000	595,330
Woodside Finance Ltd.
5.400% 5/19/30	300,000	306,345
		4,492,438
Pharmaceuticals — 0.4%
Mylan, Inc.
4.550% 4/15/28	570,000	567,067
Pipelines — 1.3%
Energy Transfer LP
4.550% 1/15/31	330,000	327,004
Harvest Midstream I LP
7.500% 9/01/28 (a)	391,000	394,793
Plains All American Pipeline LP/PAA Finance Corp.
4.700% 1/15/31	200,000	199,391
Targa Resources Corp.
4.350% 1/15/29	168,000	167,296
4.350% 4/15/31	216,000	211,455
Western Midstream Operating LP
4.800% 3/01/31	305,000	301,709
		1,601,648
Real Estate Investment Trusts (REITS) — 3.4%
EPR Properties
3.750% 8/15/29	175,000	167,567
4.500% 6/01/27	500,000	497,890
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	475,000	460,264
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/31	325,000	307,314
Highwoods Realty LP
4.200% 4/15/29	650,000	632,039
Omega Healthcare Investors, Inc.
5.200% 7/01/30	570,000	572,315
Piedmont Operating Partnership LP
9.250% 7/20/28	670,000	731,622
Store Capital LLC
2.750% 11/18/30	300,000	269,863
4.500% 3/15/28	310,000	307,985

	Principal Amount	Value
Vornado Realty LP
2.150% 6/01/26	$403,000	$400,728
		4,347,587
Retail — 0.9%
Advance Auto Parts, Inc.
1.750% 10/01/27	375,000	352,925
Genuine Parts Co.
1.875% 11/01/30	350,000	301,603
InRetail Consumer
3.250% 3/22/28 (a)	550,000	528,724
		1,183,252
Semiconductors — 0.7%
Foundry JV Holdco LLC
5.500% 1/25/31 (a)	545,000	556,486
SK Hynix, Inc.
4.250% 9/11/28 (a)	300,000	298,336
		854,822
Software — 1.0%
Fidelity National Information Services, Inc.
4.550% 3/10/29	310,000	308,538
MSCI, Inc.
3.875% 2/15/31 (a)	325,000	307,221
Oracle Corp.
4.450% 9/26/30	640,000	616,756
		1,232,515
Telecommunications — 0.5%
Orange SA
4.000% 1/13/29 (a)	335,000	331,646
Tower Bersama Infrastructure Tbk. PT
2.800% 5/02/27 (a)	250,000	244,555
		576,201
Transportation — 0.2%
Fedex Freight Holding Co., Inc.
4.650% 3/15/31 (a)	320,000	314,517
Venture Capital — 0.8%
Hercules Capital, Inc.
2.625% 9/16/26	516,000	508,385
5.350% 2/10/29 (d)	188,000	184,278
6.000% 6/16/30 (d)	275,000	269,801
		962,464
TOTAL CORPORATE DEBT (Cost $64,766,935)		64,674,959

The accompanying notes are an integral part of the financial statements.
4

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Non-U.S. Government Agency Obligations — 30.2%
Automobile Asset-Backed Securities — 9.0%
Ally Auto Receivables Trust, Series 2023-A, Class C
6.080% 1/17/34 (a)	$381,228	$384,063
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class C
6.022% 5/17/32 (a)	331,254	336,376
Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class B
4.300% 8/21/28 (a)	400,000	398,695
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A2, 4.100% 7/17/28	300,000	299,945
Series 2025-3, Class C, 4.810% 5/15/31	500,000	499,336
Carvana Auto Receivables Trust, Series 2024-N1, Class A3
5.600% 3/10/28 (a)	94,635	94,687
Enterprise Fleet Financing LLC, Series 2026-1, Class A2
4.000% 10/20/28 (a)	1,300,000	1,297,289
FCCU Auto Receivables Trust, Series 2024-1A, Class A4
5.460% 4/15/30 (a)	500,000	508,774
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.480% 10/15/27 (a)	152,373	151,714
Series 2025-3A, Class A2, 4.520% 7/17/28 (a)	328,376	328,765
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3
5.020% 3/15/27 (a)	158,327	158,434
LAD Auto Receivables Trust, Series 2023-3A, Class C
6.430% 12/15/28 (a)	1,000,000	1,015,210
PenFed Auto Receivables Owner Trust, Series 2024-A, Class C
5.200% 9/16/30 (a)	400,000	403,588
Santander Drive Auto Receivables Trust
Series 2026-1, Class A2, 4.040% 3/15/29	400,000	399,722
Series 2025-3, Class A3, 4.380% 1/15/30	1,000,000	1,001,453
SCCU Auto Receivables Trust, Series 2024-1A, Class D
6.250% 7/15/32 (a)	600,000	597,937

	Principal Amount	Value
Toyota Lease Owner Trust, Series 2026-A, Class A2A
3.700% 2/22/28 (a)	$600,000	$597,857
Westlake Automobile Receivables Trust
Series 2026-1A, Class A3, 4.010% 7/16/29 (a)	400,000	399,267
Series 2025-2A, Class A3, 4.510% 5/15/29 (a)	1,200,000	1,203,760
Series 2025-2A, Class A2A, 4.660% 9/15/28 (a)	578,618	580,037
Series 2022-2A, Class D, 5.480% 9/15/27 (a)	274,559	275,249
Wheels Fleet Lease Funding 1 LLC, Series 2023-2A, Class A
6.460% 8/18/38 (a)	211,473	213,395
World Omni Auto Receivables Trust, Series 2026-A, Class A3
3.860% 5/15/31	300,000	298,232
		11,443,785
Commercial Mortgage-Backed Securities — 0.3%
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C,
3.958% VRN 4/15/46 (c) (e)	1,015,000	414,943
Credit Card Asset-Backed Securities — 0.4%
Mission Lane Credit Card Master Trust, Series 2025-A, Class A
5.800% 5/15/30 (a)	500,000	502,563
Home Equity Asset-Backed Securities — 0.4%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD Term SOFR + 1.014%
4.103% FRN 10/25/34 (c)	26,727	25,950
Vista Point Securitization Trust, Series 2026-CES1, Class A1,
5.035% STEP 2/25/56 (a)	396,207	392,905
		418,855
Other Asset-Backed Securities — 14.6%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
3.987% FRN 9/15/41 (a) (c)	14,099	14,037
522 Funding CLO Ltd., Series 2018-3A, Class BR, 3 mo. USD Term SOFR + 1.812%
5.479% FRN 10/20/31 (a) (c)	2,352,000	2,352,574
Affirm Asset Securitization Trust
Series 2024-B, Class A, 4.620% 9/15/29 (a)	1,000,000	1,002,130

The accompanying notes are an integral part of the financial statements.
5

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2025-X1, Class A, 5.080% 4/15/30 (a)	$170,701	$170,816
Series 2025-X1, Class B, 5.190% 4/15/30 (a)	500,000	500,630
Series 2024-X2, Class B, 5.330% 12/17/29 (a)	92,179	92,205
Apidos CLO XXX Ltd., Series XXXA, Class A2R, 3 mo. USD Term SOFR + 1.500%
5.168% FRN 10/18/31 (a) (c)	500,000	499,959
BHG Securitization Trust, Series 2021-B, Class C
2.240% 10/17/34 (a)	1,536,000	1,497,845
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B
3.780% 9/26/33 (a)	245,588	241,499
CBAMR Ltd., Series 2019-9A, Class AR, 3 mo. USD Term SOFR + 1.630%
5.302% FRN 7/15/37 (a) (c)	600,000	600,120
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	577,448	368,019
CIFC Funding Ltd., Series 2022-4A, Class AR, 3 mo. USD Term SOFR + 1.090%
4.761% FRN 7/16/35 (a) (c)	750,000	748,585
Elara HGV Timeshare Issuer LLC, Series 2019-A, Class C
3.450% 1/25/34 (a)	510,126	508,562
Elmwood CLO I Ltd., Series 2019-1A, Class A1R3, 3 mo. USD Term SOFR + 1.120%
4.780% FRN 4/20/37 (a) (c)	1,250,000	1,247,504
Equify ABS LLC, Series 2024-1A, Class A
5.430% 4/18/33 (a)	270,764	271,471
GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A2
5.120% 3/25/60 (a)	103,819	104,053
GreenSky Home Improvement Trust, Series 2024-1, Class A4
5.670% 6/25/59 (a)	290,775	295,408
HPS Loan Management Ltd., Series 2021-16A, Class A1R, 3 mo. USD Term SOFR + 1.110%
4.781% FRN 1/23/35 (a) (c)	875,000	874,174
Invesco U.S. CLO Ltd., Series 2023-1A, Class AR2, 3 mo. USD Term SOFR + 1.110%
4.781% FRN 4/22/37 (a) (c)	500,000	497,293

	Principal Amount	Value
Marble Point CLO XXIII Ltd., Series 2021-4A, Class A1R, 3 mo. USD Term SOFR + 1.160%
4.829% FRN 1/22/35 (a) (c)	$500,000	$499,436
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1R, 3 mo. USD Term SOFR + 1.220%
4.926% FRN 4/15/37 (a) (c)	500,000	500,000
Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class AR2, 3 mo. USD Term SOFR + 1.130%
4.798% FRN 12/25/37 (a) (c)	500,000	498,497
Neuberger Berman Loan Advisers CLO 50 Ltd., Series 2022-50A, Class AR2, 3 mo. USD Term SOFR + 1.040%
4.699% FRN 7/23/36 (a) (c)	500,000	498,824
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1
1.850% 11/20/50 (a)	831,312	758,871
Pagaya Ai Debt Trust, Series 2025-R1, Class A2
5.338% 6/15/32 (a)	416,408	418,527
PVONE 2023-1 LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	95,767	96,185
RCKT Trust, Series 2025-1A, Class A
4.900% 7/25/34 (a)	209,556	210,058
Reach ABS Trust, Series 2025-2A, Class A
4.930% 8/18/32 (a)	235,782	236,776
RKTL Trust, Series 2026-1A, Class A
4.070% 2/26/35 (a)	466,755	466,312
SoFi Consumer Loan Program Trust
Series 2026-1, Class A, 4.060% 12/26/35 (a)	365,423	365,090
Series 2025-3, Class A, 4.470% 8/15/34 (a)	231,856	232,264
Symphony CLO XXII Ltd., Series 2020-22A, Class BR, 3 mo. USD Term SOFR + 1.680%
5.348% FRN 4/18/33 (a) (c)	750,000	750,068
Trinity Rail Leasing LLC, Series 2019-1A, Class A
3.820% 4/17/49 (a)	351,464	351,284
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, 3 mo. USD Term SOFR + 1.270%
4.942% FRN 10/15/35 (a) (c)	750,000	749,341
		18,518,417

The accompanying notes are an integral part of the financial statements.
6

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans Asset-Backed Securities — 4.0%
Chase Education Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.482%
4.167% FRN 3/28/68 (c)	$257,167	$235,352
College Avenue Student Loans LLC, Series 2017-A, Class A1, 1 mo. USD Term SOFR + 1.764%
5.443% FRN 11/26/46 (a) (c)	202,904	202,244
Commonbond Student Loan Trust
Series 2017-AGS, Class B, 3.470% 5/25/41 (a)	219,039	200,154
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	98,680	77,513
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	80,965	67,708
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	37,950	33,943
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	149,221	140,542
Laurel Road Prime Student Loan Trust, Series 2019-A, Class BFX
3.000% 10/25/48 (a)	675,259	664,377
Nelnet Student Loan Trust, Series 2018-5A, Class B, 1 mo. USD Term SOFR + 1.564%
5.238% FRN 2/25/67 (a) (c)	1,000,000	954,598
SLM Student Loan Trust
Series 2005-4, Class B, 90 day USD SOFR Average + 0.442% 4.329% FRN 7/25/55 (c)	313,421	295,216
Series 2005-5, Class B, 90 day USD SOFR Average + 0.512% 4.399% FRN 10/25/40 (c)	333,022	305,870
Series 2004-1, Class B, 90 day USD SOFR Average + 0.762% 4.649% FRN 7/25/39 (c)	203,488	195,313
SMB Private Education Loan Trust, Series 2023-D, Class A1B, 30 day USD SOFR Average + 1.650%
5.322% FRN 9/15/53 (a) (c)	655,313	664,458
SoFi Professional Loan Program LLC, Series 2019-A, Class BFX
4.110% 6/15/48 (a)	870,000	840,466
Wachovia Student Loan Trust, Series 2005-1, Class B, 90 day USD SOFR Average + 0.562%
4.449% FRN 10/25/40 (c)	205,673	184,616
		5,062,370

	Principal Amount	Value
Whole Loan Collateral Collateralized Mortgage Obligations — 1.5%
Ellington Financial Mortgage Trust
Series 2024-INV2, Class A2, 5.289% STEP 10/25/69 (a)	$619,985	$617,469
Series 2024-INV2, Class A3, 5.441% STEP 10/25/69 (a)	619,985	616,954
Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2,
5.844% VRN 2/25/34 (c) (e)	21,250	20,352
PRPM Trust, Series 2026-NQM1, Class A1FC,
5.093% STEP 2/25/71 (a)	300,000	299,403
Verus Securitization Trust, Series 2024-8, Class A1,
5.364% VRN 10/25/69 (a) (c) (e)	352,974	353,422
		1,907,600
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $39,318,885)		38,268,533
Sovereign Debt Obligations — 0.2%
Mexico Government International Bond
2.659% 5/24/31	350,000	308,927
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $312,893)		308,927
U.S. Government Agency Obligations and Instrumentalities(f) — 0.0%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. (c) Pool #1Q0239 1 yr. CMT + 2.137% 6.042% FRN 3/01/37	32,960	33,960
TOTAL BONDS & NOTES (Cost $104,432,301)		103,286,379
TOTAL LONG-TERM INVESTMENTS (Cost $104,432,301)		103,286,379
Short-Term Investments — 18.9%
Commercial Paper — 16.4%
Bayer Corp.
4.349% 7/20/26 (a)	3,000,000	2,961,733
Charles Schwab Corp.
3.960% 7/10/26 (a)	3,000,000	2,967,703
CRH America Finance, Inc.
4.254% 6/01/26 (a)	3,000,000	2,978,813

The accompanying notes are an integral part of the financial statements.
7

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Fortive Corp.
4.123% 5/05/26 (a)	$3,000,000	$2,988,090
Keurig Dr. Pepper, Inc.
3.976% 4/23/26 (a)	2,000,000	1,994,546
Penske Truck Leasing Co. LP
4.120% 4/28/26	2,000,000	1,993,551
Phillips 66
4.187% 4/06/26 (a)	3,000,000	2,997,988
VW Credit, Inc.
4.317% 6/04/26 (a)	2,000,000	1,984,936
		20,867,360

Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (g)	901,788	901,788

	Principal Amount
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (h)	$2,299,786	2,299,786
TOTAL SHORT-TERM INVESTMENTS (Cost $24,070,531)		24,068,934
TOTAL INVESTMENTS — 100.3% (Cost $128,502,832) (i)		127,355,313
Other Assets/ (Liabilities) — (0.3)%		(431,341)
NET ASSETS — 100.0%		$126,923,972

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $79,996,816 or 63.03% of net assets.

(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $2,283,321 or 1.80% of net assets. The Fund received $1,426,955 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2026.

(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(h)
Maturity value of $2,299,914. Collateralized by U.S. Government Agency obligations with a rate of 3.625%, maturity date of 8/31/27, and an aggregate market value, including accrued interest, of $2,345,784.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
8

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)
Country weightings, as a percentage of net assets, is as follows:

United States	61.8%
Cayman Islands	5.1%
United Kingdom	3.2%
Republic of Korea	1.6%
Australia	1.5%
Canada	1.3%
Brazil	1.2%
France	1.1%
Bermuda	1.1%
Mexico	0.7%
Thailand	0.5%
Ireland	0.5%
Peru	0.4%
India	0.4%
Denmark	0.3%
Germany	0.3%
Netherlands	0.2%
Indonesia	0.2%
Total Long-Term Investments	81.4%
Short-Term Investments and Other Assets and Liabilities	18.6%
Net Assets	100.0%

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	6/30/26	358	$74,734,507	$(469,085)
Short
U.S. Treasury Long Bond	6/18/26	4	$(454,375)	$(1,125)
U.S. Treasury Note 10 Year	6/18/26	9	(1,003,313)	3,892
U.S. Treasury Note 5 Year	6/30/26	279	(30,597,145)	415,012
				$417,779

The accompanying notes are an integral part of the financial statements.
9

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments

March 31, 2026 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 82.3%
Corporate Debt — 4.8%
Auto Manufacturers — 0.8%
Daimler Truck Finance North America LLC
3.650% 4/07/27 (a)	$550,000	$546,169
Hyundai Capital America
5.250% 1/08/27 (a)	1,000,000	1,005,568
		1,551,737
Biotechnology — 0.3%
CSL Finance PLC
3.850% 4/27/27 (a)	550,000	546,984
Diversified Financial Services — 0.2%
Equitable America Global Funding
4.650% 6/09/28 (a)	500,000	499,108
Insurance — 3.2%
Brighthouse Financial Global Funding
2.000% 6/28/28 (a)	1,050,000	981,328
CNO Global Funding
5.875% 6/04/27 (a)	500,000	506,837
Corebridge Global Funding
4.250% 8/21/28 (a)	500,000	496,452
Equitable Financial Life Global Funding
4.600% 4/01/27 (a) (b)	550,000	550,597
Fortitude Global Funding
4.625% 10/06/28 (a)	1,000,000	989,849
GA Global Funding Trust
1.950% 9/15/28 (a)	555,000	516,520
2.250% 1/06/27 (a)	550,000	540,769
Jackson National Life Global Funding
4.900% 1/13/27 (a)	525,000	526,880
Lincoln Financial Global Funding
4.625% 5/28/28 (a)	500,000	500,072
Protective Life Global Funding
4.992% 1/12/27 (a)	515,000	517,993
Western-Southern Global Funding
4.500% 7/16/28 (a)	500,000	499,837
		6,627,134
Oil & Gas Services — 0.3%
Schlumberger Holdings Corp.
5.000% 5/29/27 (a)	550,000	553,844
TOTAL CORPORATE DEBT (Cost $9,846,013)		9,778,807

	Principal Amount	Value
Non-U.S. Government Agency Obligations — 53.4%
Automobile Asset-Backed Securities — 21.8%
Alloya Auto Receivables Trust, Series 2025-1A, Class A2
4.780% 10/25/27 (a)	$867,127	$868,286
American Credit Acceptance Receivables Trust
Series 2024-1, Class C, 5.630% 1/14/30 (a)	1,225,484	1,229,067
Series 2024-3, Class B, 5.660% 8/14/28 (a)	272,799	272,911
Series 2024-2, Class C, 6.240% 4/12/30 (a)	2,136,951	2,149,736
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A, Class B, 1.630% 8/20/27 (a)	2,833,333	2,816,546
Series 2022-1A, Class B, 4.300% 8/21/28 (a)	1,400,000	1,395,433
BOF URSA VI Funding Trust I, Series 2023-CAR2, Class A2
5.542% 10/27/31 (a)	205,212	206,222
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A2, 4.100% 7/17/28	400,000	399,926
Series 2025-4, Class A2, 4.350% 6/15/28	826,673	827,195
Carvana Auto Receivables Trust
Series 2021-N3, Class B, 0.660% 6/12/28	359,382	350,677
Series 2022-N1, Class A2, 3.210% 12/11/28 (a)	682,889	676,602
CPS Auto Receivables Trust, Series 2021-C, Class E
3.210% 9/15/28 (a)	2,577,329	2,571,852
Drive Auto Receivables Trust, Series 2025-1, Class A2
4.870% 8/15/28	326,637	326,949
Exeter Automobile Receivables Trust
Series 2021-3A, Class D, 1.550% 6/15/27	810,262	805,658
Series 2021-4A, Class D, 1.960% 1/17/28	220,095	219,620
Series 2022-2A, Class D, 4.560% 7/17/28	2,724,121	2,723,575
Series 2025-3A, Class A2, 4.830% 1/18/28	266,028	266,225

The accompanying notes are an integral part of the financial statements.
10

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Exeter Select Automobile Receivables Trust
Series 2025-3, Class A2, 4.240% 5/15/29	$1,392,138	$1,393,227
Series 2025-1, Class A2, 4.830% 10/16/28	351,607	352,058
FCCU Auto Receivables Trust, Series 2025-1A, Class A2
4.870% 1/16/29 (a)	674,684	676,511
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.480% 10/15/27 (a)	761,865	758,572
Series 2021-1A, Class E, 3.140% 1/18/28 (a)	738,033	737,322
Series 2025-4A, Class A2, 4.370% 10/16/28 (a)	1,000,000	1,000,939
Series 2022-3A, Class D, 6.420% 6/15/28 (a)	925,656	933,615
Series 2023-4A, Class C, 6.650% 8/15/29 (a)	1,000,000	1,007,817
GLS Auto Select Receivables Trust, Series 2024-3A, Class A2
5.590% 10/15/29 (a)	462,919	466,554
GM Financial Automobile Leasing Trust, Series 2026-1, Class B
4.120% 1/22/30	1,250,000	1,245,536
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3
5.020% 3/15/27 (a)	180,945	181,067
Octane Receivables Trust
Series 2025-1A, Class A2, 4.250% 2/20/31 (a)	850,000	849,208
Series 2024-3A, Class A2, 4.940% 5/20/30 (a)	1,096,994	1,101,371
Series 2022-2A, Class C, 6.290% 7/20/28 (a)	2,152,300	2,158,836
Onemain Direct Auto Receivables Trust, Series 2022-1A, Class C
5.310% 6/14/29 (a)	1,100,000	1,102,835
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2
4.120% 9/15/28 (a)	1,024,406	1,024,937
Santander Drive Auto Receivables Trust, Series 2026-1, Class A2
4.040% 3/15/29	1,000,000	999,306
Tesla Auto Lease Trust, Series 2023-B, Class B
6.570% 8/20/27 (a)	299,273	299,459
Tricolor Auto Securitization Trust
Series 2025-1A, Class A, 4.940% 2/15/29 (a) (c) (d) (e)	2,157,682	1,594,743

	Principal Amount	Value
Series 2025-2A, Class A, 5.120% 1/16/29 (a) (c) (d) (e)	$2,732,705	$2,009,358
VStrong Auto Receivables Trust, Series 2024-A, Class A3
5.620% 12/15/28 (a)	961,064	964,107
Westlake Automobile Receivables Trust
Series 2026-P1, Class A2, 3.840% 1/16/29 (a)	1,000,000	997,989
Series 2025-3A, Class A2, 4.310% 4/17/28 (a)	2,407,396	2,408,944
Series 2022-2A, Class D, 5.480% 9/15/27 (a)	1,176,680	1,179,640
World Omni Auto Receivables Trust, Series 2026-A, Class A2A
3.710% 4/16/29	1,000,000	996,455
		44,546,886
Commercial Mortgage-Backed Securities — 1.5%
COMM Mortgage Trust, Series 2015-LC19, Class D
2.867% 2/10/48 (a)	2,457,000	2,265,628
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314%
5.993% FRN 2/15/39 (a) (f)	900,000	894,539
		3,160,167
Home Equity Asset-Backed Securities — 1.0%
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD Term SOFR + 0.729%
4.408% FRN 4/25/36 (f)	398,455	395,693
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD Term SOFR + 0.374%
4.053% FRN 3/25/37 (f)	116,328	115,554
Point Securitization Trust, Series 2024-1, Class A1
6.500% 6/25/54 (a)	1,542,748	1,543,264
		2,054,511
Other Asset-Backed Securities — 19.4%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
3.987% FRN 9/15/41 (a) (f)	15,156	15,090
ACHV ABS Trust, Series 2024-1PL, Class A
5.900% 4/25/31 (a)	194,626	195,447
Affirm Asset Securitization Trust
Series 2025-X2, Class A, 4.450% 10/15/30 (a)	665,087	665,631

The accompanying notes are an integral part of the financial statements.
11

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2025-X1, Class A, 5.080% 4/15/30 (a)	$320,065	$320,280
Alterna Funding III LLC
Series 2024-1A, Class A, 6.260% 5/16/39 (a)	1,612,227	1,613,633
Series 2024-1A, Class B, 7.136% 5/16/39 (a)	949,591	949,389
BHG Securitization Trust, Series 2021-A, Class A
1.420% 11/17/33 (a)	240,489	239,381
Dell Equipment Finance Trust
Series 2025-1, Class A2, 4.680% 7/22/27 (a)	926,856	928,401
Series 2024-1, Class A3, 5.390% 3/22/30 (a)	309,449	310,848
Dext ABS LLC
Series 2025-2, Class A2, 4.100% 4/17/28 (a)	1,200,000	1,199,638
Series 2025-1, Class A2, 4.590% 8/16/27 (a)	564,195	565,230
FCI Funding LLC, Series 2024-1A, Class A
5.440% 8/15/36 (a)	424,447	424,179
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	975,568	907,713
GoldenTree Loan Management US CLO 29 Ltd., Series 2026-29A, Class X, 3 mo. USD Term SOFR + 0.850%
1.000% FRN 4/20/39 (a) (f) (g)	1,700,000	1,700,000
GreatAmerica Leasing Receivables Funding LLC, Series 2024-1, Class A3
4.980% 1/18/28 (a)	2,700,203	2,715,606
GreenSky Home Improvement Issuer Trust
Series 2025-3A, Class A1, 4.340% 12/27/60 (a)	796,146	793,154
Series 2025-1A, Class A2, 5.120% 3/25/60 (a)	726,735	728,372
GreenSky Home Improvement Trust, Series 2024-1, Class A2
5.880% 6/25/59 (a)	225,170	226,166
Hilton Grand Vacations Trust, Series 2022-2A, Class C
5.570% 1/25/37 (a)	442,462	443,726
Marlette Funding Trust, Series 2025-1A, Class A
4.750% 7/16/35 (a)	1,167,297	1,168,577

	Principal Amount	Value
NMEF Funding LLC, Series 2026-A, Class A2
4.090% 2/15/34 (a)	$1,000,000	$998,063
NP SPE IX LP, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	8,999	8,921
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A1, 1.480% 1/20/51 (a)	3,406,368	2,977,646
Series 2020-1A, Class A1, 1.850% 11/20/50 (a)	1,924,333	1,756,647
Pagaya AI Debt Grantor Trust
Series 2024-10, Class A, 5.183% 6/15/32 (a)	788,925	790,596
Series 2024-8, Class A, 5.331% 1/15/32 (a)	927,147	929,597
Series 2024-5, Class A, 6.278% 10/15/31 (a)	425,634	427,005
Pagaya AI Debt Trust, Series 2024-4, Class B
6.539% 8/15/31 (a)	897,855	898,273
PVONE 2023-1 LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	112,309	112,799
RAM LLC, Series 2024-1, Class A
6.669% 2/15/39 (a)	981,018	981,245
RCKT Trust, Series 2025-2A, Class A
4.480% 11/27/34 (a)	1,607,519	1,608,450
Reach ABS Trust, Series 2026-1A, Class A
4.320% 2/15/33 (a)	827,987	828,291
Regatta XXIII Funding Ltd., Series 2021-4A, Class XR, 3 mo. USD Term SOFR + 0.850%
4.522% FRN 10/15/38 (a) (f)	1,700,000	1,699,969
RKTL Trust, Series 2026-1A, Class A
4.070% 2/26/35 (a)	606,782	606,205
SoFi Consumer Loan Program Trust
Series 2026-1, Class A, 4.060% 12/26/35 (a)	913,559	912,725
Series 2025-4, Class A, 4.240% 8/25/35 (a)	681,470	682,042
Series 2025-1, Class A, 4.800% 2/27/34 (a)	1,926,046	1,930,114
Series 2025-2, Class A, 4.820% 6/25/34 (a)	598,447	599,740

The accompanying notes are an integral part of the financial statements.
12

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Sycamore Tree CLO Ltd., Series 2024-5A, Class XR, 3 mo. USD Term SOFR + 0.950%
4.618% FRN 10/20/38 (a) (f)	$1,017,000	$1,016,977
Verdant Receivables LLC, Series 2025-1A, Class A2
4.850% 3/13/28 (a)	1,054,160	1,057,872
Verizon Master Trust, Series 2023-4, Class B
4.570% 6/20/29	2,700,000	2,698,408
		39,632,046
Student Loans Asset-Backed Securities — 4.1%
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	93,949	75,858
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	9,831	8,793
Series 2019-AGS, Class A2, 1 mo. USD Term SOFR + 1.014% 4.693% FRN 1/25/47 (a) (f)	80,927	78,240
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	2,471,724	2,283,919
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	455,179	432,680
Series 2018-A, Class B, 3.680% 2/18/42 (a)	396,702	392,841
SMB Private Education Loan Trust
Series 2015-A, Class C, 4.500% 10/15/48 (a)	2,517,166	2,506,294
Series 2019-A, Class A2B, 1 mo. USD Term SOFR + 0.984% 4.657% FRN 7/15/36 (a) (f)	205,644	205,797
Series 2024-R1, Class M, 6.000% 9/15/54 (a)	2,205,688	2,208,066
SoFi Professional Loan Program LLC, Series 2018-D, Class A2FX
3.600% 2/25/48 (a)	136,184	135,291
		8,327,779
Whole Loan Collateral Collateralized Mortgage Obligations — 5.6%
Angel Oak Mortgage Trust, Series 2022-2, Class A1,
4.045% VRN 1/25/67 (a) (f) (h)	1,629,569	1,550,736
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A3,
1.435% VRN 3/25/60 (a) (f) (h)	107,707	106,360

	Principal Amount	Value
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
4.726% FRN 8/25/49 (a) (f)	$502,772	$485,353
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (f) (h)	5,523,841	5,073,865
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (f) (h)	125,032	121,866
First Franklin Mortgage Loan Trust, Series 2006-FF15, Class A5, 1 mo. USD Term SOFR + 0.274%
3.953% FRN 11/25/36 (f)	11,467	11,540
OBX Trust
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (f) (h)	480,432	399,062
Series 2020-EXP1, Class 2A2, 1 mo. USD Term SOFR + 1.064% 4.743% FRN 2/25/60 (a) (f)	157,642	155,922
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (f) (h)	539,855	476,646
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (f) (h)	1,611,763	1,535,729
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, 2.878% VRN 2/25/50 (a) (f) (h)	1,000,000	889,491
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (f) (h)	94,053	93,488
Verus Securitization Trust, Series 2021-3, Class A3,
1.437% VRN 6/25/66 (a) (f) (h)	613,104	548,762
		11,448,820
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $111,785,271)		109,170,209
U.S. Government Agency Obligations and Instrumentalities (i) — 1.6%
Whole Loans — 1.6%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA7, Class M1, 30 day USD SOFR Average + 0.850% 4.512% FRN 11/25/41 (a) (f)	174,042	173,992
Series 2022-DNA2, Class M1A, 30 day USD SOFR Average + 1.300% 4.962% FRN 2/25/42 (a) (f)	454,599	454,842

The accompanying notes are an integral part of the financial statements.
13

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2022-DNA5, Class M1A, 30 day USD SOFR Average + 2.950% 6.612% FRN 6/25/42 (a) (f)	$1,045,995	$1,060,472
Federal National Mortgage Association Connecticut Avenue Securities
Series 2022-R05, Class 2M1, 30 day USD SOFR Average + 1.900% 5.562% FRN 4/25/42 (a) (f)	58,886	58,943
Series 2023-R05, Class 1M1, 30 day USD SOFR Average + 1.900% 5.562% FRN 6/25/43 (a) (f)	526,906	529,918
Series 2023-R03, Class 2M1, 30 day USD SOFR Average + 2.500% 6.162% FRN 4/25/43 (a) (f)	929,177	935,253
		3,213,420
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,209,748)		3,213,420
U.S. Treasury Obligations — 22.5%
U.S. Treasury Bonds & Notes — 22.5%
U.S. Treasury Inflation-Indexed Bonds
0.125% 2/15/51	124,913	66,598
0.125% 2/15/52	817,782	426,186
0.250% 2/15/50	632,475	359,167
0.625% 2/15/43	848,712	626,561
0.750% 2/15/42	863,550	666,361
0.750% 2/15/45	552,424	397,491
0.875% 2/15/47	1,616,688	1,149,640
1.000% 2/15/46	137,253	102,021
1.000% 2/15/48	461,584	332,435
1.000% 2/15/49	394,182	279,819
1.375% 2/15/44	627,935	520,083
1.500% 2/15/53	765,842	589,277
2.125% 2/15/40	376,163	368,776
2.125% 2/15/41	594,020	575,637
2.125% 2/15/54	1,165,626	1,030,790
2.375% 2/15/55	721,441	672,466
2.375% 2/15/56	200,694	185,924
2.500% 1/15/29	151,474	157,124
3.375% 4/15/32	366,438	404,464
3.875% 4/15/29	197,826	213,381
U.S. Treasury Inflation-Indexed Notes
0.125% 1/15/30	1,137,627	1,088,759
0.125% 1/15/31	1,998,880	1,879,280
0.125% 7/15/31	1,456,068	1,360,526
0.125% 1/15/32	1,642,480	1,512,537
0.250% 7/15/29	1,525,668	1,483,754

	Principal Amount	Value
0.625% 7/15/32	$2,238,620	$2,113,145
0.750% 7/15/28 (j)	1,425,149	1,420,881
0.875% 1/15/29	2,833,512	2,812,645
1.125% 10/15/30	2,312,420	2,291,850
1.125% 1/15/33	2,074,363	1,999,448
1.250% 4/15/28	1,626,345	1,632,449
1.375% 7/15/33	2,141,620	2,095,417
1.625% 10/15/29	1,550,325	1,574,650
1.625% 4/15/30	1,838,934	1,857,450
1.750% 1/15/34 (j)	2,115,960	2,108,100
1.875% 7/15/34	1,658,288	1,666,358
1.875% 7/15/35	1,671,153	1,664,163
1.875% 1/15/36	1,501,290	1,484,422
2.125% 4/15/29	1,471,988	1,511,124
2.125% 1/15/35	1,854,900	1,886,508
2.375% 10/15/28	1,380,301	1,428,920
		45,996,587
TOTAL U.S. TREASURY OBLIGATIONS (Cost $47,235,476)		45,996,587
TOTAL BONDS & NOTES (Cost $172,076,508)		168,159,023
	Number of Shares
Exchange-Traded Funds — 1.1%
iShares Ultra Short Duration Bond Active ETF	43,200	2,187,216
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,192,832)		2,187,216
TOTAL LONG-TERM INVESTMENTS (Cost $174,269,340)		170,346,239
	Principal Amount
Short-Term Investments — 17.1%
Commercial Paper — 16.1%
Amcor Flexibles North America, Inc.
4.020% 4/08/26 (a)	$3,000,000	2,997,309
Bell Telephone Co. of Canada or Bell Canada
4.061% 6/01/26 (a)	1,500,000	1,489,892
Enbridge US, Inc.
4.161% 4/30/26 (a)	3,000,000	2,989,800
Entergy Corp.
3.994% 6/03/26 (a)	4,000,000	3,970,835

The accompanying notes are an integral part of the financial statements.
14

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
ERAC USA Finance LLC
3.952% 4/02/26 (a)	$4,000,000	$3,999,109
Fidelity National Information Services, Inc.
4.010% 4/09/26 (a)	3,000,000	2,996,999
Oracle Corp.
4.151% 6/15/26 (a)	1,500,000	1,486,107
4.181% 8/17/26 (a)	1,000,000	982,768
Penske Truck Leasing Co. LP
3.937% 4/27/26	4,000,000	3,987,568
Phillips 66
4.187% 4/06/26 (a)	4,000,000	3,997,318
Sherwin-Williams Co.
3.888% 4/21/26 (a)	4,000,000	3,991,048
		32,888,753
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (k)	535,040	535,040
	Principal Amount
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (l)	$1,546,376	1,546,376
TOTAL SHORT-TERM INVESTMENTS (Cost $34,978,692)		34,970,169
TOTAL INVESTMENTS — 100.5% (Cost $209,248,032) (m)		205,316,408
Other Assets/ (Liabilities) — (0.5)%		(1,074,601)
NET ASSETS — 100.0%		$204,241,807

Abbreviation Legend

CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $136,936,019 or 67.05% of net assets.

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $524,270 or 0.26% of net assets. (Note 2).
(c)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2026, these securities amounted to a value of $3,604,101 or 1.76% of net assets.

(d)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2026, these securities amounted to a value of $3,604,101 or 1.76% of net assets.

(e)	Investment is valued using significant unobservable inputs.
(f)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2026.

(i)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(k)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(l)
Maturity value of $1,546,462. Collateralized by U.S. Government Agency obligations with a rate of 3.625%, maturity date of 8/31/27, and an aggregate market value, including accrued interest, of $1,577,332.

(m)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
15

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 10 Year	6/18/26	3	$339,971	$(6,830)
Short
U.S. Treasury Long Bond	6/18/26	2	$(235,150)	$7,400
U.S. Treasury Ultra Bond	6/18/26	1	(120,419)	3,856
U.S. Treasury Note 2 Year	6/30/26	173	(36,134,718)	246,679
U.S. Treasury Note 5 Year	6/30/26	44	(4,826,487)	66,581
				$324,516

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.490%	Maturity	U.S. Consumer Price Index	Maturity	7/31/26	USD	1,500,000	$32,879	$ —	$32,879
Fixed 2.482%	Maturity	U.S. Consumer Price Index	Maturity	9/07/26	USD	3,000,000	60,210	—	60,210
Fixed 2.164%	Maturity	U.S. Consumer Price Index	Maturity	9/19/26	USD	7,000,000	144,913	—	144,913
Fixed 2.599%	Maturity	U.S. Consumer Price Index	Maturity	1/10/27	USD	9,100,000	84,650	—	84,650
							$322,652	$—	$322,652

The accompanying notes are an integral part of the financial statements.
16

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)
OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
1 Day-SOFR + 16.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	7/30/26	USD	43,189,285	$(54,625)	$ —	$(54,625)
Fed Funds + 23.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	4/30/26	USD	22,000,000	8,994	—	8,994
1 Day-SOFR + 17.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	6/01/26	USD	66,000,000	131,579	—	131,579
1 Day-SOFR + 17.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	9/01/26	USD	14,991,735	(162,241)	—	(162,241)
								$(76,293)	$—	$(76,293)

* Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
17

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments

March 31, 2026 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 100.9%
CORPORATE DEBT — 40.7%
Aerospace & Defense — 0.2%
Boeing Co.
5.930% 5/01/60	$1,470,000	$1,411,035
Auto Manufacturers — 0.7%
Ford Motor Credit Co. LLC
5.303% 9/06/29	2,960,000	2,944,555
General Motors Co.
5.150% 4/01/38	1,295,000	1,214,836
Nissan Motor Acceptance Co. LLC
5.300% 9/13/27 (a)	2,025,000	2,011,443
		6,170,834
Banks — 8.4%
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36 (b)	885,000	765,615
5 yr. CMT + 2.000% 3.846% VRN 3/08/37 (b)	2,100,000	1,945,220
5 yr. CMT + 2.351% 6.250% VRN (b) (c)	3,110,000	3,128,732
Bank of Nova Scotia 5 yr. CMT + 2.903%
7.350% VRN 4/27/85 (b)	1,856,000	1,874,094
Barclays PLC
5 yr. CMT + 3.410% 4.375% VRN (b) (c)	1,200,000	1,137,847
5 yr. CMT + 5.431% 8.000% VRN (b) (c)	2,648,000	2,740,041
BNP Paribas SA
5 yr. CMT + 3.196% 4.625% VRN (a) (b) (c)	2,775,000	2,732,447
5 yr. CMT + 3.134% 7.450% VRN (a) (b) (c)	1,155,000	1,159,371
Citigroup, Inc.
1 day USD SOFR + 1.351% 3.057% VRN 1/25/33 (b)	345,000	311,996
5 yr. CMT + 2.745% 6.500% VRN (b) (c)	2,125,000	2,119,845
5 yr. CMT + 2.572% 6.750% VRN (b) (c)	2,110,000	2,109,050
5 yr. CMT + 2.890% 6.875% VRN (b) (c)	825,000	830,823
Danske Bank AS 5 yr. CMT + 3.387%
4.375% VRN (a) (b) (c)	1,000,000	998,266
First Citizens BancShares, Inc. 5 yr. CMT + 1.850%
5.600% VRN 9/05/35 (b)	2,900,000	2,834,387

	Principal Amount	Value
Goldman Sachs Group, Inc. 5 yr. CMT + 2.461%
6.850% VRN (b) (c)	$1,976,000	$2,014,162
HSBC Holdings PLC 5 yr. CMT + 3.298%
6.875% VRN (b) (c) (d)	2,819,000	2,838,234
Huntington Bancshares, Inc. 5 yr. CMT + 1.700%
6.141% VRN 11/18/39 (b)	750,000	763,881
ING Groep NV
5 yr. CMT + 2.862% 3.875% VRN (b) (c)	3,925,000	3,779,864
5 yr. CMT + 3.506% 4.875% VRN (a) (b) (c)	542,000	510,547
JP Morgan Chase & Co.
1 day USD SOFR + 1.180% 2.545% VRN 11/08/32 (b)	10,000	8,889
5 yr. CMT + 2.152% 6.500% VRN (b) (c)	1,992,000	2,044,061
Lloyds Banking Group PLC
5 yr. CMT + 3.150% 6.750% VRN (b) (c) (d)	550,000	547,051
5 yr. CMT + 3.913% 8.000% VRN (b) (c) (d)	2,050,000	2,151,598
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36 (a) (b) (d)	2,900,000	2,612,305
Morgan Stanley 1 day USD SOFR + 2.620%
5.297% VRN 4/20/37 (b)	2,435,000	2,429,076
NatWest Group PLC
5 yr. CMT + 3.100% 4.600% VRN (b) (c) (d)	1,800,000	1,613,270
5 yr. CMT + 2.937% 7.300% VRN (b) (c)	2,375,000	2,412,449
Nordea Bank Abp 5 yr. CMT + 2.660%
6.300% VRN (a) (b) (c)	3,302,000	3,285,644
Old National Bancorp 3 mo. USD Term SOFR + 2.200%
5.768% VRN 2/15/36 (b)	996,000	991,189
Pinnacle Bank/Nashville TN 5 yr. CMT + 2.300%
5.957% VRN 1/15/36 (b)	1,681,000	1,664,790
Pinnacle Financial Partners, Inc. 1 day USD SOFR + 2.347%
6.168% VRN 11/01/30 (b)	2,075,000	2,115,591
Royal Bank of Canada 5 yr. CMT + 2.815%
6.750% VRN 8/24/85 (b)	1,860,000	1,866,808

The accompanying notes are an integral part of the financial statements.
18

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Swedbank AB 5 yr. CMT + 2.864%
4.000% VRN (a) (b) (c)	$1,800,000	$1,669,316
Texas Capital Bancshares, Inc. 1 day USD SOFR + 1.940%
5.301% VRN 2/27/32 (b)	2,047,000	2,018,250
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82 (b)	1,972,000	2,034,445
UBS Group AG
5 yr. USD SOFR ICE Swap + 3.122% 6.600% VRN (a) (b) (c)	1,970,000	1,922,788
5 yr. USD SOFR ICE Swap + 3.630% 6.850% VRN (a) (b) (c)	1,275,000	1,263,563
5 yr. USD SOFR ICE Swap + 3.077% 7.000% VRN (a) (b) (c)	873,000	864,596
US Bancorp 5 yr. CMT + 2.541%
3.700% VRN (b) (c)	1,350,000	1,323,307
Wells Fargo & Co. 5 yr. CMT + 2.767%
6.850% VRN (b) (c) (d)	1,695,000	1,757,045
		71,190,453
Beverages — 0.1%
Maple Parent Holdings Corp.
5.050% 3/26/31 (a)	551,000	548,671
Biotechnology — 0.1%
Amgen, Inc.
5.750% 3/02/63	850,000	817,619
Building Materials — 0.5%
JH North America Holdings, Inc.
5.875% 1/31/31 (a)	3,300,000	3,272,580
6.125% 7/31/32 (a)	948,000	944,222
		4,216,802
Chemicals — 1.0%
Celanese US Holdings LLC
6.850% STEP 11/15/28	2,635,000	2,740,269
Dow Chemical Co.
5.600% 2/15/54	1,121,000	963,964
FMC Corp.
3.450% 10/01/29	1,375,000	1,228,212
5 yr. CMT + 4.366% 8.450% VRN 11/01/55 (b)	2,805,000	1,806,026
Huntsman International LLC
2.950% 6/15/31	1,750,000	1,451,523
		8,189,994
Computers — 0.4%
Kyndryl Holdings, Inc.
3.150% 10/15/31 (d)	2,325,000	1,938,235

	Principal Amount	Value
Leidos, Inc.
5.000% 3/15/36	$1,436,000	$1,388,335
		3,326,570
Diversified Financial Services — 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5 yr. CMT + 2.441%
6.500% VRN 1/31/56 (b)	1,100,000	1,101,133
American Express Co. 5 yr. CMT + 2.854%
3.550% VRN (b) (c)	1,350,000	1,334,699
Apollo Global Management, Inc., (Acquired 5/16/24-9/23/24, Cost $1,998,976),
5.800% 5/21/54 (e)	1,949,000	1,815,292
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a) (b)	2,335,000	2,296,510
Aviation Capital Group LLC
4.875% 1/28/33 (a)	875,000	844,382
Avolon Holdings Funding Ltd.
4.950% 10/15/32 (a)	2,600,000	2,532,340
BGC Group, Inc.
6.150% 4/02/30	1,275,000	1,296,795
6.600% 6/10/29	2,645,000	2,728,927
Blue Owl Finance LLC
3.125% 6/10/31	2,400,000	2,069,474
Charles Schwab Corp. 5 yr. CMT + 3.168%
4.000% VRN (b) (c)	2,820,000	2,800,816
Citadel Finance LLC
5.150% 2/14/31 (a)	2,168,000	2,116,978
Citadel Securities Global Holdings LLC
5.125% 1/27/32 (a)	1,011,000	1,002,975
Gabx Leasing LLC
5.300% 4/15/36 (a)	933,000	915,836
		22,856,157
Electric — 2.2%
AES Corp. 5 yr. CMT + 3.201%
7.600% VRN 1/15/55 (b)	2,598,000	2,577,003
Dayton Power & Light Co.
4.550% 8/15/30	1,100,000	1,090,023
Dominion Energy, Inc.
5 yr. CMT + 3.195% 4.350% VRN (b) (c)	956,000	940,890
5 yr. CMT + 2.262% 6.000% VRN 2/15/56 (b)	1,707,000	1,696,121

The accompanying notes are an integral part of the financial statements.
19

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
5 yr. CMT + 2.006% 6.200% VRN 2/15/56 (b)	$465,000	$460,910
Entergy Arkansas LLC
5.750% 1/15/56	825,000	807,208
Entergy Louisiana LLC
5.650% 4/15/56	2,100,000	2,017,386
Entergy Mississippi LLC
5.050% 4/15/36	427,000	420,752
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82 (b)	1,865,000	1,800,044
Pacific Gas & Electric Co.
5.200% 5/01/36	936,000	912,252
PG&E Corp. 5 yr. CMT + 3.883%
7.375% VRN 3/15/55 (b)	1,000,000	1,006,415
Sempra
5 yr. CMT + 2.868% 4.125% VRN 4/01/52 (b)	3,088,000	3,003,110
5 yr. CMT + 2.632% 6.400% VRN 10/01/54 (b)	1,000,000	996,874
Union Electric Co.
4.800% 3/15/36	933,000	910,656
		18,639,644
Engineering & Construction — 0.3%
Sydney Airport Finance Co. Pty. Ltd.
5.248% 3/26/36 (a)	2,215,000	2,196,654
Entertainment — 0.2%
Discovery Global Holdings, Inc.
4.279% 3/15/32	1,812,000	1,603,620
Health Care - Services — 1.7%
Centene Corp.
2.450% 7/15/28	2,063,000	1,921,269
3.000% 10/15/30	2,445,000	2,142,698
4.625% 12/15/29	1,375,000	1,305,263
Elevance Health, Inc.
5.000% 1/15/36 (d)	958,000	938,497
5.375% 6/15/34	190,000	192,491
HCA, Inc.
5.900% 6/01/53	1,615,000	1,537,646
Humana, Inc.
5.750% 4/15/54 (d)	2,055,000	1,846,708
5 yr. CMT + 2.891% 6.625% VRN 9/15/56 (b)	3,625,000	3,483,569
UnitedHealth Group, Inc.
5.750% 7/15/64	1,021,000	972,211
		14,340,352

	Principal Amount	Value
Insurance — 8.3%
Allianz SE 5 yr. CMT + 2.317%
6.550% VRN (a) (b) (c)	$2,800,000	$2,805,225
Allstate Corp. 3 mo. USD Term SOFR + 3.200%
6.852% VRN 8/15/53 (b)	2,220,000	2,219,390
American National Global Funding
5.250% 6/03/30 (a)	1,950,000	1,942,053
American National Group, Inc.
5.750% 10/01/29	800,000	808,252
6.000% 7/15/35	850,000	828,653
5 yr. CMT + 3.183% 7.000% VRN 12/01/55 (b)	2,925,000	2,773,842
Ascot Group Ltd.
4.250% 12/15/30 (a)	2,025,000	1,883,524
5 yr. CMT + 2.375% 6.349% VRN 6/15/35 (a) (b)	893,000	911,197
Athene Holding Ltd., (Acquired 10/07/24, Cost $2,270,000), 5 yr. CMT + 2.607%
6.625% VRN 10/15/54 (b) (e)	2,270,000	2,096,633
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40 (b)	2,450,000	2,350,066
Belrose Funding Trust II
6.792% 5/15/55 (a)	2,750,000	2,754,339
Brighthouse Financial Global Funding
5.650% 6/10/29 (a)	2,475,000	2,491,864
Brighthouse Financial, Inc.
4.700% 6/22/47	2,551,000	1,734,641
CNO Financial Group, Inc.
6.450% 6/15/34	2,113,000	2,180,334
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52 (b)	5,134,000	5,172,865
Enstar Finance LLC 5 yr. CMT + 4.006%
5.500% VRN 1/15/42 (b)	4,345,000	4,272,070
Enstar Group Ltd.
3.100% 9/01/31	1,175,000	1,036,773
Fairfax Financial Holdings Ltd.
6.100% 3/15/55	1,980,000	1,935,283
Fidus Re Ltd. 1 mo. U.S. T-Bill Rate + 2.500%
6.160% FRN 1/08/42 (a) (b)	6,000,000	5,998,659
Fortitude Global Funding
4.625% 10/06/28 (a)	1,835,000	1,816,372
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	1,925,000	1,960,347

The accompanying notes are an integral part of the financial statements.
20

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Global Atlantic Fin Co.
6.750% 3/15/54 (a)	$2,379,000	$2,216,114
5 yr. CMT + 3.550% 7.250% VRN 3/01/56 (a) (b)	2,090,000	1,969,955
5 yr. CMT + 3.608% 7.950% VRN 10/15/54 (a) (b)	596,000	573,866
Kemper Corp.
3.800% 2/23/32 (d)	1,800,000	1,624,964
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a) (b)	3,245,000	3,170,061
MetLife Capital Trust IV
7.875% 12/15/67 (a)	1,520,000	1,638,653
Omnis Funding Trust
6.722% 5/15/55 (a)	1,945,000	1,966,246
Reinsurance Group of America, Inc. 5 yr. CMT + 2.392%
6.650% VRN 9/15/55 (b) (d)	825,000	821,327
Sammons Financial Group Global Funding
4.800% 12/12/30 (a)	2,200,000	2,180,405
Sammons Financial Group, Inc.
4.750% 4/08/32 (a)	90,000	85,741
USF&G Capital I
8.500% 12/15/45 (a)	1,015,000	1,025,052
Vitality Re XV Ltd. FHMMUSTF + 2.500%
6.010% FRN 1/08/29 (a) (b)	3,276,000	3,302,208
		70,546,974
Internet — 0.3%
Meta Platforms, Inc.
5.625% 11/15/55	2,605,000	2,441,902
Investment Companies — 3.6%
Antares Holdings LP
3.950% 7/15/26 (a)	2,425,000	2,416,611
6.500% 2/08/29 (a)	4,250,000	4,253,165
ARES Capital Corp.
5.100% 1/15/31	1,725,000	1,658,583
ARES Strategic Income Fund
5.450% 9/09/28 (a)	2,092,000	2,070,229
6.350% 8/15/29	2,661,000	2,669,514
Blackstone Private Credit Fund
5.050% 9/10/30	638,000	601,508
6.250% 1/25/31	2,075,000	2,049,643
Blackstone Secured Lending Fund
5.125% 1/31/31 (d)	2,655,000	2,542,646
Blue Owl Credit Income Corp.
5.800% 3/15/30	2,720,000	2,622,718

	Principal Amount	Value
Blue Owl Technology Finance Corp.
6.750% 4/04/29 (d)	$2,677,000	$2,634,421
Golub Capital BDC, Inc.
6.000% 7/15/29 (d)	3,886,000	3,873,402
HPS Corporate Lending Fund
5.450% 1/14/28	1,100,000	1,091,662
6.250% 9/30/29	1,815,000	1,811,344
		30,295,446
Machinery - Diversified — 0.0%
Oregon Tool Lux LP
7.875% 10/15/29 (a)	99,450	34,807
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.850% 12/01/35	850,000	836,049
6.484% 10/23/45	1,925,000	1,774,783
News Corp.
3.875% 5/15/29 (a)	1,375,000	1,326,977
5.125% 2/15/32 (a)	1,150,000	1,124,371
Paramount Global
6.875% 4/30/36	2,010,000	1,763,117
Time Warner Cable LLC
5.500% 9/01/41	490,000	422,307
5.875% 11/15/40	1,905,000	1,726,380
		8,973,984
Oil & Gas — 2.3%
BP Capital Markets PLC 5 yr. CMT + 1.924%
6.125% VRN (b) (c)	2,205,000	2,224,045
Continental Resources, Inc.
5.750% 1/15/31 (a)	1,925,000	1,961,884
Helmerich & Payne, Inc.
5.500% 12/01/34	2,110,000	2,074,260
Occidental Petroleum Corp.
6.050% 10/01/54	2,121,000	2,062,458
Ovintiv, Inc.
5.150% 11/15/41	550,000	467,840
6.500% 2/01/38	1,380,000	1,445,780
7.100% 7/15/53	1,709,000	1,847,496
Patterson-UTI Energy, Inc.
7.150% 10/01/33	1,825,000	1,961,548
Petroleos Mexicanos
6.375% 1/23/45	585,000	460,798
6.625% 6/15/38	202,000	181,477
Phillips 66 Co. 5 yr. CMT + 2.283%
5.875% VRN 3/15/56 (b)	3,099,000	3,051,765

The accompanying notes are an integral part of the financial statements.
21

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Santos Finance Ltd.
5.750% 11/13/35 (a)	$1,951,000	$1,955,523
		19,694,874
Pharmaceuticals — 0.7%
AbbVie, Inc.
5.550% 3/15/56	587,000	574,090
Bayer US Finance II LLC
4.400% 7/15/44 (a)	436,000	344,253
4.625% 6/25/38 (a)	1,310,000	1,169,619
CVS Health Corp.
4.780% 3/25/38	150,000	138,231
5.125% 7/20/45	260,000	228,216
5.875% 6/01/53	675,000	639,143
5 yr. CMT + 2.516% 6.750% VRN 12/10/54 (b)	250,000	253,136
CVS Pass-Through Trust
5.926% 1/10/34 (a)	1,221,493	1,244,766
Utah Acquisition Sub, Inc.
5.250% 6/15/46	2,115,000	1,699,111
		6,290,565
Pipelines — 1.1%
Enbridge, Inc. 5 yr. CMT + 3.708%
7.375% VRN 1/15/83 (b)	1,099,000	1,115,622
Energy Transfer LP
5.950% 5/15/54	1,041,000	976,121
5 yr. CMT + 2.676% 6.500% VRN 2/15/56 (b)	2,040,000	2,015,477
5 yr. CMT + 5.306% 7.125% VRN (b) (c)	1,585,000	1,613,253
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 2.832%
5.375% VRN 2/15/78 (b) (d)	1,206,000	1,194,338
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
8.024% VRN (b) (c)	2,590,000	2,583,965
		9,498,776
Private Equity — 0.2%
Brookfield Finance, Inc.
5.968% 3/04/54	1,386,000	1,342,459
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	1,142,000	710,218
		2,052,677
Real Estate Investment Trusts (REITS) — 2.2%
Broadstone Net Lease LLC
2.600% 9/15/31	2,141,000	1,879,422
Camden Property Trust
4.900% 2/28/36	923,000	895,221

	Principal Amount	Value
EPR Properties
3.600% 11/15/31	$880,000	$798,712
Essential Properties LP
5.400% 12/01/35	1,534,000	1,507,926
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	3,580,000	3,468,938
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/31	2,280,000	2,155,923
Piedmont Operating Partnership LP
6.875% 7/15/29 (d)	1,325,000	1,388,230
9.250% 7/20/28	2,272,000	2,480,963
Service Properties Trust
4.950% 10/01/29 (d)	1,320,000	1,195,524
Store Capital LLC
4.950% 2/11/31 (a)	1,045,000	1,035,896
5.400% 4/30/30	1,400,000	1,406,447
		18,213,202
Semiconductors — 0.3%
Foundry JV Holdco LLC
6.100% 1/25/36 (a)	2,772,000	2,855,502
Software — 0.8%
Microsoft Corp.
2.921% 3/17/52	2,307,000	1,483,697
Oracle Corp.
4.800% 8/03/28	385,000	385,164
5.200% 9/26/35 (d)	2,208,000	2,071,093
5.350% 5/04/33	1,443,000	1,404,730
5.375% 9/27/54	1,075,000	831,537
5.950% 9/26/55	1,100,000	925,398
		7,101,619
Telecommunications — 0.4%
AT&T, Inc.
3.550% 9/15/55	2,343,000	1,523,799
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152% 9/20/29 (a)	806,000	809,980
T-Mobile USA, Inc.
6.000% 6/15/54	1,477,000	1,462,241
		3,796,020
Transportation — 0.2%
Canadian Pacific Railway Co.
5.500% 3/15/56	484,000	463,274
Fedex Freight Holding Co., Inc.
5.250% 3/15/36 (a)	950,000	919,115
		1,382,389

The accompanying notes are an integral part of the financial statements.
22

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Venture Capital — 0.7%
Hercules Capital, Inc.
3.375% 1/20/27	$3,080,000	$3,017,758
5.350% 2/10/29 (d)	1,269,000	1,243,875
6.000% 6/16/30 (d)	1,175,000	1,152,787
KKR & Co., Inc.
5.100% 8/07/35	850,000	822,312
		6,236,732
TOTAL CORPORATE DEBT
(Cost $352,356,550)		344,923,874
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.9%
Automobile Asset-Backed Securities — 1.5%
Exeter Automobile Receivables Trust, Series 2024-5A, Class C
4.640% 1/15/30	2,000,000	1,999,235
Hyundai Auto Receivables Trust, Series 2024-C, Class C
4.860% 2/17/32	3,000,000	3,027,017
LAD Auto Receivables Trust, Series 2024-3A, Class C
4.930% 3/15/30 (a)	3,000,000	3,034,842
Securitized Term Auto Receivables Trust, Series 2025-A, Class D
6.746% 7/25/31 (a)	928,612	945,470
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class C
4.980% 10/20/32 (a)	3,700,000	3,730,371
		12,736,935
Commercial Mortgage-Backed Securities — 7.0%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A,
4.091% VRN 8/10/38 (a) (b) (f)	1,280,000	1,250,537
Bank, Series 2020-BN30, Class MCDF,
2.918% VRN 12/15/53 (a) (b) (f)	3,165,000	2,377,361
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.760% VRN 2/15/54 (a) (b) (f)	3,150,000	2,566,914
Series 2021-B23, Class 360B, 2.760% VRN 2/15/54 (a) (b) (f)	4,800,000	3,693,621
Series 2021-B25, Class 300C, 2.994% VRN 4/15/54 (a) (b) (f)	3,100,000	2,169,844

	Principal Amount	Value
BGME Trust
Series 2021-VR, Class C, 2.995% VRN 1/10/43 (a) (b) (f)	$11,548,000	$8,807,296
Series 2021-VR, Class D, 2.995% VRN 1/10/43 (a) (b) (f)	3,290,000	2,422,715
BX Commercial Mortgage Trust, Series 2024-KING, Class B, 1 mo. USD Term SOFR + 1.741%
5.413% FRN 5/15/34 (a) (b)	1,183,420	1,183,420
BX Trust
Series 2019-OC11, Class B, 3.605% 12/09/41 (a)	1,110,000	1,050,894
Series 2019-OC11, Class E, 3.944% VRN 12/09/41 (a) (b) (f)	700,000	645,687
Series 2022-VAMF, Class C, 1 mo. USD Term SOFR + 1.580% 5.253% FRN 1/15/39 (a) (b)	804,404	803,901
Series 2023-LIFE, Class C, 5.884% 2/15/28 (a)	600,000	581,560
Century Plaza Towers
Series 2019-CPT, Class A, 2.865% 11/13/39 (a)	805,000	740,781
Series 2019-CPT, Class B, 2.997% VRN 11/13/39 (a) (b) (f)	1,000,000	903,367
Citigroup Commercial Mortgage Trust
Series 2020-420K, Class D, 3.312% VRN 11/10/42 (a) (b) (f)	700,000	621,137
Series 2019-GC41, Class C, 3.502% 8/10/56	1,259,000	1,091,312
GS Mortgage Securities Trust, Series 2019-GC39, Class C,
4.005% VRN 5/10/52 (b) (f)	1,357,000	1,135,728
GWT Trust, Series 2024-WLF2, Class B, 1 mo. USD Term SOFR + 2.141%
5.813% FRN 5/15/41 (a) (b)	1,532,000	1,532,477
Hudson Yards Mortgage Trust, Series 2019-30HY, Class A
3.228% 7/10/39 (a)	880,000	836,582
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (a)	900,000	840,176
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD Term SOFR + 1.764% 5.443% FRN 2/15/39 (a) (b)	3,500,000	3,480,058

The accompanying notes are an integral part of the financial statements.
23

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-FL2, Class C, 1 mo. USD Term SOFR + 2.114% 5.793% FRN 2/15/39 (a) (b)	$5,800,000	$5,787,212
Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 5.993% FRN 2/15/39 (a) (b)	3,200,000	3,180,584
LEX Mortgage Trust, Series 2024-BBG, Class A,
4.874% VRN 10/13/33 (a) (b) (f)	3,300,000	3,278,464
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
5.538% FRN 3/15/38 (a) (b)	1,784,300	1,653,341
MFT Mortgage Trust, Series 2020-ABC, Class A
3.358% 2/10/42 (a)	1,185,000	993,067
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (a)	1,085,000	1,000,537
US Bank NA, Series 2025-SUP1, Class B
5.582% 2/25/32 (a)	536,830	539,433
Velocity Commercial Capital Loan Trust
Series 2025-4, Class A, 5.190% VRN 9/25/55 (a) (b) (f)	2,053,890	2,025,573
Series 2025-5, Class M1, 5.940% VRN 12/25/55 (a) (b) (f)	1,986,892	1,972,398
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	390,000	371,733
		59,537,710
Home Equity Asset-Backed Securities — 0.7%
Unlock HEA Trust, Series 2024-1, Class A
7.000% 4/25/39 (a)	1,233,130	1,227,621
Vista Point Securitization Trust
Series 2026-CES1, Class A1, 5.035% STEP 2/25/56 (a)	2,377,244	2,357,430
Series 2025-CES3, Class A1, 5.297% STEP 11/25/55 (a)	2,034,786	2,031,541
		5,616,592
Other Asset-Backed Securities — 11.7%
Allegro CLO X Ltd., Series 2019-1A, Class ARR, 3 mo. USD Term SOFR + 1.130%
4.798% FRN 4/20/32 (a) (b)	534,492	534,553

	Principal Amount	Value
Apidos CLO LV Ltd., Series 2025-55A, Class A1, 3 mo. USD Term SOFR + 1.210%
4.932% FRN 1/20/39 (a) (b)	$3,000,000	$2,991,759
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 3 mo. USD Term SOFR + 1.440%
5.108% FRN 7/25/37 (a) (b)	2,000,000	2,000,812
Apidos CLO XXXII Ltd., Series 2019-32A, Class B1R, 3 mo. USD Term SOFR + 1.500%
5.168% FRN 1/20/33 (a) (b)	1,750,000	1,748,535
Aqua Finance Issuer Trust, Series 2026-A, Class A
4.760% 4/17/51 (a)	1,200,000	1,196,337
ARES Loan Funding VI Ltd., Series 2024-ALF6A, Class A1, 3 mo. USD Term SOFR + 1.470%
5.120% FRN 7/10/37 (a) (b)	1,000,000	1,000,303
Ballyrock CLO 26 Ltd., Series 2024-26A, Class A1A, 3 mo. USD Term SOFR + 1.510%
5.178% FRN 7/25/37 (a) (b)	1,700,000	1,700,036
Benefit Street Partners CLO 42 Ltd., Series 2025-42A, Class A, 3 mo. USD Term SOFR + 1.300%
4.968% FRN 10/25/38 (a) (b)	1,750,000	1,750,796
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class AR5, 3 mo. USD Term SOFR + 1.250%
4.918% FRN 10/20/38 (a) (b)	3,000,000	2,999,142
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, 3 mo. USD Term SOFR + 1.530%
5.198% FRN 7/20/37 (a) (b)	2,000,000	2,000,582
Capital Automotive REIT, Series 2024-3A, Class A1
4.400% 10/15/54 (a)	2,350,000	2,285,076
CIFC Funding Ltd.
Series 2018-2A, Class A1R, 3 mo. USD Term SOFR + 1.370% 5.038% FRN 10/20/37 (a) (b)	3,350,000	3,352,050
Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450% 5.121% FRN 7/16/37 (a) (b)	2,650,000	2,650,649
Series 2021-2A, Class BR, 3 mo. USD Term SOFR + 1.550% 5.222% FRN 1/15/39 (a) (b)	750,000	749,430

The accompanying notes are an integral part of the financial statements.
24

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class A2
6.000% 5/20/55 (a)	$400,000	$406,063
CyrusOne Data Centers Issuer I LLC, Series 2024-1A, Class A2
4.760% 3/22/49 (a)	2,270,000	2,224,963
DataBank Issuer LLC
Series 2021-2A, Class A2, 2.400% 10/25/51 (a)	1,100,000	1,081,148
Series 2026-1A, Class A2, 5.811% 2/25/56 (a)	1,400,000	1,378,240
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, 3 mo. USD Term SOFR + 1.650%
5.322% FRN 10/15/30 (a) (b)	1,850,000	1,850,278
Elmwood CLO I Ltd., Series 2019-1A, Class A1R3, 3 mo. USD Term SOFR + 1.120%
4.780% FRN 4/20/37 (a) (b)	3,000,000	2,994,009
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class BRR, 3 mo. USD Term SOFR + 1.550%
5.218% FRN 10/20/34 (a) (b)	3,000,000	2,998,755
GT Loan Financing I Ltd., Series 2013-1A, Class AR2, 3 mo. USD Term SOFR + 1.220%
5.077% FRN 4/28/39 (a) (b)	2,500,000	2,495,938
Kennedy Lewis CLO 19 Ltd., Series 2025-19A, Class A, 3 mo. USD Term SOFR + 1.250%
4.919% FRN 4/22/36 (a) (b)	2,000,000	1,997,038
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	633,798	649,643
LCM 37 Ltd., Series 37A, Class A1R, 3 mo. USD Term SOFR + 1.060%
4.732% FRN 4/15/34 (a) (b)	1,509,953	1,509,216
LMDV Issuer Co. LLC, Series 2025-1A, Class A2
5.310% 12/15/55 (a)	1,300,000	1,296,909
Magnetite XXXV Ltd., Series 2022-35A, Class A1RR, 3 mo. USD Term SOFR + 1.200%
4.919% FRN 1/25/39 (a) (b)	3,000,000	2,994,900
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,771,000	1,717,837

	Principal Amount	Value
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	$835,000	$811,371
MetroNet Infrastructure Issuer LLC, Series 2025-4A, Class A2
5.163% 12/20/55 (a)	1,300,000	1,293,125
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1RR, 3 mo. USD Term SOFR + 1.340%
5.008% FRN 7/18/38 (a) (b)	3,000,000	3,000,819
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1R, 3 mo. USD Term SOFR + 1.220%
4.926% FRN 4/15/37 (a) (b)	2,000,000	2,000,000
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class A1R3, 3 mo. USD Term SOFR + 1.150%
4.822% FRN 4/15/39 (a) (b)	2,000,000	1,995,108
OCP CLO Ltd., Series 2023-27A, Class BR2, 3 mo. USD Term SOFR + 1.650%
5.322% FRN 7/15/38 (a) (b)	2,500,000	2,499,940
OHA Credit Funding 21 Ltd., Series 2025-21A, Class A1, 3 mo. USD Term SOFR + 1.250%
5.204% FRN 10/20/38 (a) (b)	2,500,000	2,497,247
OHA Credit Funding 5 Ltd., Series 2020-5A, Class AR, 3 mo. USD Term SOFR + 1.350%
5.018% FRN 10/18/37 (a) (b)	5,000,000	5,007,395
Orion CLO Ltd., Series 2024-3A, Class A, 3 mo. USD Term SOFR + 1.560%
5.228% FRN 7/25/37 (a) (b)	1,500,000	1,500,353
Park Blue CLO Ltd., Series 2025-9A, Class A1, 3 mo. USD Term SOFR + 1.350%
5.431% FRN 10/20/38 (a) (b)	2,000,000	2,004,244
Rad CLO 6 Ltd., Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.390%
5.058% FRN 10/20/37 (a) (b)	4,000,000	4,002,128
Rockford Tower CLO Ltd., Series 2019-2A, Class AR2, 3 mo. USD Term SOFR + 1.130%
4.786% FRN 8/20/32 (a) (b)	2,000,382	2,002,860
RR 29 Ltd., Series 2024-29RA, Class A1R, 3 mo. USD Term SOFR + 1.390%
5.062% FRN 7/15/39 (a) (b)	2,000,000	2,001,000

The accompanying notes are an integral part of the financial statements.
25

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. USD Term SOFR + 1.850%
5.522% FRN 1/15/37 (a) (b)	$750,000	$750,286
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1R2, 3 mo. USD Term SOFR + 1.170%
4.832% FRN 1/21/39 (a) (b)	2,000,000	1,994,636
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	494,208	471,115
Sunnova Hestia II Issuer LLC, Series 2024-GRID1, Class 1A
5.630% 7/20/51 (a)	1,070,068	1,058,898
Tesla Sustainable Energy Trust, Series 2024-1A, Class A3
5.290% 6/20/50 (a)	4,500,000	4,478,480
Thrust Engine Leasing DAC
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,388,538	1,381,650
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	249,875	247,679
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	663,661	650,630
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, 3 mo. USD Term SOFR + 1.270%
4.942% FRN 10/15/35 (a) (b)	4,750,000	4,745,829
		98,949,790
Real Estate Investment Trusts (REITS) — 0.4%
SBA Tower Trust
4.831% 10/15/29 (a)	3,250,000	3,264,158
Student Loans Asset-Backed Securities — 2.4%
Bayview Opportunity Master Fund VII LLC, Series 2025-EDU1, Class B, 30 day USD SOFR Average + 1.700%
5.362% FRN 7/27/48 (a) (b)	1,879,737	1,877,599
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	860,823	832,208
Series 2019-A, Class C, 4.460% 12/28/48 (a)	572,986	561,882
Education Loan Asset-Backed Trust I
Series 2013-1, Class B1, 30 day USD SOFR Average + 1.114% 4.776% FRN 11/25/33 (a) (b)	338,123	334,923

	Principal Amount	Value
Series 2003-1, Class A2, 5.014% FRN 2/01/43 (a) (b) (f)	$1,300,000	$1,233,340
Series 2003-2, Class 2A1, 5.089% FRN 8/01/43 (a) (b) (f)	1,950,000	1,841,512
Navient Student Loan Trust, Series 2018-EA, Class B
4.440% 12/15/59 (a)	730,000	717,694
Nelnet Student Loan Trust
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,850,000	2,227,356
Series 2025-CA, Class C, 5.150% 6/22/65 (a)	1,500,000	1,481,574
Series 2014-3A, Class B, 30 day USD SOFR Average + 1.614% 5.276% FRN 10/25/50 (a) (b)	975,000	947,403
Series 2015-2A, Class B, 30 day USD SOFR Average + 1.614% 5.276% FRN 5/26/54 (a) (b)	1,130,000	1,103,035
SLC Student Loan Trust, Series 2005-1, Class B, 90 day USD SOFR Average + 0.462%
4.246% FRN 2/15/45 (b)	606,349	570,357
SLM Student Loan Trust, Series 2008-5, Class B, 90 day USD SOFR Average + 2.112%
5.999% FRN 7/25/73 (b)	3,735,000	3,928,322
SMB Private Education Loan Trust, Series 2024-E, Class B
5.710% 10/16/56 (a)	2,500,000	2,489,364
		20,146,569
Whole Loan Collateral Collateralized Mortgage Obligations — 2.2%
A&D Mortgage Trust, Series 2026-NQM1, Class A1,
4.912% VRN 2/25/71 (a) (b) (f)	1,975,212	1,960,900
Ellington Financial Mortgage Trust
Series 2024-INV2, Class A2, 5.289% STEP 10/25/69 (a)	1,653,294	1,646,584
Series 2024-INV2, Class A3, 5.441% STEP 10/25/69 (a)	1,653,294	1,645,211
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (b) (f)	3,806,946	3,134,782
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (b) (f)	2,297,972	1,892,236
OBX Trust
Series 2021-NQM4, Class A1, 1.957% VRN 10/25/61 (a) (b) (f)	2,954,378	2,525,958

The accompanying notes are an integral part of the financial statements.
26

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2025-NQM22, Class A2, 5.162% STEP 10/25/65 (a)	$1,919,973	$1,905,985
PRPM Trust, Series 2025-NQM4, Class A2,
5.285% STEP 7/25/70 (a)	1,837,252	1,838,070
Verus Securitization Trust, Series 2026-1, Class A1,
4.863% VRN 1/25/71 (a) (b) (f)	889,111	882,712
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7, Class 4CB
7.000% 8/25/35	1,881,807	1,575,539
		19,007,977
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $227,724,771)		219,259,731
SOVEREIGN DEBT OBLIGATIONS — 0.5%
Mexico Government International Bond
2.659% 5/24/31	1,488,000	1,313,383
4.750% 3/08/44	1,778,000	1,424,800
4.875% 5/19/33	200,000	189,250
Panama Government International Bond
5.662% 2/23/38	1,530,000	1,467,826
		4,395,259
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $4,870,139)		4,395,259
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (g) — 23.4%
Pass-Through Securities — 23.4%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	3,612,325	2,955,431
Pool #RA4255 2.000% 1/01/51	7,346,153	6,024,045
Pool #SD8199 2.000% 3/01/52	1,892,874	1,530,322
Pool #SD8147 2.500% 5/01/51	2,657,021	2,252,052
Pool #RA5576 2.500% 7/01/51	5,879,036	5,030,750
Pool #SD8189 2.500% 1/01/52	1,877,616	1,589,679
Pool #SD7226 2.500% 5/01/52	20,542,175	17,491,485
Pool #G08715 3.000% 8/01/46	925,694	834,830
Pool #G08726 3.000% 10/01/46	1,677,610	1,512,940
Pool #G08732 3.000% 11/01/46	1,188,965	1,072,260
Pool #G08741 3.000% 1/01/47	806,406	727,000
Pool #SD0905 3.000% 3/01/52	2,824,300	2,516,626
Pool #SD3016 3.000% 6/01/52	1,694,567	1,498,446
Pool #SD5202 4.000% 10/01/52	3,267,759	3,081,053
Pool #SD4364 5.500% 10/01/53	4,271,651	4,332,399

	Principal Amount	Value
Federal National Mortgage Association
Pool #MA4158 2.000% 10/01/50	$2,402,530	$1,955,875
Pool #BT9728 2.000% 10/01/51	4,142,682	3,354,390
Pool #MA4577 2.000% 4/01/52	5,749,028	4,647,886
Pool #CB0414 2.500% 5/01/51	5,367,020	4,570,810
Pool #FM8596 2.500% 9/01/51	1,786,297	1,528,552
Pool #FS3035 2.500% 4/01/52	6,550,473	5,614,518
Pool #MA3029 3.000% 6/01/32	867,081	844,595
Pool #MA3090 3.000% 8/01/32	305,506	297,315
Pool #MA1607 3.000% 10/01/33	1,062,326	1,025,918
Pool #BN7755 3.000% 9/01/49	1,279,548	1,146,954
Pool #BO2259 3.000% 10/01/49	2,291,592	2,052,692
Pool #FS1075 3.000% 3/01/52	2,852,222	2,545,072
Pool #CB3304 3.000% 4/01/52	4,462,749	3,982,164
Pool #CB3305 3.000% 4/01/52	5,364,370	4,779,985
Pool #BW9897 4.500% 10/01/52	1,663,947	1,610,231
Pool #MA5734 5.000% 6/01/55	5,623,737	5,547,484
Pool #MA5107 5.500% 8/01/53	1,639,658	1,654,265
Pool #FA0095 6.000% 12/01/54	8,718,386	8,953,800
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	2,030,866	1,825,011
Pool #MA6283 3.000% 11/20/49	3,701,054	3,312,025
Pool #MA6409 3.000% 1/20/50	3,854,342	3,449,201
Pool #MA4321 3.500% 3/20/47	2,299,559	2,157,561
Pool #MA8647 5.000% 2/20/53	3,054,950	3,044,263
Pool #MA8725 5.000% 3/20/53	3,118,532	3,105,673
Pool #MA8947 5.000% 6/20/53	1,772,616	1,764,199
Pool #MB0025 5.000% 11/20/54	1,825,737	1,810,221
Pool #MA8429 5.500% 11/20/52	4,563,032	4,642,426
Pool #MA8648 5.500% 2/20/53	1,110,580	1,128,081
Pool #MA8801 5.500% 4/20/53	3,553,645	3,608,535
Pool #MA8879 5.500% 5/20/53	3,194,548	3,242,894
Pool #MA8948 5.500% 6/20/53	1,026,102	1,041,551
Pool #MA9171 5.500% 9/20/53	2,917,052	2,956,412
Pool #MA9241 5.500% 10/20/53	2,643,948	2,678,797
Government National Mortgage Association II, TBA 3.500% 5/20/56 (h)	7,000,000	6,385,312
Uniform Mortgage-Backed Security, TBA
2.000% 4/01/56 (h)	16,000,000	12,859,374
4.500% 4/01/40 (h)	18,100,000	17,957,180
5.000% 4/01/56 (h)	12,500,000	12,320,801
		197,851,341
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES
(Cost $204,051,736)		197,851,341

The accompanying notes are an integral part of the financial statements.
27

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 10.4%
U.S. Treasury Bonds & Notes — 10.4%
U.S. Treasury Bonds
2.250% 8/15/49 (i)	$26,950,000	$16,751,109
4.250% 11/15/40	16,000,000	15,245,000
4.625% 11/15/44	7,000,000	6,768,125
4.875% 8/15/45	15,935,000	15,875,244
U.S. Treasury Notes
3.500% 2/28/31 (d)	2,000,000	1,961,250
3.500% 2/15/33	15,000,000	14,431,398
3.750% 10/31/32	10,500,000	10,280,877
3.875% 8/31/32	3,760,000	3,713,065
3.875% 12/31/32 (d)	1,000,000	985,524
4.000% 11/15/35	2,000,000	1,950,938
		87,962,530
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $90,025,091)		87,962,530
TOTAL BONDS & NOTES
(Cost $879,028,287)		854,392,735
TOTAL LONG-TERM INVESTMENTS
(Cost $879,028,287)		854,392,735
SHORT-TERM INVESTMENTS — 5.4%
Commercial Paper — 4.0%
Amrize Finance US LLC
4.005% 4/01/26 (a)	4,000,000	3,999,561
4.266% 4/01/26 (a)	7,000,000	6,999,231
BASF SE
3.974% 6/30/26 (a)	5,000,000	4,948,177
Bell Telephone Co. of Canada or Bell Canada
3.996% 6/09/26 (a)	5,000,000	4,961,856
4.100% 6/17/26 (a)	4,000,000	3,965,905
Fidelity National Information Services, Inc.
4.078% 4/09/26 (a)	3,000,000	2,996,999
Oracle Corp.
4.232% 6/17/26 (a)	2,000,000	1,980,968
4.406% 7/22/26 (a)	4,000,000	3,944,408
		33,797,105

	Number of Shares	Value
Investment of Cash Collateral from Securities Loaned — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (j)	11,210,248	$11,210,248
	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (k)	$673,091	673,091
TOTAL SHORT-TERM INVESTMENTS
(Cost $45,690,308)		45,680,444
TOTAL INVESTMENTS — 106.3%
(Cost $924,718,595) (l)		900,073,179
Other Assets/ (Liabilities) — (6.3)%		(53,595,012)
NET ASSETS — 100.0%		$846,478,167

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $343,452,762 or 40.57% of net assets.

The accompanying notes are an integral part of the financial statements.
28

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(b)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is perpetual and has no stated maturity date.
(d)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $27,970,641 or 3.30% of net assets. The Fund received $17,321,912 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)
Restricted security. Certain securities are restricted to resale. At March 31, 2026, these securities amounted to a value of $3,911,925 or 0.46% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2026.

(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(i)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(j)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(k)
Maturity value of $673,128. Collateralized by U.S. Government Agency obligations with a rate of 3.625%, maturity date of 8/31/27, and an aggregate market value, including accrued interest, of $686,628.

(l)	See Note 6 for aggregate cost for federal tax purposes.
Country weightings, as a percentage of net assets, is as follows:

United States	82.9%
Cayman Islands	8.9%
Canada	2.2%
United Kingdom	2.1%
Australia	0.8%
Germany	0.5%
Netherlands	0.5%
Switzerland	0.5%
France	0.5%
Ireland	0.4%
Mexico	0.4%
Finland	0.4%
Bermuda	0.3%
Sweden	0.2%
Panama	0.2%
Denmark	0.1%
Total Long-Term Investments	100.9%
Short-Term Investments and Other Assets and Liabilities	(0.9)%
Net Assets	100.0%

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	6/18/26	130	$15,238,169	$(434,419)
U.S. Treasury Note 10 Year	6/18/26	183	20,755,731	(434,153)
U.S. Treasury Ultra Bond	6/18/26	210	25,290,952	(812,827)
U.S. Treasury Note 2 Year	6/30/26	270	56,310,569	(300,335)
				$(1,981,734)
Short
U.S. Treasury Note 5 Year	6/30/26	105	$(11,511,118)	$152,251

The accompanying notes are an integral part of the financial statements.
29

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments

March 31, 2026 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 100.5%
CORPORATE DEBT — 58.2%
Advertising — 0.5%
Neptune Bidco U.S., Inc.
9.500% 2/15/33 (a)	$350,000	$339,584
Apparel — 0.4%
Beach Acquisition Bidco LLC PIK 10.750% , Cash
10.000% 7/15/33 (a)	250,000	266,254
Auto Manufacturers — 1.1%
Ford Motor Credit Co. LLC
5.303% 9/06/29	115,000	114,399
5.730% 9/05/30	200,000	199,798
General Motors Co.
5.200% 4/01/45	100,000	86,794
Stellantis Finance US, Inc.
6.375% 9/12/32 (a)	350,000	351,322
		752,313
Banks — 9.8%
Bank of America Corp. 5 yr. CMT + 2.351%
6.250% VRN (b) (c)	160,000	160,964
Bank of Nova Scotia 5 yr. CMT + 2.903%
7.350% VRN 4/27/85 (c)	320,000	323,120
Barclays PLC 5 yr. CMT + 3.410%
4.375% VRN (b) (c)	375,000	355,577
BNP Paribas SA 5 yr. CMT + 3.340%
4.625% VRN (a) (b) (c)	375,000	333,704
Citigroup, Inc.
5 yr. CMT + 2.745% 6.500% VRN (b) (c)	165,000	164,600
5 yr. CMT + 2.572% 6.750% VRN (b) (c)	140,000	139,937
5 yr. CMT + 2.890% 6.875% VRN (b) (c)	75,000	75,529
First Citizens BancShares, Inc.
5 yr. CMT + 1.850% 5.600% VRN 9/05/35 (c)	235,000	229,683
5 yr. CMT + 3.301% 7.000% VRN (b) (c)	250,000	250,239
Goldman Sachs Group, Inc. 5 yr. CMT + 2.461%
6.850% VRN (b) (c)	285,000	290,504
HSBC Holdings PLC
6.500% 9/15/37	125,000	131,479
5 yr. CMT + 2.635% 6.950% VRN (b) (c)	300,000	299,346

	Principal Amount	Value
Huntington Bancshares, Inc. 5 yr. CMT + 1.700%
6.141% VRN 11/18/39 (c)	$140,000	$142,591
ING Groep NV 5 yr. CMT + 2.862%
3.875% VRN (b) (c)	400,000	385,209
JP Morgan Chase & Co. 5 yr. CMT + 2.152%
6.500% VRN (b) (c)	200,000	205,227
Lloyds Banking Group PLC 5 yr. CMT + 3.913%
8.000% VRN (b) (c) (d)	205,000	215,160
Morgan Stanley 1 day USD SOFR + 1.360%
2.484% VRN 9/16/36 (c)	210,000	180,682
NatWest Group PLC 5 yr. CMT + 2.937%
7.300% VRN (b) (c)	375,000	380,913
Nordea Bank Abp
5 yr. CMT + 2.602% 3.750% VRN (a) (b) (c)	200,000	185,444
5 yr. CMT + 2.660% 6.300% VRN (a) (b) (c)	300,000	298,514
Old National Bancorp 3 mo. USD Term SOFR + 2.200%
5.768% VRN 2/15/36 (c)	73,000	72,647
Pinnacle Financial Partners, Inc. 1 day USD SOFR + 2.347%
6.168% VRN 11/01/30 (c)	405,000	412,923
Royal Bank of Canada 5 yr. CMT + 2.815%
6.750% VRN 8/24/85 (c)	200,000	200,732
Swedbank AB 5 yr. CMT + 2.864%
4.000% VRN (a) (b) (c)	400,000	370,959
Texas Capital Bancshares, Inc. 1 day USD SOFR + 1.940%
5.301% VRN 2/27/32 (c)	325,000	320,435
UBS Group AG
5 yr. USD SOFR ICE Swap + 3.630% 6.850% VRN (a) (b) (c)	250,000	247,757
5 yr. USD SOFR ICE Swap + 3.077% 7.000% VRN (a) (b) (c)	254,000	251,555
US Bancorp 5 yr. CMT + 2.541%
3.700% VRN (b) (c)	125,000	122,528
		6,747,958
Beverages — 0.1%
Bacardi Ltd.
5.150% 5/15/38 (a)	100,000	92,666
Building Materials — 0.1%
JH North America Holdings, Inc.
6.125% 7/31/32 (a)	81,000	80,677

The accompanying notes are an integral part of the financial statements.
30

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Chemicals — 1.0%
Celanese US Holdings LLC
6.850% STEP 11/15/28	$160,000	$166,392
Dow Chemical Co.
5.600% 2/15/54	67,000	57,614
FMC Corp. 5 yr. CMT + 4.366%
8.450% VRN 11/01/55 (c)	275,000	177,061
Huntsman International LLC
2.950% 6/15/31	325,000	269,569
		670,636
Commercial Services — 0.6%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.750% 8/15/32 (a)	350,000	344,171
Triton Container International Ltd.
3.150% 6/15/31 (a)	46,000	41,593
		385,764
Computers — 0.4%
Genpact UK Finco PLC/Genpact USA, Inc.
4.950% 11/18/30	46,000	45,048
Parsons Corp.
2.625% 3/01/29	250,000	246,000
		291,048
Cosmetics & Personal Care — 0.9%
Perrigo Finance Unlimited Co.
6.125% 9/30/32	705,000	643,264
Diversified Financial Services — 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5 yr. CMT + 2.441%
6.500% VRN 1/31/56 (c)	150,000	150,155
Ally Financial, Inc. 7 yr. CMT + 3.481%
4.700% VRN (b) (c) (d)	120,000	111,397
American Express Co. 5 yr. CMT + 2.854%
3.550% VRN (b) (c)	150,000	148,300
Apollo Global Management, Inc., (Acquired 5/16/24, Cost $106,000),
5.800% 5/21/54 (e)	106,000	98,728
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a) (c)	370,000	363,901
Avolon Holdings Funding Ltd.
4.700% 1/30/31 (a)	165,000	161,683

	Principal Amount	Value
BGC Group, Inc.
6.600% 6/10/29	$425,000	$438,485
Charles Schwab Corp. 5 yr. CMT + 3.168%
4.000% VRN (b) (c)	190,000	188,707
Citadel Finance LLC
4.750% 2/14/29 (a)	250,000	244,946
GGAM Finance Ltd.
6.875% 4/15/29 (a)	500,000	511,122
Synchrony Financial 1 day USD SOFR Index + 2.130%
5.935% VRN 8/02/30 (c)	150,000	152,407
TPG Operating Group II LP
4.875% 5/15/31	175,000	171,636
		2,741,467
Electric — 3.0%
AES Corp.
5 yr. CMT + 2.890% 6.950% VRN 7/15/55 (c)	67,000	62,510
5 yr. CMT + 3.201% 7.600% VRN 1/15/55 (c)	250,000	247,979
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.375% 2/15/32 (a)	417,000	407,440
Dominion Energy, Inc. 5 yr. CMT + 2.262%
6.000% VRN 2/15/56 (c)	150,000	149,044
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82 (c)	210,000	202,686
Pacific Gas & Electric Co.
4.300% 3/15/45	70,000	54,676
5.200% 5/01/36	144,000	140,346
PG&E Corp. 5 yr. CMT + 3.883%
7.375% VRN 3/15/55 (c)	150,000	150,962
Sempra
5 yr. CMT + 2.632% 6.400% VRN 10/01/54 (c)	150,000	149,531
5 yr. CMT + 2.789% 6.875% VRN 10/01/54 (c)	147,000	148,583
XPLR Infrastructure Operating Partners LP
7.750% 4/15/34 (a)	350,000	361,463
		2,075,220
Electrical Components & Equipment — 0.3%
WESCO Distribution, Inc.
5.250% 4/15/31 (a)	237,000	235,585

The accompanying notes are an integral part of the financial statements.
31

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 1.0%
Brightstar Lottery PLC/Brightstar Global Solutions Corp.
5.750% 1/15/33 (a)	$486,000	$472,429
Discovery Global Holdings, Inc.
4.279% 3/15/32	215,000	190,275
		662,704
Food — 0.4%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.500% 1/15/36	125,000	125,058
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	165,000	144,818
		269,876
Health Care - Services — 2.4%
Centene Corp.
2.450% 7/15/28	175,000	162,977
3.000% 10/15/30	175,000	153,363
4.625% 12/15/29	175,000	166,125
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (a)	445,000	410,256
Humana, Inc.
5.375% 4/15/31	325,000	328,493
5 yr. CMT + 2.891% 6.625% VRN 9/15/56 (c)	410,000	394,004
UnitedHealth Group, Inc.
5.750% 7/15/64	53,000	50,467
		1,665,685
Insurance — 9.7%
Allianz SE 5 yr. CMT + 2.317%
6.550% VRN (a) (b) (c)	400,000	400,747
Allstate Corp. 3 mo. USD Term SOFR + 3.200%
6.852% VRN 8/15/53 (c)	155,000	154,958
American National Group, Inc.
6.000% 7/15/35	165,000	160,856
5 yr. CMT + 3.183% 7.000% VRN 12/01/55 (c)	535,000	507,352
Ascot Group Ltd.
4.250% 12/15/30 (a)	200,000	186,027
5 yr. CMT + 2.375% 6.349% VRN 6/15/35 (a) (c)	66,000	67,345
Athene Holding Ltd., (Acquired 10/07/24, Cost $145,000), 5 yr. CMT + 2.607%
6.625% VRN 10/15/54 (c) (e)	145,000	133,926

	Principal Amount	Value
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40 (c)	$175,000	$167,862
Belrose Funding Trust II
6.792% 5/15/55 (a)	175,000	175,276
Brighthouse Financial, Inc.
3.850% 12/22/51	380,000	211,226
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52 (c)	390,000	392,952
Enstar Finance LLC 5 yr. CMT + 4.006%
5.500% VRN 1/15/42 (c)	318,000	312,662
Enstar Group Ltd.
3.100% 9/01/31	200,000	176,472
Fidus Re Ltd. 1 mo. U.S. T-Bill Rate + 2.500%
6.160% FRN 1/08/42 (a) (c)	900,000	899,799
Fortitude Global Funding
4.625% 10/06/28 (a)	71,000	70,279
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	319,000	324,858
Global Atlantic Fin Co.
6.750% 3/15/54 (a)	136,000	126,688
5 yr. CMT + 3.550% 7.250% VRN 3/01/56 (a) (c)	153,000	144,212
5 yr. CMT + 3.608% 7.950% VRN 10/15/54 (a) (c)	200,000	192,572
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a) (c)	365,000	356,571
Lincoln National Corp. 5 yr. CMT + 5.318%
9.250% VRN (b) (c) (d)	169,000	176,352
MetLife Capital Trust IV
7.875% 12/15/67 (a)	350,000	377,321
Omnis Funding Trust
6.722% 5/15/55 (a)	165,000	166,802
Reinsurance Group of America, Inc. 5 yr. CMT + 2.344%
6.375% VRN 9/15/56 (c)	108,000	104,393
Sammons Financial Group, Inc.
4.750% 4/08/32 (a)	350,000	333,437
USF&G Capital I
8.500% 12/15/45 (a)	95,000	95,941
Vitality Re XVI Ltd. MSMMUSTF + 1.750%
5.280% FRN 1/08/30 (a) (c)	302,000	299,977
		6,716,863

The accompanying notes are an integral part of the financial statements.
32

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 0.3%
Meta Platforms, Inc.
5.625% 11/15/55	$195,000	$182,791
Investment Companies — 4.4%
Antares Holdings LP
6.500% 2/08/29 (a) (d)	325,000	325,242
Apollo Debt Solutions BDC
6.550% 3/15/32	98,000	98,376
ARES Capital Corp.
5.875% 3/01/29	92,000	92,652
ARES Strategic Income Fund
6.350% 8/15/29	250,000	250,800
Blackstone Private Credit Fund
5.050% 9/10/30	160,000	150,848
Blackstone Secured Lending Fund
5.300% 6/30/30	300,000	290,314
Blue Owl Capital Corp.
8.450% 11/15/26	280,000	283,663
Blue Owl Credit Income Corp.
5.800% 3/15/30	310,000	298,913
Blue Owl Technology Finance Corp.
6.750% 4/04/29 (d)	312,000	307,037
Golub Capital BDC, Inc.
6.000% 7/15/29 (d)	258,000	257,164
HPS Corporate Lending Fund
5.450% 1/14/28	290,000	287,802
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
10.000% 11/15/29 (a)	350,000	344,802
Sixth Street Specialty Lending, Inc.
6.125% 3/01/29 (d)	79,000	79,656
		3,067,269
Leisure Time — 0.7%
Sabre Financial Borrower LLC
11.125% 6/15/29 (a)	348,000	356,116
Sabre GLBL, Inc.
10.750% 11/15/29 (a)	72,000	61,506
10.750% 3/15/30 (a)	91,000	76,485
		494,107
Lodging — 0.3%
Wyndham Hotels & Resorts, Inc.
5.625% 3/01/33 (a)	188,000	184,988
Media — 1.5%
Nexstar Media, Inc.
6.500% 9/15/33 (a)	453,000	456,452
Paramount Global 5 yr. CMT + 3.999%
6.375% VRN 3/30/62 (c)	179,000	130,670

	Principal Amount	Value
Time Warner Cable LLC
4.500% 9/15/42	$80,000	$60,076
5.875% 11/15/40	150,000	135,935
6.550% 5/01/37	275,000	277,254
		1,060,387
Mining — 0.5%
Novelis Corp.
3.875% 8/15/31 (a)	360,000	320,634
Oil & Gas — 3.8%
Continental Resources, Inc.
5.750% 1/15/31 (a)	165,000	168,161
Helmerich & Payne, Inc.
5.500% 12/01/34	155,000	152,375
Hilcorp Energy I LP/Hilcorp Finance Co.
7.250% 2/15/35 (a)	593,000	591,170
Occidental Petroleum Corp.
6.050% 10/01/54	137,000	133,219
Ovintiv, Inc.
6.500% 2/01/38	120,000	125,720
7.100% 7/15/53 (d)	195,000	210,803
Patterson-UTI Energy, Inc.
7.150% 10/01/33	135,000	145,101
Petroleos Mexicanos
6.375% 1/23/45	35,000	27,569
Phillips 66 Co.
5 yr. CMT + 2.283% 5.875% VRN 3/15/56 (c)	125,000	123,095
5 yr. CMT + 2.166% 6.200% VRN 3/15/56 (c)	105,000	104,528
Santos Finance Ltd.
6.875% 9/19/33 (a)	225,000	244,965
Sunoco LP
5.375% 7/15/31 (a)	264,000	261,879
6.625% 8/15/32 (a)	315,000	319,935
		2,608,520
Packaging & Containers — 0.5%
Clydesdale Acquisition Holdings, Inc.
8.750% 4/15/30 (a)	350,000	326,576
Pharmaceuticals — 1.3%
1261229 BC Ltd.
10.000% 4/15/32 (a)	300,000	307,153
CVS Health Corp. 5 yr. CMT + 2.516%
6.750% VRN 12/10/54 (c)	300,000	303,763
CVS Pass-Through Trust
5.926% 1/10/34 (a)	127,239	129,663
7.507% 1/10/32 (a)	8,409	8,880

The accompanying notes are an integral part of the financial statements.
33

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Utah Acquisition Sub, Inc.
5.250% 6/15/46	$180,000	$144,605
		894,064
Pipelines — 1.9%
Enbridge, Inc. 5 yr. CMT + 3.708%
7.375% VRN 1/15/83 (c)	160,000	162,420
Energy Transfer LP
5.950% 5/15/54	63,000	59,074
5 yr. CMT + 2.676% 6.500% VRN 2/15/56 (c)	165,000	163,016
3 mo. USD Term SOFR + 4.417% 6.625% VRN (b) (c)	200,000	199,328
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 2.832%
5.375% VRN 2/15/78 (c) (d)	102,000	101,014
ONEOK, Inc.
6.250% 10/15/55	160,000	156,856
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
8.024% VRN (b) (c)	320,000	319,254
Venture Global LNG, Inc. 5 yr. CMT + 5.440%
9.000% VRN (a) (b) (c)	150,000	149,407
		1,310,369
Real Estate Investment Trusts (REITS) — 2.7%
Broadstone Net Lease LLC
2.600% 9/15/31	200,000	175,565
EPR Properties
3.600% 11/15/31	215,000	195,140
3.750% 8/15/29	95,000	90,965
Essential Properties LP
5.400% 12/01/35	153,000	150,399
Phillips Edison Grocery Center Operating Partnership I LP
4.750% 3/15/33	74,000	72,208
Piedmont Operating Partnership LP
5.625% 1/15/33	90,000	87,458
9.250% 7/20/28	223,000	243,510
Service Properties Trust
4.950% 10/01/29 (d)	590,000	534,363
Store Capital LLC
4.625% 3/15/29	235,000	232,494
4.950% 2/11/31 (a)	85,000	84,260
		1,866,362
Retail — 0.6%
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.500% 12/15/35 (a)	400,000	388,862

	Principal Amount	Value
Semiconductors — 0.3%
Foundry JV Holdco LLC
6.100% 1/25/36 (a)	$225,000	$231,778
Software — 1.3%
Cloud Software Group, Inc.
8.250% 6/30/32 (a)	400,000	379,374
Oracle Corp.
4.450% 9/26/30	175,000	168,644
4.900% 2/06/33	75,000	71,077
6.100% 9/26/65	160,000	132,669
6.550% 2/04/46	170,000	158,602
		910,366
Telecommunications — 1.8%
AT&T, Inc.
4.900% 11/01/35	150,000	146,333
Sable International Finance Ltd.
7.125% 10/15/32 (a)	322,000	318,063
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
8.625% 6/15/32 (a)	600,000	611,092
Vmed O2 UK Financing I PLC
4.750% 7/15/31 (a)	200,000	172,073
		1,247,561
Transportation — 0.2%
Fedex Freight Holding Co., Inc.
4.950% 3/15/33 (a)	175,000	170,678
Venture Capital — 0.4%
Hercules Capital, Inc.
2.625% 9/16/26	168,000	165,520
6.000% 6/16/30 (d)	125,000	122,637
		288,157
TOTAL CORPORATE DEBT
(Cost $40,864,215)		40,191,033
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.8%
Automobile Asset-Backed Securities — 0.4%
Exeter Automobile Receivables Trust, Series 2026-2A, Class D
5.510% 8/16/32	300,000	299,423
Commercial Mortgage-Backed Securities — 5.2%
Bank
Series 2020-BN30, Class MCDF, 2.918% VRN 12/15/53 (a) (c) (f)	500,000	375,571
Series 2019-BN17, Class C, 4.507% VRN 4/15/52 (c) (f)	331,000	284,179

The accompanying notes are an integral part of the financial statements.
34

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Benchmark Mortgage Trust, Series 2021-B25, Class 300C,
2.994% VRN 4/15/54 (a) (c) (f)	$500,000	$349,975
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	222,000	192,432
Harvest Commercial Capital Loan Trust
Series 2025-1, Class M2, 6.735% VRN 6/25/57 (c) (f)	198,187	199,184
Series 2025-1, Class M3, 7.129% VRN 6/25/57 (c) (f)	197,481	198,448
Series 2025-1, Class M4, 9.044% VRN 6/25/57 (c) (f)	395,207	403,980
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
5.538% FRN 3/15/38 (a) (c)	302,400	280,205
RFR Trust, Series 2025-SGRM, Class C,
5.816% VRN 3/11/41 (a) (c) (f)	300,000	299,962
TORY Commercial Mortgage Trust, Series 2026-HGTS, Class B,
4.983% VRN 1/13/46 (a) (c) (f)	200,000	195,099
US Bank NA, Series 2025-SUP1, Class C, 30 day USD SOFR Average + 1.900%
5.562% FRN 2/25/32 (a) (c)	161,049	161,936
Velocity Commercial Capital Loan Trust, Series 2026-1, Class M2,
5.890% VRN 2/25/56 (a) (c) (f)	198,979	195,205
Wells Fargo Commercial Mortgage Trust, Series 2021-FCMT, Class C, 1 mo. USD Term SOFR + 2.514%
6.188% FRN 5/15/31 (a) (c)	461,000	460,854
		3,597,030
Home Equity Asset-Backed Securities — 1.0%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD Term SOFR + 1.014%
4.103% FRN 10/25/34 (c)	35,279	34,254
FIGRE Trust, Series 2026-HE1, Class C,
5.434% VRN 1/25/56 (a) (c) (f)	288,625	285,414
Vista Point Securitization Trust
Series 2025-CES3, Class A1, 5.297% STEP 11/25/55 (a)	184,981	184,686
Series 2026-CES1, Class A3, 5.376% STEP 2/25/56 (a)	200,000	196,953
		701,307

	Principal Amount	Value
Other Asset-Backed Securities — 11.4%
AIMCO CLO 15 Ltd., Series 2021-15A, Class AR, 3 mo. USD Term SOFR + 1.200%
4.868% FRN 4/17/38 (a) (c)	$500,000	$499,269
Arini US CLO V Ltd., Series 5A, Class A, 3 mo. USD Term SOFR + 1.230%
FRN 4/15/39 (a) (c) (g)	250,000	249,988
Capital Automotive REIT, Series 2026-1A, Class A2
5.070% 2/15/56 (a)	199,792	198,590
CIFC Funding Ltd., Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450%
5.121% FRN 7/16/37 (a) (c)	500,000	500,122
Goodgreen Trust
Series 2019-2A, Class B, 3.860% 4/15/55 (a)	66,441	57,864
Series 2021-1A, Class C, 5.740% 10/15/56 (a)	299,368	255,176
GT Loan Financing I Ltd., Series 2013-1A, Class AR2, 3 mo. USD Term SOFR + 1.220%
5.077% FRN 4/28/39 (a) (c)	250,000	249,594
HINNT LLC, Series 2025-A, Class D
8.220% 3/15/44 (a)	436,435	443,883
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B
5.270% 12/15/38 (a)	225,200	220,132
JG Wentworth XLIII LLC, Series 2019-1A, Class B
4.510% 8/15/73 (a)	108,988	94,130
Kennedy Lewis CLO 19 Ltd., Series 2025-19A, Class A, 3 mo. USD Term SOFR + 1.250%
4.919% FRN 4/22/36 (a) (c)	250,000	249,630
Magnetite XXVI Ltd., Series 2020-26A, Class AR2, 3 mo. USD Term SOFR + 1.150%
4.818% FRN 1/25/38 (a) (c)	500,000	498,353
MetroNet Infrastructure Issuer LLC, Series 2025-4A, Class A2
5.163% 12/20/55 (a)	100,000	99,471
Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class BR, 3 mo. USD Term SOFR + 1.500%
5.171% FRN 10/16/35 (a) (c)	500,000	499,403

The accompanying notes are an integral part of the financial statements.
35

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class AR2, 3 mo. USD Term SOFR + 1.130%
4.798% FRN 4/20/38 (a) (c)	$500,000	$498,452
OCP CLO Ltd.
Series 2015-9A, Class AR3, 3 mo. USD Term SOFR + 1.100% 4.772% FRN 1/15/37 (a) (c)	500,000	499,095
Series 2015-9A, Class BR3, 3 mo. USD Term SOFR + 1.450% 5.122% FRN 1/15/37 (a) (c)	500,000	495,555
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B
4.948% 6/15/44 (a)	38,568	38,382
Renew Financial, Series 2021-1, Class M
3.210% 11/20/56 (a)	121,450	97,817
Rockford Tower CLO Ltd., Series 2018-1A, Class B, 3 mo. USD Term SOFR + 1.982%
5.637% FRN 5/20/31 (a) (c)	250,000	250,301
RR 8 Ltd., Series 2020-8A, Class A1A2, 3 mo. USD Term SOFR + 1.230%
4.902% FRN 1/15/39 (a) (c)	250,000	249,651
Sixth Street CLO XIV Ltd., Series 2019-14A, Class A1R2, 3 mo. USD Term SOFR + 1.150%
4.820% FRN 1/20/38 (a) (c)	500,000	498,650
Slam Ltd., Series 2021-1A, Class B
3.422% 6/15/46 (a)	205,100	195,733
Store Master Funding I-VII XIV XIX XX XXIV, Series 2023-1A, Class A1
6.190% 6/20/53 (a)	276,033	277,051
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	90,863	86,618
Thrust Engine Leasing DAC, Series 2021-1A, Class C
7.386% 7/15/40 (a)	83,292	82,560
Wise CLO Ltd., Series 2023-1A, Class AR, 3 mo. USD Term SOFR + 1.330%
4.998% FRN 10/20/38 (a) (c)	500,000	500,070
		7,885,540
Student Loans Asset-Backed Securities — 3.5%
Bayview Opportunity Master Fund VII LLC, Series 2025-EDU1, Class B, 30 day USD SOFR Average + 1.700%
5.362% FRN 7/27/48 (a) (c)	208,860	208,622

	Principal Amount	Value
College Avenue Student Loans LLC
Series 2021-A, Class D, 4.120% 7/25/51 (a)	$114,998	$108,638
Series 2019-A, Class C, 4.460% 12/28/48 (a)	85,662	84,002
Series 2019-A, Class D, 5.500% 12/28/48 (a)	59,335	57,584
Commonbond Student Loan Trust, Series 2017-AGS, Class C
5.280% 5/25/41 (a)	33,079	31,155
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + 0.450%
5.304% FRN 8/25/42 (c) (h)	218,519	198,456
Navient Student Loan Trust
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	140,000	137,640
Series 2018-1A, Class B, 30 day USD SOFR Average + 1.314% 4.976% FRN 3/25/67 (a) (c)	250,000	232,570
Nelnet Student Loan Trust
Series 2012-2A, Class B, 30 day USD SOFR Average + 1.114% 4.776% FRN 11/25/36 (a) (c)	200,000	199,675
Series 2012-4A, Class B, 30 day USD SOFR Average + 1.114% 4.776% FRN 7/26/49 (a) (c)	250,000	230,707
SLM Student Loan Trust, Series 2005-6, Class B, 90 day USD SOFR Average + 0.552%
4.439% FRN 1/25/44 (c)	128,256	122,062
SMB Private Education Loan Trust
Series 2019-A, Class B, 4.000% 11/17/42 (a)	185,000	177,824
Series 2026-B, Class B, 5.360% 3/15/56 (a) (g)	300,000	299,776
Series 2026-B, Class C, 5.460% 3/15/56 (a) (g)	300,000	293,598
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD Term SOFR + 1.614%
5.293% FRN 1/25/36 (c)	1,434	1,434
		2,383,743
Whole Loan Collateral Collateralized Mortgage Obligations — 6.3%
A&D Mortgage Trust, Series 2025-NQM5, Class A1FC,
5.084% STEP 12/25/70 (a)	600,435	599,263

The accompanying notes are an integral part of the financial statements.
36

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Ellington Financial Mortgage Trust
Series 2026-INV2, Class A2, 4.935% STEP 2/25/71 (a)	$596,646	$588,701
Series 2026-NQM4, Class A1, 5.466% VRN 4/25/71 (a) (c) (f) (g)	600,000	599,803
Series 2026-NQM4, Class A2, 5.669% STEP 4/25/71 (a) (g)	300,000	299,897
JP Morgan Mortgage Trust
Series 2026-NQX1, Class A1, 5.500% VRN 7/25/66 (a) (c) (f)	300,000	300,017
Series 2026-NQX1, Class A2, 5.805% STEP 7/25/66 (a)	300,000	300,006
New Residential Mortgage Loan Trust, Series 2021-NQM3, Class B1,
3.398% VRN 11/27/56 (a) (c) (f)	1,600,000	1,299,538
Verus Securitization Trust, Series 2026-R2, Class A2,
5.426% STEP 10/25/67 (a)	325,000	323,212
		4,310,437
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $19,960,945)		19,177,480
SOVEREIGN DEBT OBLIGATIONS — 5.0%
Bahamas Government International Bond
8.250% 6/24/36 (a)	225,000	240,037
Brazilian Government International Bond
6.125% 3/15/34	250,000	249,425
Colombia Government International Bond
7.500% 2/02/34	250,000	255,408
Hungary Government International Bond
6.250% 9/22/32 (a)	250,000	260,677
Ivory Coast Government International Bond
6.750% 2/25/41 (a)	275,000	241,485
Mexico Government International Bond
4.750% 3/08/44	174,000	139,435
6.625% 1/29/38	250,000	254,750
Nigeria Government International Bond
8.631% 1/13/36 (a)	225,000	234,423
Panama Government International Bond
5.227% 2/23/34	340,000	328,947
Republic of Armenia International Bond
6.750% 3/12/35 (a)	250,000	253,377
Republic of South Africa Government International Bond
7.250% 12/11/55 (a)	275,000	251,459

	Principal Amount	Value
Republic of Uzbekistan International Bond
6.947% 5/25/32 (a)	$250,000	$261,440
Romanian Government International Bond
6.625% 5/16/36 (a)	250,000	248,273
Turkiye Government International Bond
7.250% 5/29/32	250,000	250,697
		3,469,833
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $3,571,733)		3,469,833
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (i) — 6.6%
Pass-Through Securities — 6.6%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	384,646	314,699
Pool #RA4255 2.000% 1/01/51	776,686	636,903
Pool #SD0905 3.000% 3/01/52	572,010	509,696
Federal National Mortgage Association
Pool #FM8596 2.500% 9/01/51	360,695	308,650
Pool #FS3035 2.500% 4/01/52	1,218,693	1,044,561
Pool #FS1075 3.000% 3/01/52	577,665	515,458
Pool #CB3304 3.000% 4/01/52	907,678	809,932
Government National Mortgage Association
Pool #423836 8.000% 8/15/26	3	3
Government National Mortgage Association II
Pool #MA4321 3.500% 3/20/47	407,214	382,068
		4,521,970
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $5,057,015)		4,521,970
U.S. TREASURY OBLIGATIONS — 2.9%
U.S. Treasury Bonds & Notes — 2.9%
U.S. Treasury Notes
3.375% 12/31/27 (d)	2,000,000	1,984,766
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,995,587)		1,984,766
TOTAL BONDS & NOTES (Cost $71,449,495)		69,345,082

The accompanying notes are an integral part of the financial statements.
37

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
EQUITIES — 0.2%
PREFERRED STOCK — 0.2%
Financials — 0.2%
KKR & Co., Inc. 6.875% Series T	7,000	$162,820
TOTAL PREFERRED STOCK (Cost $175,000)		162,820
TOTAL EQUITIES (Cost $175,000)		162,820

	Principal Amount
WARRANTS — 0.0%
Materials — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (j) (k) (l)	$150	3,566
TOTAL WARRANTS (Cost $0)		3,566
TOTAL LONG-TERM INVESTMENTS (Cost $71,624,495)		69,511,468

Number of Shares
SHORT-TERM INVESTMENTS — 2.3%
Investment of Cash Collateral from Securities Loaned — 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (m)	1,170,298	1,170,298

	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (n)	$440,700	440,700
TOTAL SHORT-TERM INVESTMENTS (Cost $1,610,998)		1,610,998
TOTAL INVESTMENTS — 103.0% (Cost $73,235,493) (o)		71,122,466
Other Assets/ (Liabilities) — (3.0)%		(2,098,373)
NET ASSETS — 100.0%		$69,024,093

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
MSMMUSTF	Morgan Stanley Money Market U.S. Treasury Fund Index
PIK	Payment-in-kind-security which may pay interest/ dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $36,960,688 or 53.55% of net assets.

(b)	Security is perpetual and has no stated maturity date.
(c)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $4,053,113 or 5.87% of net assets. The Fund received $2,962,784 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)
Restricted security. Certain securities are restricted to resale. At March 31, 2026, these securities amounted to a value of $232,654 or 0.34% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2026.

(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).

The accompanying notes are an integral part of the financial statements.
38

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(h)
LIBOR, the London Interbank Offered Rate, was a benchmark interest rate used in loans, notes, derivatives, and other instruments or investments. As a result of benchmark reforms, publication of LIBOR settings has ceased, effective with the last published synthetic rate on September 30, 2024. This security continues to earn interest according to the last published synthetic LIBOR rate (4.85372%) plus 0.450%. The issuer has not identified an alternate floating rate benchmark for this security.

(i)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(j)	Non-income producing security.
(k)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2026, these securities amounted to a value of $3,566 or 0.01% of net assets.
(l)	Investment is valued using significant unobservable inputs.
(m)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(n)
Maturity value of $440,724. Collateralized by U.S. Government Agency obligations with a rate of 3.625%, maturity date of 8/31/27, and an aggregate market value, including accrued interest, of $449,611.

(o)	See Note 6 for aggregate cost for federal tax purposes.
Country weightings, as a percentage of net assets, is as follows:

United States	75.0%
Cayman Islands	8.6%
United Kingdom	4.2%
Canada	1.5%
Ireland	1.2%
Panama	0.9%
Switzerland	0.7%
Finland	0.7%
Mexico	0.6%
Germany	0.6%
Bermuda	0.6%
Netherlands	0.6%
Sweden	0.5%
France	0.5%
Uzbekistan	0.4%
Hungary	0.4%
Colombia	0.4%
Armenia	0.4%
South Africa	0.4%
Turkey	0.4%
Brazil	0.4%
Romania	0.4%
Australia	0.4%
Ivory Coast	0.3%
Bahamas	0.3%
Nigeria	0.3%
Total Long-Term Investments	100.7%
Short-Term Investments and Other Assets and Liabilities	(0.7)%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
39

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)
OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
USD Call TWD Put	Bank of America N.A.*	6/04/26	32.50	150,000	USD	150,000	$(1,366)	$(960)	$(406)
USD Call KRW Put	Bank of America N.A.*	9/04/26	1,525.00	200,000	USD	200,000	(4,482)	(2,520)	(1,962)
USD Call JPY Put	Canadian Imperial Bank of Commerce*	5/07/26	158.00	100,000	USD	100,000	(1,282)	(852)	(430)
NZD Call JPY Put	Canadian Imperial Bank of Commerce*	5/28/26	92.00	350,000	NZD	350,000	(2,339)	(2,393)	54
EUR Call BRL Put	Citibank N.A.*	6/11/26	6.45	200,000	EUR	200,000	(2,060)	(2,444)	384
USD Call JPY Put	JP Morgan Chase Bank N.A.*	4/30/26	158.00	200,000	USD	200,000	(2,321)	(1,945)	(376)
AUD Call JPY Put	JP Morgan Chase Bank N.A.*	5/25/26	105.00	350,000	AUD	350,000	(10,391)	(2,320)	(8,071)
							$(24,241)	$(13,434)	$(10,807)
Put
USD Put BRL Call	Bank of America N.A.*	6/16/26	5.32	150,000	USD	150,000	$(4,749)	$(1,336)	$(3,413)
EUR Put NOK Call	Canadian Imperial Bank Of Commerce*	5/08/26	11.10	100,000	EUR	100,000	(839)	(534)	(305)
USD Put ILS Call	Citibank N.A.*	7/23/26	3.00	200,000	USD	200,000	(1,257)	(1,572)	315
GBP Put USD Call	Citibank N.A.*	9/02/26	1.30	200,000	GBP	200,000	(3,776)	(2,985)	(791)
							$(10,621)	$(6,427)	$(4,194)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Bank PLC*	4/14/26	CAD	363,800	MXN	4,634,234	$3,281
Barclays Bank PLC*	5/13/26	GBP	96,381	EUR	110,300	(174)
BNP Paribas SA*	4/16/26	BRL	1,445,571	EUR	225,000	18,130
BNP Paribas SA*	4/16/26	NZD	355,000	COP	753,700,500	(515)
BNP Paribas SA*	9/29/26	ARS	164,325,000	USD	105,000	102
Canadian Imperial Bank of Commerce*	4/07/26	CLP	225,750,000	USD	250,000	(6,252)
Canadian Imperial Bank of Commerce*	4/08/26	CNH	2,694,000	USD	388,437	2,883
Canadian Imperial Bank of Commerce*	5/06/26	USD	209,884	ILS	648,600	3,327
Canadian Imperial Bank of Commerce*	5/06/26	USD	211,906	CNH	1,452,300	544
Canadian Imperial Bank of Commerce*	5/19/26	MXN	4,582,920	GBP	194,600	(2,779)
Canadian Imperial Bank of Commerce*	5/19/26	USD	214,452	SGD	269,100	4,451
Citibank N.A.*	4/07/26	CLP	114,734,400	USD	132,000	(8,118)
Citibank N.A.*	4/07/26	USD	382,000	CLP	354,351,130	(603)
Citibank N.A.*	4/16/26	EGP	17,639,748	USD	360,000	(41,597)
Citibank N.A.*	4/16/26	USD	253,600	INR	23,089,988	10,415
Citibank N.A.*	4/28/26	KRW	308,000,000	USD	214,655	(13,420)
Citibank N.A.*	4/30/26	UGX	854,764,000	USD	233,319	(7,299)
Citibank N.A.*	5/04/26	ARS	244,742,000	USD	158,000	15,321
Citibank N.A.*	5/05/26	NGN	259,576,275	USD	185,000	(311)
Citibank N.A.*	5/13/26	EUR	110,300	GBP	96,484	38

The accompanying notes are an integral part of the financial statements.
40

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.*	5/22/26	CLP	354,112,606	USD	382,000	$556
Citibank N.A.*	9/29/26	USD	253,793	EGP	14,297,759	15,696
Citibank N.A.*	9/29/26	EGP	13,452,374	USD	253,793	(29,774)
Deutsche Bank AG*	4/14/26	MXN	4,753,354	CAD	363,800	3,362
Goldman Sachs International*	4/07/26	ZMW	3,267,750	USD	150,000	20,790
Goldman Sachs International*	4/16/26	USD	255,000	IDR	4,317,583,500	1,010
Goldman Sachs International*	5/04/26	USD	374,269	HKD	2,915,000	1,850
Goldman Sachs International*	5/06/26	NZD	359,000	CNH	1,496,773	(11,303)
Goldman Sachs International*	5/06/26	CNH	1,501,459	NZD	359,000	11,985
Goldman Sachs International*	5/06/26	CNH	1,452,300	USD	210,552	810
Goldman Sachs International*	6/18/26	KZT	78,247,082	USD	157,400	2,149
Goldman Sachs International*	6/30/26	NZD	271,500	CNH	1,071,622	(43)
HSBC Bank PLC*	4/08/26	USD	387,617	CNH	2,694,000	(3,703)
HSBC Bank PLC*	4/16/26	HUF	86,608,000	EUR	222,079	3,322
HSBC Bank PLC*	4/28/26	ZAR	2,575,000	USD	158,495	(6,614)
HSBC Bank PLC*	4/28/26	NZD	288,848	AUD	250,000	(6,306)
HSBC Bank PLC*	5/13/26	TRY	12,517,234	EUR	224,000	8,557
JP Morgan Chase Bank N.A.*	4/16/26	COP	772,149,850	NZD	355,000	5,523
JP Morgan Chase Bank N.A.*	4/16/26	EUR	226,967	HUF	86,608,000	2,332
JP Morgan Chase Bank N.A.*	5/19/26	CAD	216,340	EUR	133,800	850
Morgan Stanley & Co. LLC*	5/06/26	USD	210,262	CHF	161,700	7,276
Standard Chartered Bank*	4/07/26	USD	150,000	ZMW	2,951,700	(4,272)
Standard Chartered Bank*	4/16/26	KES	34,380,000	USD	264,604	(434)
Standard Chartered Bank*	4/16/26	EUR	225,000	BRL	1,359,448	(1,546)
Standard Chartered Bank*	4/20/26	SEK	1,679,001	EUR	157,000	(4,097)
Standard Chartered Bank*	4/28/26	AUD	250,000	NZD	301,167	(779)
State Street Bank and Trust*	4/22/26	EUR	135,000	PHP	9,482,400	223
						$(5,156)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 10 Year	6/18/26	9	$998,467	$955
Short
U.S. Treasury Note 2 Year	6/30/26	17	$(3,535,900)	$9,330
U.S. Treasury Note 5 Year	6/30/26	111	(12,102,216)	94,271
				$103,601

*	Contracts are subject to a master netting agreement or similar agreement.

The accompanying notes are an integral part of the financial statements.
41

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)
Currency Legend

ARS	Argentinean Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	New Turkish Lira
TWD	Taiwan Dollar
UGX	Ugandan Shilling
USD	U.S. Dollar
ZAR	South African Rand
ZMW	Zambian Kwacha

The accompanying notes are an integral part of the financial statements.
42

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments

March 31, 2026 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 92.3%
Bank Loans — 4.7%
Advertising — 0.5%
CMG Media Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 3.500%
7.300% VRN 6/18/29 (a)	$ 2,608,251	$2,436,106
Chemicals — 0.2%
PMHC II, Inc.
2026 2nd Out Term Loan B1, 3 mo. USD Term SOFR + 4.250%
8.053% VRN 4/30/30 (a)	627,541	377,830
2026 3rd Out Term Loan C1, 3 mo. USD Term SOFR + 4.250%
8.053% VRN 4/30/30 (a)	836,721	145,589
2026 2nd Out Term Loan B2, 3 mo. USD Term SOFR + 5.500%
9.153% VRN 4/30/30 (a)	173,337	103,569
2026 3rd Out Term Loan C2, 3 mo. USD Term SOFR + 5.500%
9.153% VRN 4/30/30 (a)	2,137,823	374,119
		1,001,107
Diversified Financial Services — 0.3%
Jupiter Borrower, Inc., Term Loan B,
0.000% 3/25/33 (b)	1,370,769	1,367,342
Health Care - Services — 0.7%
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.000%
6.961% VRN 3/12/28 (a)	3,170,792	2,692,795
NAPA Management Services Corp., Term Loan B, 1 mo. USD Term SOFR + 5.250%
9.018% VRN 2/23/29 (a)	1,818,589	1,138,891
		3,831,686
Packaging & Containers — 1.1%
Balcan Innovations, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.750%
8.417% VRN 10/18/31 (a)	754,286	490,286
Five Star Intermediate Holding LLC, Term Loan, 3 mo. USD Term SOFR + 4.250%
7.919% VRN 5/05/29 (a)	1,373,593	1,345,270
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.750%
7.450% VRN 9/15/28 (a)	4,150,123	3,923,816
		5,759,372

	Principal Amount	Value
Pharmaceuticals — 0.7%
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.250%
9.918% VRN 10/08/30 (a)	$3,787,532	$3,649,704
Retail — 0.4%
Splat Super Holdco LLC, 2025 Term Loan, 1 mo. USD Term SOFR + 5.000%
8.668% VRN 7/02/32 (a)	2,131,353	1,914,232
Software — 0.5%
Boxer Parent Co., Inc., 2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.750%
9.417% VRN 7/30/32 (a)	2,335,349	1,942,730
Electronic Arts, Inc., USD Term Loan B,
0.000% 3/24/33 (b)	451,916	449,092
		2,391,822
Telecommunications — 0.3%
Zayo Group Holdings, Inc., 2025 USD Term Loan, 1 mo. USD Term SOFR + 3.000%
6.782% VRN 3/11/30 (a)	1,701,041	1,667,598
TOTAL BANK LOANS (Cost $25,937,152)		24,018,969
Corporate Debt — 87.6%
Advertising — 0.8%
CMG Media Corp.
8.875% 6/18/29 (c)	1,255,239	1,085,365
Neptune Bidco U.S., Inc.
9.500% 2/15/33 (c)	2,181,000	2,116,091
Neptune Bidco US, Inc.
9.290% 4/15/29 (c)	780,000	782,167
		3,983,623
Airlines — 0.4%
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% 9/20/31 (c) (d)	755,000	713,519
OneSky Flight LLC
8.875% 12/15/29 (c)	226,000	233,280
United Airlines Holdings, Inc.
4.875% 3/01/29	1,111,000	1,086,649
		2,033,448
Auto Manufacturers — 0.6%
JB Poindexter & Co., Inc.
8.750% 12/15/31 (c)	3,240,000	3,283,967

The accompanying notes are an integral part of the financial statements.
43

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Auto Parts & Equipment — 0.7%
Adient Global Holdings Ltd.
7.500% 2/15/33 (c) (d)	$1,318,000	$1,332,505
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.125% 4/15/31 (c)	284,000	279,972
6.375% 4/15/34 (c)	284,000	275,662
Phinia, Inc.
6.750% 4/15/29 (c)	580,000	590,471
6.625% 10/15/32 (c)	1,266,000	1,286,751
		3,765,361
Building Materials — 1.4%
Knife River Corp.
7.750% 5/01/31 (c)	3,564,000	3,689,677
Smyrna Ready Mix Concrete LLC
6.000% 11/01/28 (c)	1,627,000	1,614,730
8.875% 11/15/31 (c)	499,000	514,569
Wilsonart LLC
11.000% 8/15/32 (c) (d)	1,670,000	1,210,553
		7,029,529
Chemicals — 1.4%
Celanese US Holdings LLC
7.000% 2/15/31	788,000	809,114
7.375% 2/15/34 (d)	1,028,000	1,053,211
Consolidated Energy Finance SA
5.625% 10/15/28 (c) (d)	5,245,000	4,884,406
12.000% 2/15/31 (c)	254,000	250,190
		6,996,921
Commercial Services — 4.2%
ADT Security Corp.
4.125% 8/01/29 (c)	481,000	459,523
Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% 5/21/30 (c)	1,043,000	1,065,985
Alta Equipment Group, Inc.
9.000% 6/01/29 (c) (d)	558,000	494,505
APi Group DE, Inc.
4.125% 7/15/29 (c)	3,232,000	3,077,773
4.750% 10/15/29 (c)	2,063,000	1,996,744
CompoSecure Holdings LLC
5.625% 2/01/33 (c)	1,633,000	1,595,359
Graham Holdings Co.
5.625% 12/01/33 (c)	1,267,000	1,241,186
Herc Holdings, Inc.
6.000% 3/15/34 (c)	1,291,000	1,248,073
7.000% 6/15/30 (c)	336,000	344,524
7.250% 6/15/33 (c)	369,000	378,130

	Principal Amount	Value
ION Platform Finance US, Inc.
7.875% 9/30/32 (c)	$3,162,000	$2,447,469
NESCO Holdings II, Inc.
5.500% 4/15/29 (c)	636,000	621,994
PROG Holdings, Inc.
6.000% 11/15/29 (c)	4,291,100	4,076,545
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.750% 8/15/32 (c)	1,365,000	1,342,266
Upbound Group, Inc.
6.375% 2/15/29 (c)	953,000	923,479
		21,313,555
Computers — 0.5%
McAfee Corp.
7.375% 2/15/30 (c) (d)	1,471,000	1,215,327
Parsons Corp.
2.625% 3/01/29	1,540,000	1,515,360
		2,730,687
Cosmetics & Personal Care — 0.7%
Perrigo Finance Unlimited Co.
5.150% STEP 6/15/30	1,409,000	1,271,964
6.125% 9/30/32	2,762,000	2,520,134
		3,792,098
Distribution & Wholesale — 0.8%
Resideo Funding, Inc.
4.000% 9/01/29 (c) (d)	1,882,000	1,778,559
6.500% 7/15/32 (c)	2,129,000	2,097,654
		3,876,213
Diversified Financial Services — 8.3%
Burford Capital Global Finance LLC
7.500% 7/15/33 (c)	1,157,000	963,202
Coinbase Global, Inc.
3.375% 10/01/28 (c) (d)	963,000	901,405
3.625% 10/01/31 (c)	508,000	429,337
Encore Capital Group, Inc.
8.500% 5/15/30 (c)	2,477,000	2,618,967
GGAM Finance Ltd.
6.875% 4/15/29 (c)	3,682,000	3,763,906
Jefferson Capital Holdings LLC
6.000% 8/15/26 (c)	2,194,000	2,195,382
8.250% 5/15/30 (c)	5,399,000	5,618,869
9.500% 2/15/29 (c)	2,630,000	2,759,420
OneMain Finance Corp.
3.500% 1/15/27	1,124,000	1,102,773
3.875% 9/15/28	2,828,000	2,687,594
6.750% 9/15/33	878,000	841,873
7.125% 9/15/32	1,225,000	1,206,449

The accompanying notes are an integral part of the financial statements.
44

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
PRA Group, Inc.
5.000% 10/01/29 (c)	$9,144,000	$8,441,317
8.375% 2/01/28 (c)	445,000	448,042
8.875% 1/31/30 (c)	1,811,000	1,828,498
Rocket Cos., Inc.
6.125% 8/01/30 (c)	1,371,000	1,383,650
6.375% 8/01/33 (c)	1,205,000	1,217,947
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.625% 3/01/29 (c)	1,404,000	1,329,577
Stonebriar ABF Issuer LLC
8.125% 12/15/30 (c)	2,398,000	2,478,674
		42,216,882
Electric — 7.9%
Atlantica Sustainable Infrastructure Ltd.
4.125% 6/15/28 (c)	5,550,000	5,383,319
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.375% 2/15/32 (c)	7,854,000	7,673,942
Lightning Power LLC
7.250% 8/15/32 (c)	6,158,000	6,401,104
NRG Energy, Inc.
3.375% 2/15/29 (c)	985,000	933,793
PG&E Corp. 5 yr. CMT + 3.225%
6.850% VRN 9/15/56 (a)	1,078,000	1,065,202
Talen Energy Supply LLC
8.625% 6/01/30 (c)	5,939,000	6,230,468
XPLR Infrastructure Operating Partners LP
4.500% 9/15/27 (c)	2,890,000	2,861,280
7.250% 1/15/29 (c) (d)	5,102,000	5,250,805
7.750% 4/15/34 (c) (d)	2,206,000	2,278,251
8.375% 1/15/31 (c) (d)	1,303,000	1,371,670
8.625% 3/15/33 (c)	578,000	610,610
		40,060,444
Electrical Components & Equipment — 0.3%
WESCO Distribution, Inc.
5.250% 4/15/31 (c)	1,521,000	1,511,921
Electronics — 0.7%
Atkore, Inc.
4.250% 6/01/31 (c) (d)	3,797,000	3,561,122
Energy - Alternate Sources — 0.8%
TerraForm Power Operating LLC
4.750% 1/15/30 (c)	1,413,000	1,353,342
XPLR Infrastructure LP, Convertible,
2.500% 6/15/26 (c) (d)	2,939,000	2,909,610
		4,262,952

	Principal Amount	Value
Engineering & Construction — 2.8%
AECOM
6.000% 8/01/33 (c)	$962,000	$960,943
Arcosa, Inc.
4.375% 4/15/29 (c)	5,752,000	5,549,186
6.875% 8/15/32 (c)	2,331,000	2,388,443
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (c)	1,098,000	1,077,365
7.500% 4/15/32 (c)	1,751,000	1,825,517
Railworks Holdings LP/Railworks Rally, Inc.
8.250% 11/15/28 (c)	1,673,000	1,669,789
Weekley Homes LLC/Weekley Finance Corp.
4.875% 9/15/28 (c)	827,000	800,808
		14,272,051
Entertainment — 2.9%
AMC Entertainment Holdings, Inc.
7.500% 2/15/29 (c) (d)	1,238,000	880,827
Brightstar Lottery PLC/Brightstar Global Solutions Corp.
5.750% 1/15/33 (c)	2,153,000	2,092,882
Caesars Entertainment, Inc.
6.500% 2/15/32 (c)	1,168,000	1,154,402
Discovery Global Holdings, Inc.
4.054% 3/15/29	1,847,000	1,786,973
5.050% 3/15/42	1,107,000	729,298
5.141% 3/15/52	518,000	314,685
Flutter Treasury DAC
5.875% 6/04/31 (c)	3,518,000	3,485,247
Jacobs Entertainment, Inc.
6.750% 2/15/29 (c)	2,702,000	2,526,370
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.000% 8/01/30 (c)	145,000	138,970
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC
8.625% 1/15/32 (c) (d)	338,000	338,545
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.
6.625% 5/01/32 (c) (d)	1,146,000	1,143,247
		14,591,446
Health Care - Products — 0.1%
Embecta Corp.
6.750% 2/15/30 (c)	777,000	726,487

The accompanying notes are an integral part of the financial statements.
45

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care - Services — 6.7%
Acadia Healthcare Co., Inc.
5.000% 4/15/29 (c)	$278,000	$270,664
7.375% 3/15/33 (c) (d)	266,000	272,337
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (c) (d)	576,000	531,028
5.250% 5/15/30 (c)	1,252,000	1,179,988
6.125% 4/01/30 (c)	479,000	416,473
6.875% 4/15/29 (c) (d)	486,000	467,356
9.750% 1/15/34 (c)	942,000	977,672
Fortrea Holdings, Inc.
7.500% 7/01/30 (c) (d)	980,000	928,746
LifePoint Health, Inc.
(Acquired 2/13/25-2/27/25, Cost $393,379), 5.375% 1/15/29 (c) (e)	426,000	410,814
(Acquired 7/31/23-1/24/25, Cost $3,009,249), 9.875% 8/15/30 (c) (e)	2,970,000	3,140,811
(Acquired 5/09/24-12/15/25, Cost $3,425,560), 10.000% 6/01/32 (c) (e)	3,396,000	3,468,098
(Acquired 9/29/23-1/04/24, Cost $1,140,607), 11.000% 10/15/30 (c) (e)	1,134,000	1,219,583
Molina Healthcare, Inc.
4.375% 6/15/28 (c)	4,448,000	4,301,052
6.250% 1/15/33 (c) (d)	2,540,000	2,462,760
Radiology Partners, Inc.
8.500% 7/15/32 (c)	3,334,000	3,380,243
PIK 9.781% , Cash 9.781% 2/15/30 (c)	4,361,112	3,982,872
Team Health Holdings, Inc. PIK 4.500% , Cash
13.500% 6/30/28 (c)	6,421,899	6,646,665
		34,057,162
Home Builders — 1.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625% 8/01/29 (c)	1,433,000	1,353,781
Century Communities, Inc.
3.875% 8/15/29 (c)	1,484,000	1,392,665
LGI Homes, Inc.
4.000% 7/15/29 (c)	722,000	643,073
Mattamy Group Corp.
4.625% 3/01/30 (c)	1,262,000	1,199,847
Risewell Homes, Inc.
8.500% 11/01/30 (c)	1,336,000	1,306,369
9.250% 10/01/29 (c)	480,000	484,871
		6,380,606

	Principal Amount	Value
Housewares — 0.9%
Newell Brands, Inc.
6.375% 5/15/30 (d)	$2,077,000	$1,993,743
6.625% 9/15/29	1,196,000	1,167,397
6.625% 5/15/32 (d)	389,000	372,267
7.375% STEP 4/01/36 (d)	563,000	518,259
8.500% 6/01/28 (c)	597,000	616,223
		4,667,889
Insurance — 0.4%
Asurion LLC/Asurion Co-Issuer, Inc.
8.000% 12/31/32 (c)	1,095,000	1,136,006
8.375% 2/01/34 (c)	1,133,000	1,099,987
		2,235,993
Internet — 0.3%
Cars.com, Inc.
6.375% 11/01/28 (c)	1,205,000	1,171,248
GrubHub Holdings, Inc. PIK 7.000%, Cash
13.000% 7/31/30 (c) (d)	157,365	123,745
		1,294,993
Investment Companies — 1.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375% 2/01/29	1,517,000	1,294,547
5.250% 5/15/27	4,020,000	3,939,228
9.000% 6/15/30	1,952,000	1,830,596
10.000% 11/15/29 (c)	835,000	822,599
		7,886,970
Leisure Time — 1.7%
NCL Corp. Ltd.
Convertible, 0.875% 4/15/30 (c)	302,000	313,409
5.875% 1/15/31 (c)	565,000	548,935
6.750% 2/01/32 (c)	1,465,000	1,453,885
6.250% 9/15/33 (c) (d)	1,727,000	1,675,774
Sabre Financial Borrower LLC
11.125% 6/15/29 (c)	1,326,000	1,356,926
Sabre GLBL, Inc.
Convertible, 7.320% 8/01/26	589,000	587,233
10.750% 3/15/30 (c)	365,000	306,781
11.125% 7/15/30 (c)	2,656,000	2,254,306
		8,497,249
Lodging — 0.6%
Full House Resorts, Inc.
8.250% 2/15/28 (c) (d)	1,145,000	1,041,950
Hilton Grand Vacations Borrower LLC/ Hilton Grand Vacations Borrower, Inc.
5.000% 6/01/29 (c)	1,033,000	980,875

The accompanying notes are an integral part of the financial statements.
46

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Wyndham Hotels & Resorts, Inc.
5.625% 3/01/33 (c)	$1,209,000	$1,189,628
		3,212,453
Media — 6.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (c)	2,361,000	2,151,944
4.250% 1/15/34 (c) (d)	1,588,000	1,358,524
4.500% 8/15/30 (c)	1,138,000	1,063,437
5.000% 2/01/28 (c)	4,029,000	3,995,924
CSC Holdings LLC
4.500% 11/15/31 (c)	896,000	531,246
5.750% 1/15/30 (c)	1,139,000	432,343
11.750% 1/31/29 (c)	2,186,000	1,580,795
Cumulus Media New Holdings, Inc.
8.000% 7/01/29 (c)	847,000	124,933
Discovery Communications LLC
3.625% 5/15/30	1,967,000	1,828,770
DISH DBS Corp.
5.125% 6/01/29	542,000	484,343
5.250% 12/01/26 (c)	845,000	837,753
5.750% 12/01/28 (c)	849,000	821,146
7.375% 7/01/28	312,000	302,751
EW Scripps Co.
9.875% 8/15/30 (c)	250,000	242,693
Gray Media, Inc.
4.750% 10/15/30 (c) (d)	669,000	516,185
iHeartCommunications, Inc.
4.750% 1/15/28 (c)	1,529,000	1,375,265
7.750% 8/15/30 (c)	304,000	242,030
9.125% 5/01/29 (c)	656,000	595,714
LCPR Senior Secured Financing DAC
6.750% 10/15/27 (c)	1,039,000	693,206
McGraw-Hill Education, Inc.
5.750% 8/01/28 (c)	677,000	669,423
Nexstar Media, Inc.
4.750% 11/01/28 (c)	530,000	521,128
6.500% 9/15/33 (c)	4,020,000	4,050,628
Scripps Escrow II, Inc.
3.875% 1/15/29 (c) (d)	520,000	480,972
Sinclair Television Group, Inc.
8.125% 2/15/33 (c)	1,232,000	1,252,408
Sirius XM Radio LLC
4.125% 7/01/30 (c)	1,412,000	1,322,094
Time Warner Cable Enterprises LLC
8.375% 7/15/33	836,000	946,584
Virgin Media Finance PLC
5.000% 7/15/30 (c)	510,000	417,894

	Principal Amount	Value
Virgin Media Secured Finance PLC
4.500% 8/15/30 (c)	$236,000	$209,296
5.500% 5/15/29 (c)	2,080,000	1,994,886
		31,044,315
Mining — 2.4%
Constellium SE
3.750% 4/15/29 (c)	4,024,000	3,837,947
5.625% 6/15/28 (c)	1,405,000	1,398,073
6.375% 8/15/32 (c)	585,000	591,341
First Quantum Minerals Ltd.
6.375% 2/15/36 (c)	2,549,000	2,452,181
8.000% 3/01/33 (c)	1,214,000	1,265,417
Novelis Corp.
3.875% 8/15/31 (c)	313,000	278,773
4.750% 1/30/30 (c)	2,639,000	2,496,699
		12,320,431
Oil & Gas — 5.1%
CVR Energy, Inc.
5.750% 2/15/28 (c)	833,000	823,829
7.500% 2/15/31 (c)	573,000	577,279
7.875% 2/15/34 (c)	1,618,000	1,623,670
DBR Land Holdings LLC
6.250% 12/01/30 (c)	699,000	707,730
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750% 2/01/29 (c)	1,330,000	1,311,395
6.000% 4/15/30 (c)	1,223,000	1,190,424
6.000% 2/01/31 (c)	1,792,000	1,741,702
6.875% 5/15/34 (c)	1,966,000	1,920,763
SM Energy Co.
8.750% 7/01/31 (c)	743,000	776,652
9.625% 6/15/33 (c)	64,000	70,702
Sunoco LP
4.500% 10/01/29 (c)	3,308,000	3,196,462
4.625% 5/01/30 (c)	1,669,000	1,606,194
6.250% 7/01/33 (c)	753,000	756,281
6.625% 8/15/32 (c)	2,363,000	2,400,021
5 yr. CMT + 4.230% 7.875% VRN (a) (c) (f)	7,101,000	7,250,306
Sunoco LP/Sunoco Finance Corp.
4.500% 5/15/29 (d)	216,000	210,626
		26,164,036
Oil & Gas Services — 1.0%
WBI Operating LLC
6.250% 10/15/30 (c)	1,756,000	1,766,466
6.500% 10/15/33 (c)	893,000	886,177
Weatherford International Ltd.
6.750% 10/15/33 (c)	2,275,000	2,324,525
		4,977,168

The accompanying notes are an integral part of the financial statements.
47

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 1.8%
Clydesdale Acquisition Holdings, Inc.
6.750% 4/15/32 (c)	$1,238,000	$1,171,326
8.750% 4/15/30 (c)	4,151,000	3,873,190
Mauser Packaging Solutions Holding Co.
9.250% 4/15/30 (c)	2,291,000	2,128,723
Trident TPI Holdings, Inc.
12.750% 12/31/28 (c)	2,209,000	2,150,294
		9,323,533
Pharmaceuticals — 3.2%
1261229 BC Ltd.
10.000% 4/15/32 (c)	3,809,000	3,899,822
Bausch Health Americas, Inc.
8.500% 1/31/27 (c) (d)	390,000	386,295
Bausch Health Cos., Inc.
4.875% 6/01/28 (c)	1,469,000	1,345,178
5.000% 2/15/29 (c)	1,728,000	1,252,800
5.250% 1/30/30 (c) (d)	1,866,000	1,203,570
11.000% 9/30/28 (c)	760,000	775,229
14.000% 10/15/30 (c)	367,000	350,673
Grifols SA
4.750% 10/15/28 (c)	1,213,000	1,188,097
Herbalife Ltd., Convertible,
4.250% 6/15/28	2,358,000	2,811,915
HLF Financing SARL LLC/Herbalife International, Inc.
4.875% 6/01/29 (c)	2,045,000	1,913,597
Jazz Securities DAC
4.375% 1/15/29 (c)	1,402,000	1,367,342
		16,494,518
Pipelines — 3.6%
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% 6/15/31 (c)	487,000	474,943
ITT Holdings LLC
6.500% 8/01/29 (c)	8,520,000	8,284,322
Northriver Midstream Finance LP
6.750% 7/15/32 (c)	1,549,000	1,553,571
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (c)	869,000	826,018
4.125% 8/15/31 (c)	994,000	922,040
6.250% 1/15/30 (c)	374,000	382,535
Venture Global LNG, Inc.
7.000% 1/15/30 (c) (d)	684,000	698,400
8.125% 6/01/28 (c)	635,000	649,428
8.375% 6/01/31 (c)	665,000	691,584
9.875% 2/01/32 (c)	925,000	993,439

	Principal Amount	Value
Venture Global Plaquemines LNG LLC
6.500% 6/15/34 (c)	$670,000	$697,438
6.750% 1/15/36 (c)	1,424,000	1,508,232
7.750% 5/01/35 (c)	412,000	461,761
		18,143,711
Real Estate Investment Trusts (REITS) — 1.4%
Global Net Lease, Inc.
4.500% 9/30/28 (c)	763,000	739,334
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (c)	993,000	962,194
Millrose Properties, Inc.
6.375% 8/01/30 (c)	1,201,000	1,200,626
RLJ Lodging Trust LP
4.000% 9/15/29 (c)	1,353,000	1,267,201
Service Properties Trust
0.000% 9/30/28 (c)	968,000	880,682
4.950% 10/01/29 (d)	561,000	508,098
5.500% 12/15/27	505,000	505,663
8.875% 6/15/32	794,000	786,964
Uniti Group LP/Uniti Fiber Holdings, Inc./ CSL Capital LLC
6.000% 1/15/30 (c)	436,000	410,091
		7,260,853
Retail — 4.1%
Carvana Co.
9.000% 6/01/31 (c)	3,294,274	3,562,112
LBM Acquisition LLC
6.250% 1/15/29 (c) (d)	694,000	507,152
9.500% 6/15/31 (c)	242,000	210,648
QXO Building Products, Inc.
6.750% 4/30/32 (c)	2,158,000	2,201,140
Staples, Inc.
10.750% 9/01/29 (c)	1,819,000	1,682,246
12.750% 1/15/30 (c)	301,473	203,751
Suburban Propane Partners LP/ Suburban Energy Finance Corp.
5.000% 6/01/31 (c)	1,271,000	1,195,856
6.500% 12/15/35 (c)	1,980,000	1,924,868
Superior Plus LP/Superior General Partner, Inc.
4.500% 3/15/29 (c)	9,780,000	9,348,898
		20,836,671
Semiconductors — 0.7%
Kioxia Holdings Corp.
6.250% 7/24/30 (c)	826,000	839,322
6.625% 7/24/33 (c)	2,650,000	2,723,736
		3,563,058

The accompanying notes are an integral part of the financial statements.
48

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 1.8%
Cloud Software Group, Inc.
6.500% 3/31/29 (c)	$3,997,000	$3,899,354
6.625% 8/15/33 (c) (d)	519,000	461,430
9.000% 9/30/29 (c)	1,050,000	1,012,907
OAK-Eagle Acquireco, Inc.
7.250% 7/01/33 (c) (h)	613,000	635,126
8.750% 7/01/34 (c) (h)	944,000	988,266
Open Text Corp.
3.875% 12/01/29 (c)	1,190,000	1,063,449
UKG, Inc.
6.875% 2/01/31 (c)	954,000	932,359
		8,992,891
Telecommunications — 5.6%
Altice France SA
6.500% 4/15/32 (c)	970,931	919,942
6.875% 7/15/32 (c)	811,738	769,145
9.500% 11/01/29 (c)	234,567	237,016
APLD ComputeCo 2 LLC
6.750% 3/15/31 (c)	480,000	476,505
C&W Senior Finance Ltd.
9.000% 1/15/33 (c)	1,185,000	1,197,040
Connect Finco SARL/Connect US Finco LLC
9.000% 9/15/29 (c)	1,598,000	1,678,763
Connect Holding II LLC
10.500% 4/03/31 (c)	534,000	530,752
Digicel International Finance Ltd./Difl US LLC
8.625% 8/01/32 (c)	2,638,000	2,683,455
EchoStar Corp.
Convertible, PIK 3.875%, Cash 3.875% 11/30/30	352,352	1,258,637
PIK 6.750%, Cash 6.750% 11/30/30	774,997	782,559
10.750% 11/30/29	1,814,500	1,960,115
Level 3 Financing, Inc.
3.625% 1/15/29 (c)	415,000	389,063
3.750% 7/15/29 (c)	1,109,000	1,028,597
6.875% 6/30/33 (c)	678,636	691,069
7.000% 3/31/34 (c)	2,700,000	2,763,682
8.500% 1/15/36 (c)	839,968	876,432
Lumen Technologies, Inc.
4.500% 1/15/29 (c)	813,000	762,910
Sable International Finance Ltd.
7.125% 10/15/32 (c)	1,159,000	1,144,830
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% 2/15/29 (c)	2,682,000	2,604,862

	Principal Amount	Value
8.625% 6/15/32 (c) (d)	$2,678,000	$2,727,505
8.625% 6/15/32 (c)	482,000	490,910
Uniti Group, Inc., Convertible,
7.500% 12/01/27	314,000	373,629
Uniti Services LLC
7.500% 10/15/33 (c)	1,172,000	1,218,472
Zayo Group Holdings, Inc.
PIK 0.500% , Cash 9.250% 3/09/30 (c)	982,605	976,847
PIK 1.875% , Cash 13.750% 9/09/30 (c)	48,548	45,343
		28,588,080
Transportation — 2.0%
Carriage Purchaser, Inc.
7.875% 10/15/29 (c)	1,473,000	1,404,256
Seaspan Corp.
5.500% 8/01/29 (c)	9,136,320	8,560,044
		9,964,300
TOTAL CORPORATE DEBT (Cost $451,338,272)		445,915,587
TOTAL BONDS & NOTES (Cost $477,275,424)		469,934,556

	Number of Shares
Equities — 0.0%
Preferred Stock — 0.0%
Financials — 0.0%
Veritas Kapital Assurance PLC, Series G (g)	4,266	81,054
Veritas Kapital Assurance PLC, Series G-1 (g)	2,948	56,012
		137,066
TOTAL PREFERRED STOCK (Cost $113,148)		137,066
TOTAL EQUITIES (Cost $113,148)		137,066
TOTAL LONG-TERM INVESTMENTS (Cost $477,388,572)		470,071,622
Short-Term Investments — 12.4%
Investment of Cash Collateral from Securities Loaned — 6.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (i)	31,676,883	31,676,883

The accompanying notes are an integral part of the financial statements.
49

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 6.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (j)	$ 31,294,618	$ 31,294,618
TOTAL SHORT-TERM INVESTMENTS (Cost $62,971,501)		62,971,501
TOTAL INVESTMENTS — 104.7% (Cost $540,360,073) (k)		533,043,123
Other Assets/ (Liabilities) — (4.7)%		(23,968,229)
NET ASSETS — 100.0%		$509,074,894

Abbreviation Legend

CMT	Constant Maturity Treasury Index
PIK	Payment-in-kind - security which may pay interest/dividends in additional par/shares and/ or in cash. Rates shown are the current rate and possible payment rates.
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of the security represents unsettled bank loan commitments at March 31, 2026, where the rate may not be determined until the time of settlement.
(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $403,460,384 or 79.25% of net assets.

(d)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $32,237,845 or 6.33% of net assets. The Fund received $1,257,777 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)
Restricted security. Certain securities are restricted to resale. At March 31, 2026, these securities amounted to a value of $8,239,306 or 1.62% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	Security is perpetual and has no stated maturity date.
(g)	Non-income producing security.
(h)	A portion of this security is purchased on a when-issued, delayed delivery or forward commitment basis. (Note 2).
(i)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(j)
Maturity value of $31,296,356. Collateralized by U.S. Government Agency obligations with a rate of 3.625%, maturity date of 8/31/27, and an aggregate market value, including accrued interest, of $31,920,568.

(k)	See Note 6 for aggregate cost for federal tax purposes.
Country weightings, as a percentage of net assets, is as follows:

United States	77.3%
Canada	3.7%
United Kingdom	2.8%
Hong Kong	1.7%
Ireland	1.4%
Spain	1.3%
Switzerland	1.0%
Zambia	0.7%
Japan	0.7%
Jamaica	0.5%
Panama	0.5%
France	0.4%
Luxembourg	0.2%
Puerto Rico	0.1%
Total Long-Term Investments	92.3%
Short-Term Investments and Other Assets and Liabilities	7.7%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
50

MassMutual Small Cap Opportunities Fund — Portfolio of Investments

March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 97.6%
Common Stock — 97.6%
Consumer Discretionary — 12.7%
AutoNation, Inc. (a)	39,498	$7,712,379
Bright Horizons Family Solutions, Inc. (a)	26,343	2,163,551
Champion Homes, Inc. (a)	69,825	5,192,885
Cheesecake Factory, Inc. (b)	140,748	7,705,953
Dorman Products, Inc. (a)	51,123	5,335,196
Dutch Bros, Inc. Class A (a) (b)	50,308	2,548,603
KB Home	97,665	5,054,164
Kontoor Brands, Inc.	60,359	4,242,634
Life Time Group Holdings, Inc. (a) (b)	134,097	3,612,573
Steven Madden Ltd.	155,367	5,270,049
Stride, Inc. (a) (b)	50,259	4,431,336
Visteon Corp. (b)	70,246	6,400,113
Wyndham Hotels & Resorts, Inc.	67,817	5,508,775
		65,178,211
Consumer Staples — 1.2%
Chefs’ Warehouse, Inc. (a)	50,311	2,990,989
Interparfums, Inc. (b)	32,394	2,942,671
		5,933,660
Energy — 6.0%
Helmerich & Payne, Inc.	250,802	9,036,396
Kodiak Gas Services, Inc.	153,458	8,949,670
Northern Oil & Gas, Inc. (b)	296,413	8,664,152
Weatherford International PLC	43,824	4,144,874
		30,795,092
Financials — 18.6%
Ameris Bancorp	69,638	5,431,068
Banc of California, Inc.	338,790	5,955,928
Bank of NT Butterfield & Son Ltd.	67,348	3,534,423
BGC Group, Inc. Class A	566,621	5,541,553
Bullish (a)	68,160	2,435,357
Cathay General Bancorp	140,075	6,984,139
Columbia Banking System, Inc.	324,682	8,906,027
Definity Financial Corp.	72,636	3,419,547
Federated Hermes, Inc.	66,160	3,751,934
Marqeta, Inc. Class A (a) (b)	753,938	3,076,067
Miami International Holdings, Inc. (a)	93,020	3,620,338
OceanFirst Financial Corp.	181,349	3,271,536
Paymentus Holdings, Inc. Class A (a)	96,087	2,440,610
PennyMac Financial Services, Inc.	79,749	6,970,063
Skyward Specialty Insurance Group, Inc. (a)	126,044	5,505,602

	Number of Shares	Value
United Community Banks, Inc.	129,397	$4,074,712
Webster Financial Corp.	107,567	7,467,301
Wintrust Financial Corp.	61,072	8,485,344
WSFS Financial Corp.	66,081	4,325,662
		95,197,211
Health Care — 12.9%
Adaptive Biotechnologies Corp. (a)	287,848	3,995,330
Addus HomeCare Corp. (a)	32,699	3,062,261
ADMA Biologics, Inc. (a)	227,136	2,046,495
Alumis, Inc. (a)	107,993	2,379,086
Arrowhead Pharmaceuticals, Inc. (a)	60,723	3,807,332
BioLife Solutions, Inc. (a)	198,334	3,784,213
Bridgebio Pharma, Inc. (a)	99,894	7,418,129
BrightSpring Health Services, Inc. (a)	212,253	9,044,100
Collegium Pharmaceutical, Inc. (a)	84,562	2,796,465
Encompass Health Corp.	43,572	4,214,720
Guardant Health, Inc. (a)	85,179	7,867,984
Lumexa Imaging Holdings, Inc. (a)	138,964	1,195,091
Nektar Therapeutics (a)	42,037	3,024,562
Repligen Corp. (a)	32,137	3,786,381
Tarsus Pharmaceuticals, Inc. (a)	42,918	3,010,698
Twist Bioscience Corp. (a)	98,935	4,701,391
		66,134,238
Industrials — 18.0%
AAR Corp. (a)	68,318	7,478,088
AGCO Corp.	37,294	4,321,256
Allison Transmission Holdings, Inc.	52,411	6,135,232
ATI, Inc. (a)	25,711	3,739,922
Atmus Filtration Technologies, Inc.	129,181	7,333,605
Bloom Energy Corp. Class A (a)	45,426	6,154,769
Casella Waste Systems, Inc. Class A (a) (b)	79,540	6,310,704
Enpro, Inc.	42,720	10,707,768
Esab Corp.	66,221	6,400,922
Federal Signal Corp.	45,651	4,936,699
Fluor Corp. (a)	87,066	4,061,629
Gates Industrial Corp. PLC (a)	281,108	6,355,852
Hayward Holdings, Inc. (a)	269,083	3,600,330
Korn Ferry	62,410	3,928,709
Kratos Defense & Security Solutions, Inc. (a)	37,249	2,626,427
Zurn Elkay Water Solutions Corp.	178,290	7,994,524
		92,086,436

The accompanying notes are an integral part of the financial statements.
51

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Information Technology — 15.5%
Allegro MicroSystems, Inc. (a)	194,348	$6,127,792
Applied Optoelectronics, Inc. (a) (b)	36,399	3,078,991
ASGN, Inc. (a)	145,618	5,636,873
Badger Meter, Inc.	21,638	3,296,549
Belden, Inc.	60,339	6,928,727
Credo Technology Group Holding Ltd. (a)	31,322	2,940,196
Itron, Inc. (a) (b)	60,049	5,382,192
Lattice Semiconductor Corp. (a)	79,110	7,338,244
MACOM Technology Solutions Holdings, Inc. (a)	26,784	5,947,923
Manhattan Associates, Inc. (a)	29,715	3,955,661
MKS, Inc.	27,513	6,322,763
Ralliant Corp.	104,018	4,326,109
Rambus, Inc. (a)	28,102	2,417,615
Sanmina Corp. (a)	45,247	5,865,821
Silicon Laboratories, Inc. (a)	33,723	7,019,442
Unity Software, Inc. (a)	113,073	2,480,822
		79,065,720
Materials — 4.1%
Coeur Mining, Inc. (a)	148,443	2,786,275
Commercial Metals Co.	106,781	6,559,557
Eagle Materials, Inc.	19,855	3,761,530
MP Materials Corp. (a) (b)	49,698	2,398,425
Silgan Holdings, Inc.	140,602	5,455,358
		20,961,145
Real Estate — 6.7%
American Healthcare REIT, Inc.	200,173	9,440,159
Cushman & Wakefield Ltd. (a)	97,067	1,190,042
Essential Properties Realty Trust, Inc.	271,195	8,233,480
Outfront Media, Inc.	314,280	8,328,420
Terreno Realty Corp.	113,977	7,000,467
		34,192,568
Utilities — 1.9%
Chesapeake Utilities Corp.	36,037	4,553,996
Portland General Electric Co.	94,255	4,973,836
		9,527,832
TOTAL COMMON STOCK (Cost $442,742,109)		$499,072,113
TOTAL EQUITIES (Cost $442,742,109)		499,072,113
TOTAL LONG-TERM INVESTMENTS (Cost $442,742,109)		499,072,113

	Principal Amount	Value
Short-Term Investments — 2.5%
Repurchase Agreement — 2.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (c)	$12,767,169	$12,767,169
TOTAL SHORT-TERM INVESTMENTS (Cost $12,767,169)		12,767,169
TOTAL INVESTMENTS — 100.1% (Cost $455,509,278) (d)		511,839,282
Other Assets/ (Liabilities) — (0.1)%		(452,061)
NET ASSETS — 100.0%		$511,387,221

Abbreviation Legend

REIT	Real Estate Investment Trust
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $40,613,970 or 7.94% of net assets. The Fund received $40,779,762 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Maturity value of $12,767,879. Collateralized by U.S. Government Agency obligations with rates ranging from 2.750% - 4.375%, maturity dates ranging from 7/15/27 - 7/31/27, and an aggregate market value, including accrued interest, of $13,022,527.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
52

MassMutual Global Fund — Portfolio of Investments

March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 99.5%
Common Stock — 99.5%
Brazil — 0.5%
MercadoLibre, Inc. (a)	389	$672,589
Canada — 2.3%
Shopify, Inc. Class A (a)	24,759	2,936,913
China — 1.8%
JD.com, Inc. ADR (b)	36,840	1,089,359
Tencent Holdings Ltd.	18,800	1,186,880
		2,276,239
Czech Republic — 0.3%
CSG NV (a)	13,818	371,816
France — 4.3%
Airbus SE	13,642	2,562,314
EssilorLuxottica SA	3,582	833,658
LVMH Moet Hennessy Louis Vuitton SE	3,729	2,072,821
		5,468,793
Germany — 2.0%
Allianz SE Registered	2,924	1,211,670
SAP SE	7,449	1,260,617
		2,472,287
India — 3.3%
DLF Ltd.	499,396	2,675,722
HDFC Bank Ltd.	84,004	671,097
ICICI Bank Ltd. Sponsored ADR	30,531	790,753
		4,137,572
Italy — 1.1%
Brunello Cucinelli SpA (b)	12,574	1,096,150
Moncler SpA	5,093	306,942
		1,403,092
Japan — 2.2%
Capcom Co. Ltd.	41,900	888,482
Hoya Corp.	5,400	931,478
Keyence Corp.	1,700	602,064
Nintendo Co. Ltd.	5,200	296,716
		2,718,740
Netherlands — 2.2%
Adyen NV (a) (c)	1,223	1,223,793
ASML Holding NV	469	620,786
BE Semiconductor Industries NV	4,658	982,782
		2,827,361
Republic of Korea — 0.3%
SK Hynix, Inc.	591	321,441

	Number of Shares	Value
Spain — 0.4%
Amadeus IT Group SA	9,106	$517,633
Sweden — 1.3%
Assa Abloy AB Class B	24,329	872,447
Atlas Copco AB Class A	45,284	796,499
		1,668,946
Switzerland — 2.3%
Galderma Group AG	5,631	1,091,627
Lonza Group AG Registered	2,842	1,818,281
		2,909,908
Taiwan — 6.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	142,000	8,005,312
United States — 68.9%
Alphabet, Inc. Class A	42,204	12,136,182
Amazon.com, Inc. (a)	17,247	3,592,033
Analog Devices, Inc.	13,330	4,240,806
Apple, Inc.	2,673	678,381
ARM Holdings PLC ADR (a) (b)	10,656	1,612,040
Berkshire Hathaway, Inc. Class B (a)	595	285,124
Boston Scientific Corp. (a)	21,727	1,363,369
Broadcom, Inc.	15,298	4,734,884
Cadence Design Systems, Inc. (a)	2,419	672,168
Ecolab, Inc.	3,290	875,206
Eli Lilly & Co.	4,208	3,870,392
Equifax, Inc.	4,986	897,829
IDEXX Laboratories, Inc. (a)	1,156	649,545
Intuit, Inc.	8,743	3,780,298
Intuitive Surgical, Inc. (a)	4,225	1,947,683
IQVIA Holdings, Inc. (a)	2,428	414,071
Lam Research Corp.	29,488	6,300,406
Las Vegas Sands Corp.	12,564	676,948
Linde PLC (LIN US)	1,023	507,162
Marriott International, Inc. Class A	5,472	1,789,727
Marvell Technology, Inc.	23,172	2,295,187
Mastercard, Inc. Class A	2,510	1,254,147
Meta Platforms, Inc. Class A	11,245	6,433,602
Microsoft Corp.	9,173	3,395,569
Netflix, Inc. (a)	11,630	1,118,225
NVIDIA Corp.	41,146	7,175,862
Phathom Pharmaceuticals, Inc. (a) (b)	37,386	415,358
S&P Global, Inc.	10,855	4,617,066
ServiceNow, Inc. (a)	4,657	486,889
Spotify Technology SA (a)	2,052	995,035
Stryker Corp.	1,743	572,732

The accompanying notes are an integral part of the financial statements.
53

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Thermo Fisher Scientific, Inc.	3,720	$1,828,492
TJX Cos., Inc.	7,709	1,231,127
Visa, Inc. Class A	13,586	4,106,233
		86,949,778
TOTAL COMMON STOCK (Cost $85,236,437)		125,658,420
TOTAL EQUITIES (Cost $85,236,437)		125,658,420
TOTAL LONG-TERM INVESTMENTS (Cost $85,236,437)		125,658,420
Short-Term Investments — 0.0%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (d)	47,909	47,909
TOTAL SHORT-TERM INVESTMENTS (Cost $47,909)		47,909
TOTAL INVESTMENTS — 99.5% (Cost $85,284,346) (e)		125,706,329
Other Assets/(Liabilities) — 0.5%		571,117
NET ASSETS — 100.0%		$126,277,446

Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $2,908,821 or 2.30% of net assets. The Fund received $2,834,482 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $1,223,793 or 0.97% of net assets.

(d)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Information Technology	39.7%
Communication Services	18.3%
Health Care	12.5%
Financials	11.2%
Consumer Discretionary	10.3%
Industrials	4.3%
Real Estate	2.1%
Materials	1.1%
Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
54

MassMutual Funds

Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

	MML Barings Short-Duration Bond Fund (See Note 1)	MML Barings Inflation- Protected and Income Fund (See Note 1)
Assets:
Investments, at value (Note 2) (a)	$ 125,055,527	$ 203,770,032
Repurchase agreements, at value (Note 2) (b)	2,299,786	1,546,376
Total investments (c)	127,355,313	205,316,408
Cash	113	55
Foreign currency, at value (d)	197	—
Receivables from:
Investments sold
Regular delivery	—	—
Delayed delivery	—	—
Fund shares sold	18,629	446,330
Variation margin on open derivative instruments (Note 2)	—	—
Interest and dividends	932,960	491,146
Foreign tax reclaims	238	—
Open forward contracts (Note 2)	—	—
Cash collateral pledged for when-issued securities (Note 2).	—	—
Cash collateral pledged for open derivatives (Note 2)	412,000	2,140,000
Open swap agreements, at value (Note 2)	—	140,573
Prepaid expenses	88,516	66,788
Total assets	128,807,966	208,601,300
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	—
Delayed delivery	632,384	1,700,000
Distributions (Note 2)	9,515	441
Interest and dividends	—	1,556,614
Fund shares redeemed	140,524	169,771
Closed written options	—	—
Trustees’ fees and expenses (Note 3)	26,740	21,537
Variation margin on open derivative instruments (Note 2)	17,761	20,997
Affiliates (Note 3):
Administration fees	34,309	28,286
Investment advisory fees	7,038	49,655
Service fees	17,333	6,667
Distribution fees	3,273	1,095
Written options outstanding, at value (Note 2) (e)	—	—
Open forward contracts (Note 2)	—	—
Open swap agreements, at value (Note 2)	—	216,866
Cash collateral held for securities on loan (Note 2)	901,788	535,040
Due to custodian	—	—
Commitments and Contingencies (Note 2)	—	—
Accrued expense and other liabilities	93,329	52,524
Unrealized depreciation on:
Unfunded bank loan commitments (Note 2)	—	—
Total liabilities	1,883,994	4,359,493
Net assets	$126,923,972	$204,241,807
Net assets consist of:
Paid-in capital	$289,926,746	$242,613,395
Accumulated earnings (loss)	(163,002,774)	(38,371,588)
Net assets	$126,923,972	$204,241,807
(a) Cost of investments:	$126,203,046	$207,701,656
(b) Cost of repurchase agreements:	$2,299,786	$1,546,376
(c) Securities on loan with market value of:	$2,283,321	$524,270
(d) Cost of foreign currency:	$186	$—
(e) Premiums received on written options:	$—	$—

The accompanying notes are an integral part of the financial statements.
55

MML Barings Core Bond Fund (See Note 1)	MML Barings Diversified Bond Fund (See Note 1)	MML Barings High Yield Fund (See Note 1)	MassMutual Small Cap Opportunities Fund	MassMutual Global Fund

$ 899,400,088	$ 70,681,766	$ 501,748,505	$ 499,072,113	$ 125,706,329
673,091	440,700	31,294,618	12,767,169	—
900,073,179	71,122,466	533,043,123	511,839,282	125,706,329
—	6,846	571,468	—	15,379
166,766	4,621	—	—	29,605

150,000	—	5,336,311	1,299,017	508,556
19,264,840	6,176,603	—	—	—
279,220	27,753	340,683	561,461	54,490
128,018	—	—	—	—
7,235,349	754,143	7,831,813	533,724	46,786
14,304	13,881	448,457	—	344,636
—	144,783	—	—	—
540,000	—	—	—	—
804,000	200,000	—	—	—
—	—	—	—	—
97,577	65,578	105,879	69,945	65,066
928,753,253	78,516,674	547,677,734	514,303,429	126,770,847

—	—	3,138,449	2,159,414	—
69,303,509	7,999,676	1,557,000	—	—
85,677	387	584,673	—	—
—	—	—	—	—
981,285	28,397	1,268,498	168,857	20,846
—	209	—	—	—
204,104	11,019	33,412	30,614	20,654
—	14,784	—	—	—

85,692	26,817	46,511	39,352	25,185
172,652	3,505	184,975	255,681	86,228
51,824	2,929	26,481	38,035	15,829
9,185	627	15,310	6,966	5,087
—	34,862	—	—	—
—	149,939	—	—	—
—	—	—	—	—
11,210,248	1,170,298	31,676,883	—	47,909
85,888	—	—	170,716	—
—	—	—	—	—
85,022	49,132	63,839	46,573	271,663

—	—	6,809	—	—
82,275,086	9,492,581	38,602,840	2,916,208	493,401
$846,478,167	$69,024,093	$509,074,894	$511,387,221	$126,277,446

$1,217,128,520	$102,779,615	$583,844,116	$444,002,570	$75,808,012
(370,650,353)	(33,755,522)	(74,769,222)	67,384,651	50,469,434
$846,478,167	$69,024,093	$509,074,894	$511,387,221	$126,277,446

$924,045,504	$72,794,793	$509,065,455	$442,742,109	$85,284,346
$673,091	$440,700	$31,294,618	$12,767,169	$—
$27,970,641	$4,053,113	$32,237,845	$40,613,970	$2,908,821
$170,100	$4,670	$—	$—	$30,412
$—	$19,862	$—	$—	$—

The accompanying notes are an integral part of the financial statements.
56

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

	MML Barings Short-Duration Bond Fund (See Note 1)	MML Barings Inflation- Protected and Income Fund (See Note 1)
Class I shares:
Net assets	$ 27,773,214	$ 134,650,793
Shares outstanding (a)	2,996,218	14,480,326
Net asset value, offering price and redemption price per share	$9.27	$9.30
Class R5 shares:
Net assets	$13,906,856	$44,317,472
Shares outstanding (a)	1,491,780	4,758,982
Net asset value, offering price and redemption price per share	$9.32	$9.31
Service Class shares:
Net assets	$954,014	$11,145,358
Shares outstanding (a)	102,997	1,198,749
Net asset value, offering price and redemption price per share	$9.26	$9.30
Administrative Class shares:
Net assets	$10,688,424	$3,556,094
Shares outstanding (a)	1,157,076	376,532
Net asset value, offering price and redemption price per share	$9.24	$9.44
Class R4 shares:
Net assets	$1,471,332	$1,429,126
Shares outstanding (a)	158,207	156,899
Net asset value, offering price and redemption price per share	$9.30	$9.11
Class A shares:
Net assets	$5,197,999	$7,117,318
Shares outstanding (a)	565,307	773,320
Net asset value and redemption price per share	$9.19	$9.20
Maximum Offering price per share (100/[100-maximum sales charge] of net asset value)	$9.43	$9.61
Class R3 shares:
Net assets	$4,222,407	$1,765,505
Shares outstanding (a)	457,740	193,173
Net asset value, offering price and redemption price per share	$9.22	$9.14
Class Y shares:
Net assets	$46,695,194	$260,141
Shares outstanding (a)	5,028,299	27,916
Net asset value, offering price and redemption price per share	$9.29	$9.32
Class L shares:
Net assets	$15,343,937
Shares outstanding (a)	1,657,221
Net asset value and redemption price per share	$9.26
Maximum Offering price per share (100/[100-maximum sales charge] of net asset value)	$9.50
Class C shares:
Net assets	$670,595
Shares outstanding (a)	71,831
Net asset value, offering price and redemption price per share	$9.34
Class M1 shares: (b)
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
Class M2 shares: (b)
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share

(a)	Authorized unlimited number of shares with no par value.
(b)	Commenced operations on February 2, 2026.

The accompanying notes are an integral part of the financial statements.
57

MML Barings Core Bond Fund (See Note 1)	MML Barings Diversified Bond Fund (See Note 1)	MML Barings High Yield Fund (See Note 1)	MassMutual Small Cap Opportunities Fund	MassMutual Global Fund

$ 547,052,774	$ 46,369,159	$ 342,521,175	$ 324,949,747	$ 42,144,097
59,762,376	5,078,049	42,683,197	18,665,540	5,786,075
$9.15	$9.13	$8.02	$17.41	$7.28

$134,249,863	$11,184,764	$37,506,060	$101,996,854	$31,487,102
14,603,269	1,357,521	4,640,723	5,888,330	4,360,495
$9.19	$8.24	$8.08	$17.32	$7.22

$33,907,131	$3,629,952	$16,847,420	$7,277,221	$1,989,513
3,707,936	432,204	2,083,155	421,716	287,423
$9.14	$8.40	$8.09	$17.26	$6.92

$33,308,651	$2,841,013	$10,301,988	$12,977,547	$26,948,244
3,681,382	338,658	1,297,444	761,683	3,834,106
$9.05	$8.39	$7.94	$17.04	$7.03

$44,335,784	$925,721	$11,190,337	$12,317,253	$6,853,722
4,949,354	112,022	1,434,099	762,818	1,093,272
$8.96	$8.26	$7.80	$16.15	$6.27

$22,305,600	$2,813,157	$6,855,639	$34,747,141	$8,836,178
2,476,676	333,678	863,727	2,135,293	1,353,892
$9.01	$8.43	$7.94	$16.27	$6.53
$9.41	$8.80	$8.29	$17.22	$6.91

$14,427,476	$1,161,000	$22,668,723	$10,759,420	$8,018,590
1,539,682	138,778	2,819,313	682,048	1,280,013
$9.37	$8.37	$8.04	$15.78	$6.26

$15,294,852	$99,327	$59,274,339	$6,362,038
1,663,562	12,048	7,363,766	367,290
$9.19	$8.24	$8.05	$17.32

		$527,716
		65,284
		$8.08

$199,878		$242,719
20,242		24,733
$9.87		$9.81

$1,396,158		$1,138,778
141,383		116,030
$9.88		$9.81

The accompanying notes are an integral part of the financial statements.
58

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2026 (Unaudited)

	MML Barings Short-Duration Bond Fund (See Note 1)	MML Barings Inflation- Protected and Income Fund (See Note 1)
Investment income (Note 2):
Dividends (a)	$—	$38,382
Interest (b)	2,988,621	4,078,094
Securities lending net income	3,354	440
Total investment income	2,991,975	4,116,916
Expenses (Note 3):
Investment advisory fees	215,703	394,068
Custody and overdraft fees	11,323	14,986
Retail fund fees	2,971	—
Audit and tax fees	26,616	27,276
Legal fees	1,980	9,440
Proxy fees	1,509	1,503
Accounting & Administration fees	30,640	25,157
Shareholder reporting fees	27,070	27,705
Trustees’ fees	6,133	10,535
Registration and filing fees	76,842	60,005
Transfer agent fees	21,740	1,047
	422,527	571,722
Administration fees:
Class R5	6,985	21,919
Service Class	944	12,018
Administrative Class	17,857	5,753
Class R4	1,383	1,316
Class A	7,674	9,889
Class R3	4,917	1,867
Class Y	20,220	123
Class L	3,953	—
Class C	138	—
Distribution and Service fees:
Class R4	1,728	1,642
Class A	7,674	9,889
Class R3	12,292	4,668
Class L	19,766	—
Class C	1,378	—
Total expenses	529,436	640,806
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(30,604)	(41,808)
Class R5 fees reimbursed by adviser	(15,753)	(13,585)
Service Class fees reimbursed by adviser	(1,063)	(3,607)
Administrative Class fees reimbursed by adviser	(13,404)	(1,154)
Class R4 fees reimbursed by adviser	(1,557)	(398)
Class A fees reimbursed by adviser	(6,927)	(2,383)
Class R3 fees reimbursed by adviser	(5,535)	(561)
Class Y fees reimbursed by adviser	(55,852)	(79)
Class L fees reimbursed by adviser	(17,821)	—
Class C fees reimbursed by adviser	(623)	—
Class M1 fees reimbursed by adviser	—	—
Class M2 investment advisory fees waived	—	—
Net expenses:	380,297	577,231
Net investment income (loss)	2,611,678	3,539,685

**	Commenced operations on February 2, 2026.

The accompanying notes are an integral part of the financial statements.
59

MML Barings Core Bond Fund (See Note 1)	MML Barings Diversified Bond Fund (See Note 1)	MML Barings High Yield Fund (See Note 1)	MassMutual Small Cap Opportunities Fund	MassMutual Global Fund

$—	$6,016	$233,787	$3,180,760	$335,655
21,091,947	1,786,983	18,486,663	99,428	4,281
48,214	6,046	189,312	42,892	3,350
21,140,161	1,799,045	18,909,762	3,323,080	343,286

1,283,551	140,340	1,208,386	1,442,874	547,101
41,105	8,859	29,797	16,189	19,057
—	—	10,211	—	—
30,772	27,575	30,193	25,021	36,192
39,270	4,546	24,947	13,126	4,632
1,479	1,503	1,509	1,509	1,509
46,937	28,944	40,431	16,255	12,783
47,278	22,629	39,377	30,507	23,388
40,850	3,475	23,235	23,701	7,629
67,965	60,143	75,650	62,999	52,792
830	1,047	19,938	1,047	1,047
1,600,037	299,061	1,503,674	1,633,228	706,130

68,688	5,952	19,006	53,932	21,329
43,932	3,631	17,764	9,358	2,404
50,672	4,596	15,522	21,852	47,028
45,320	840	12,450	13,312	7,425
30,726	3,604	8,621	45,927	13,401
14,714	951	23,945	10,753	8,064
4,986	50	18,391	2,968	—
—	—	—	—	—
—	—	—	—	—

56,650	1,051	15,562	16,640	9,281
30,726	3,604	8,621	45,927	13,401
36,784	2,378	59,864	26,882	20,160
—	—	—	—	—
—	—	2,024	—	—
1,983,235	325,718	1,705,444	1,880,779	848,623

(119,707)	(61,504)	(68,353)	—	—
(30,238)	(15,546)	(7,728)	—	—
(9,576)	(4,770)	(3,545)	—	—
(7,408)	(4,001)	(2,114)	—	—
(9,946)	(1,111)	(2,438)	—	—
(5,425)	(3,777)	(1,401)	—	—
(3,231)	(1,220)	(4,782)	—	—
(2,477)	(131)	(15,995)	—	—
—	—	—	—	—
—	—	(81)	—	—
(55)**	—	(81)**	—	—
(422)**	—	(448)**	—	—
1,794,750	233,658	1,598,478	1,880,779	848,623
19,345,411	1,565,387	17,311,284	1,442,301	(505,337)

The accompanying notes are an integral part of the financial statements.
60

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2026 (Unaudited)

	MML Barings Short-Duration Bond Fund (See Note 1)	MML Barings Inflation- Protected and Income Fund (See Note 1)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$(654,089)	$(623,612)
Futures contracts	(229,471)	40,046
Written options	—	—
Swap agreements	—	1,775,130
Foreign currency transactions	—	—
Forward contracts	—	—
Net realized gain (loss)	(883,560)	1,191,564
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(275,027)	(492,237)
Unfunded bank loan commitments	—	—
Futures contracts	(38,400)	342,036
Written options	—	—
Swap agreements	—	(4,138,327)
Translation of assets and liabilities in foreign currencies	(3)	—
Forward contracts	—	—
Net change in unrealized appreciation (depreciation)	(313,430)	(4,288,528)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(1,196,990)	(3,096,964)
Net increase (decrease) in net assets resulting from operations	$1,414,688	$442,721
(a) Net of foreign withholding tax of:	$—	$—
(b) Net of foreign withholding tax of:	$—	$—
* Net of increase (decrease) in accrued foreign capital gains tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.
61

MML Barings Core Bond Fund (See Note 1)	MML Barings Diversified Bond Fund (See Note 1)	MML Barings High Yield Fund (See Note 1)	MassMutual Small Cap Opportunities Fund	MassMutual Global Fund

$(2,234,514)	$(395,924)	$(457,587)	$18,159,935	$13,785,888
1,034,347	175,856	—	—	—
—	14,781	—	—	—
—	—	—	—	—
2,410	(11)	—	(765)	(4,863)
—	187,467	—	—	—
(1,197,757)	(17,831)	(457,587)	18,159,170	13,781,025

(8,753,964)	(485,253)	(10,520,138)	(12,143,965)	(21,509,987) *
—	—	(10,714)	—	—
(2,207,997)	37,177	—	—	—
—	(17,128)	—	—	—
—	—	—	—	—
(3,517)	34	194	—	(6,677)
—	(100,765)	—	—	—
(10,965,478)	(565,935)	(10,530,658)	(12,143,965)	(21,516,664)
(12,163,235)	(583,766)	(10,988,245)	6,015,205	(7,735,639)
$7,182,176	$981,621	$6,323,039	$7,457,506	$(8,240,976)
$—	$—	$—	$2,966	$20,659
$—	$1,219	$—	$—	$—
$—	$—	$—	$—	$343,807

The accompanying notes are an integral part of the financial statements.
62

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MML Barings Short-Duration Bond Fund (See Note 1)
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,611,678	$6,344,707
Net realized gain (loss)	(883,560)	(2,948,455)
Net change in unrealized appreciation (depreciation)	(313,430)	4,619,686
Net increase (decrease) in net assets resulting from operations	1,414,688	8,015,938
Distributions to shareholders (Note 2):
Class I	(634,260)	(2,040,952)
Class R5	(306,046)	(525,166)
Service Class	(19,030)	(63,712)
Administrative Class	(233,850)	(474,074)
Class R4	(26,149)	(155,671)
Class A	(114,525)	(199,566)
Class R3	(86,751)	(189,872)
Class Y	(894,081)	(1,416,635)
Class L	(310,727)	(701,942)
Class C	(10,229)	(21,973)
Class M1	—	—
Class M2	—	—
Total distributions	(2,635,648)	(5,789,563)
Tax return of capital:
Class I	—	(87,550)
Class R5	—	(22,528)
Service Class	—	(2,733)
Administrative Class	—	(20,336)
Class R4	—	(6,678)
Class A	—	(8,560)
Class R3	—	(8,145)
Class Y	—	(60,768)
Class L	—	(30,111)
Class C	—	(943)
Total tax return of capital	—	(248,352)
Net fund share transactions (Note 5):
Class I	1,773,847	(28,004,630)
Class R5	97,858	2,204,687
Service Class	16,426	(1,189,595)
Administrative Class	(1,335,935)	(177,609)
Class R4	113,431	(7,041,346)
Class A	(834,208)	33,046
Class R3	(455,973)	(782,408)
Class Y	13,004,164	(1,863,790)
Class L	(691,253)	(5,688,229)
Class C	369,772	(467,210)
Class M1	—	—
Class M2	—	—
Increase (decrease) in net assets from fund share transactions	12,058,129	(42,977,084)
Total increase (decrease) in net assets	10,837,169	(40,999,061)
Net assets
Beginning of period	116,086,803	157,085,864
End of period	$126,923,972	$116,086,803

(a)	Commenced operations on February 2, 2026.
+
Effective September 15, 2025, the MassMutual Total Return Bond Fund reorganized into the MassMutual Core Bond Fund. Prior to September 15, 2025, information provided reflects MassMutual Core Bond Fund, which was the accounting and performance survivor of the reorganization. Please reference Note 7 “Prior Year Acquisition of MassMutual Total Return Bond Fund” in the Notes to the Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.
63

MML Barings Inflation-Protected and Income Fund (See Note 1)		MML Barings Core Bond Fund (See Note 1)		MML Barings Diversified Bond Fund (See Note 1)
Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025+	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025

$3,539,685	$9,585,802	$19,345,411	$40,498,495	$1,565,387	$4,520,232
1,191,564	1,338,227	(1,197,757)	(32,974,089)	(17,831)	(6,373,148)
(4,288,528)	(4,355,908)	(10,965,478)	18,620,114	(565,935)	5,899,505
442,721	6,568,121	7,182,176	26,144,520	981,621	4,046,589

(2,962,913)	(5,800,593)	(12,187,276)	(27,946,525)	(1,024,638)	(2,008,702)
(877,229)	(1,832,851)	(3,000,373)	(6,078,902)	(254,505)	(1,617,604)
(219,446)	(542,058)	(931,812)	(1,479,641)	(75,844)	(153,302)
(64,476)	(164,573)	(704,192)	(1,420,784)	(62,405)	(132,127)
(19,181)	(59,452)	(910,303)	(592,523)	(16,551)	(58,568)
(112,877)	(281,262)	(486,880)	(1,110,087)	(55,860)	(126,349)
(24,852)	(79,313)	(277,117)	(195,622)	(17,578)	(32,899)
(5,057)	(4,344)	(220,601)	(250,689)	(2,137)	(4,093)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	(1,320) (a)	—	—	—
—	—	(6,784) (a)	—	—	—
(4,286,031)	(8,764,446)	(18,726,658)	(39,074,773)	(1,509,518)	(4,133,644)

—	—	—	—	—	(109,413)
—	—	—	—	—	(88,110)
—	—	—	—	—	(8,350)
—	—	—	—	—	(7,197)
—	—	—	—	—	(3,190)
—	—	—	—	—	(6,882)
—	—	—	—	—	(1,792)
—	—	—	—	—	(223)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	(225,157)

(5,064,647)	(18,543,824)	(1,835,259)	(191,221,111)	(116,361)	(6,021,070)
1,743,015	(4,185,231)	(36,854)	(7,926,709)	18,283	(55,588,779)
(2,300,341)	(2,178,839)	(11,908,995)	10,441,633	(29,145)	17,136
(501,672)	(787,093)	(226,212)	(3,049,640)	(351,341)	(695,991)
339,725	(987,573)	(1,337,492)	26,732,853	136,500	(1,424,902)
(1,066,834)	(7,066)	(2,851,418)	(4,425,073)	(179,674)	(692,995)
(609,112)	169,059	(82,971)	10,619,503	274,616	(188,287)
143,083	19,856	9,291,164	2,037,622	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	203,332 (a)	—	—	—
—	—	1,420,906 (a)	—	—	—
(7,316,783)	(26,500,711)	(7,363,799)	(156,790,922)	(247,122)	(64,594,888)
(11,160,093)	(28,697,036)	(18,908,281)	(169,721,175)	(775,019)	(64,907,100)

215,401,900	244,098,936	865,386,448	1,035,107,623	69,799,112	134,706,212
$204,241,807	$215,401,900	$846,478,167	$865,386,448	$69,024,093	$69,799,112

The accompanying notes are an integral part of the financial statements.
64

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MML Barings High Yield Fund (See Note 1)
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$17,311,284	$28,861,881
Net realized gain (loss)	(457,587)	4,015,824
Net change in unrealized appreciation (depreciation)	(10,530,658)	(1,063,130)
Net increase (decrease) in net assets resulting from operations	6,323,039	31,814,575
Distributions to shareholders (Note 2):
Class I	(11,388,506)	(18,577,551)
Class R5	(1,277,465)	(2,616,681)
Service Class	(587,880)	(1,265,776)
Administrative Class	(337,571)	(750,051)
Class R4	(396,013)	(949,577)
Class A	(217,905)	(433,548)
Class R3	(732,224)	(1,642,025)
Class Y	(2,500,578)	(2,497,187)
Class C	(11,786)	(8,601)
Class M1	(2,270) (a)	—
Class M2	(6,767) (a)	—
Total distributions	(17,458,965)	(28,740,997)
Net fund share transactions (Note 5):
Class I	35,073,377	59,079,000
Class R5	317,649	(1,034,533)
Service Class	(1,294,563)	(477,504)
Administrative Class	523,649	(2,053,223)
Class R4	(2,265,164)	(2,809,397)
Class A	33,311	175,536
Class R3	(1,933,778)	(2,544,349)
Class Y	11,253,719	23,999,641
Class C	322,215	37,832
Class M1	247,295 (a)	—
Class M2	1,157,194 (a)	—
Increase (decrease) in net assets from fund share transactions	43,434,904	74,373,003
Total increase (decrease) in net assets	32,298,978	77,446,581
Net assets
Beginning of period	476,775,916	399,329,335
End of period	$509,074,894	$476,775,916

(a)	Commenced operations on February 2, 2026.

The accompanying notes are an integral part of the financial statements.
65

MassMutual Small Cap Opportunities Fund		MassMutual Global Fund
Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025

$1,442,301	$2,675,103	$(505,337)	$(531,691)
18,159,170	36,671,057	13,781,025	44,130,535
(12,143,965)	(13,371,347)	(21,516,664)	(29,825,597)
7,457,506	25,974,813	(8,240,976)	13,773,247

(27,748,562)	(20,081,798)	(12,233,688)	(6,969,440)
(9,704,502)	(9,093,763)	(12,960,351)	(6,369,324)
(831,213)	(794,038)	(740,886)	(521,414)
(1,307,634)	(1,657,323)	(9,531,348)	(6,153,831)
(1,262,352)	(1,199,731)	(2,386,348)	(1,423,516)
(3,354,122)	(3,407,054)	(3,443,795)	(1,693,982)
(983,294)	(866,595)	(2,484,100)	(1,291,023)
(545,117)	(120,410)	—	—
—	—	—	—
—	—	—	—
—	—	—	—
(45,736,796)	(37,220,712)	(43,780,516)	(24,422,530)

50,414,785	84,881,293	14,294,211	(8,941,318)
3,979,260	(703,978)	(602,864)	(1,391,490)
(2,310,196)	(6,916,485)	(377,885)	(547,630)
(540,667)	(7,099,480)	5,496,273	(11,529,134)
(197,835)	1,053,665	2,264,155	(1,546,667)
262,859	(4,539,539)	1,188,624	(25,830)
1,423,851	763,611	3,206,894	(693,391)
1,815,585	3,756,042	—	—
—	—	—	—
—	—	—	—
—	—	—	—
54,847,642	71,195,129	25,469,408	(24,675,460)
16,568,352	59,949,230	(26,552,084)	(35,324,743)

494,818,869	434,869,639	152,829,530	188,154,273
$511,387,221	$494,818,869	$126,277,446	$152,829,530

The accompanying notes are an integral part of the financial statements.
66

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Barings Short-Duration Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/26[r]	$9.37	$0.20	$(0.08)	$0.12	$(0.22)	$—	$(0.22)	$9.27	1.26%[b]	$27,773	0.69%[a]	0.46%[a]	4.39%[a]
9/30/25	9.24	0.41	0.11	0.52	(0.37)	(0.02)	(0.39)	9.37	5.77%	26,306	0.58%	0.46%	4.41%
9/30/24	8.68	0.38	0.53	0.91	(0.35)	—	(0.35)	9.24	10.69%	53,625	0.59%	0.44%	4.21%
9/30/23	8.67	0.30	0.04aa	0.34	(0.33)	(0.00)[d]	(0.33)	8.68	3.96%	77,614	0.70%	0.46%	3.47%
9/30/22	10.10	0.20	(1.19)	(0.99)	(0.44)	—	(0.44)	8.67	(10.11%)	131,484	0.40%	0.39%	2.08%
9/30/21	10.09	0.24	0.22	0.46	(0.45)	—	(0.45)	10.10	4.69%	211,826	0.44%	N/A	2.41%
Class R5
3/31/26[r]	$9.42	$0.20	$(0.10)	$0.10	$(0.20)	$—	$(0.20)	$9.32	1.12%[b]	$13,907	0.79%[a]	0.56%[a]	4.29%[a]
9/30/25	9.29	0.40	0.11	0.51	(0.36)	(0.02)	(0.38)	9.42	5.66%	13,949	0.68%	0.56%	4.35%
9/30/24	8.72	0.36	0.55	0.91	(0.34)	—	(0.34)	9.29	10.60%	11,547	0.69%	0.61%	4.03%
9/30/23	8.70	0.27	0.05aa	0.32	(0.30)	(0.00)[d]	(0.30)	8.72	3.71%	11,359	0.82%	N/A	3.09%
9/30/22	10.13	0.19	(1.20)	(1.01)	(0.42)	—	(0.42)	8.70	(10.26%)	30,546	0.50%	N/A	1.95%
9/30/21	10.12	0.24	0.21	0.45	(0.44)	—	(0.44)	10.13	4.56%	66,938	0.54%	N/A	2.34%
Service Class
3/31/26[r]	$9.34	$0.20	$(0.09)	$0.11	$(0.19)	$—	$(0.19)	$9.26	1.15%[b]	$954	0.89%[a]	0.66%[a]	4.19%[a]
9/30/25	9.22	0.39	0.10	0.49	(0.35)	(0.02)	(0.37)	9.34	5.45%	946	0.78%	0.66%	4.19%
9/30/24	8.65	0.35	0.55	0.90	(0.33)	—	(0.33)	9.22	10.55%	2,117	0.79%	0.71%	3.98%
9/30/23	8.65	0.26	0.03aa	0.29	(0.29)	(0.00)[d]	(0.29)	8.65	3.37%	3,437	0.91%	N/A	3.02%
9/30/22	10.06	0.17	(1.18)	(1.01)	(0.40)	—	(0.40)	8.65	(10.30%)	2,981	0.62%	N/A	1.82%
9/30/21	10.04	0.23	0.21	0.44	(0.42)	—	(0.42)	10.06	4.51%	16,282	0.64%	N/A	2.25%

	Six Months Ended March 31, 2026[b,r]	Year Ended September 30
		2025	2024	2023	2022	2021
Portfolio turnover rate	37%	47%	34%	16%	20%	72%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period December 13, 2021 (commencement of operations) through September 30, 2022.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
67

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/26[r]	$9.32	$0.19	$(0.09)	$0.10	$(0.18)	$—	$(0.18)	$9.24	1.10%[b]	$10,688	0.99%[a]	0.76%[a]	4.09%[a]
9/30/25	9.19	0.38	0.11	0.49	(0.34)	(0.02)	(0.36)	9.32	5.46%	12,124	0.88%	0.76%	4.14%
9/30/24	8.63	0.34	0.54	0.88	(0.32)	—	(0.32)	9.19	10.33%	12,116	0.89%	0.81%	3.86%
9/30/23	8.62	0.25	0.04aa	0.29	(0.28)	(0.00)[d]	(0.28)	8.63	3.39%	11,719	1.01%	N/A	2.96%
9/30/22	10.01	0.17	(1.18)	(1.01)	(0.38)	—	(0.38)	8.62	(10.38%)	10,582	0.70%	N/A	1.78%
9/30/21	10.00	0.21	0.22	0.43	(0.42)	—	(0.42)	10.01	4.40%	16,920	0.74%	N/A	2.16%
Class R4
3/31/26[r]	$9.38	$0.18	$(0.08)	$0.10	$(0.18)	$—	$(0.18)	$9.30	1.03%[b]	$1,471	1.14%[a]	0.91%[a]	3.94%[a]
9/30/25	9.26	0.36	0.11	0.47	(0.33)	(0.02)	(0.35)	9.38	5.17%	1,369	1.03%	0.91%	3.89%
9/30/24	8.69	0.34	0.54	0.88	(0.31)	—	(0.31)	9.26	10.24%	8,391	1.04%	0.93%	3.75%
9/30/23	8.69	0.23	0.04aa	0.27	(0.27)	(0.00)[d]	(0.27)	8.69	3.11%	3,225	1.16%	N/A	2.63%
9/30/22	10.07	0.15	(1.18)	(1.03)	(0.35)	—	(0.35)	8.69	(10.46%)	8,688	0.85%	N/A	1.63%
9/30/21	10.05	0.20	0.22	0.42	(0.40)	—	(0.40)	10.07	4.30%	11,743	0.89%	N/A	1.97%
Class A
3/31/26[r]	$9.28	$0.18	$(0.10)	$0.08	$(0.17)	$—	$(0.17)	$9.19	0.89%[b]	$5,198	1.19%[a]	0.96%[a]	3.89%[a]
9/30/25	9.15	0.36	0.11	0.47	(0.32)	(0.02)	(0.34)	9.28	5.26%	6,076	1.08%	0.96%	3.94%
9/30/24	8.59	0.32	0.54	0.86	(0.30)	—	(0.30)	9.15	10.12%	5,960	1.11%	1.02%	3.63%
9/30/23	8.58	0.23	0.03aa	0.26	(0.25)	(0.00)[d]	(0.25)	8.59	3.13%	6,055	1.26%	N/A	2.65%
9/30/22	9.93	0.14	(1.18)	(1.04)	(0.31)	—	(0.31)	8.58	(10.63%)	7,588	0.95%	N/A	1.44%
9/30/21	9.92	0.19	0.21	0.40	(0.39)	—	(0.39)	9.93	4.15%	36,186	0.99%	N/A	1.90%
Class R3
3/31/26[r]	$9.31	$0.17	$(0.10)	$0.07	$(0.16)	$—	$(0.16)	$9.22	0.79%[b]	$4,222	1.39%[a]	1.16%[a]	3.69%[a]
9/30/25	9.18	0.35	0.10	0.45	(0.30)	(0.02)	(0.32)	9.31	5.05%	4,716	1.28%	1.16%	3.77%
9/30/24	8.62	0.30	0.54	0.84	(0.28)	—	(0.28)	9.18	9.90%	5,406	1.29%	1.21%	3.44%
9/30/23	8.61	0.21	0.04aa	0.25	(0.24)	(0.00)[d]	(0.24)	8.62	2.98%	6,742	1.41%	N/A	2.49%
9/30/22	9.99	0.13	(1.19)	(1.06)	(0.32)	—	(0.32)	8.61	(10.80%)	7,665	1.10%	N/A	1.37%
9/30/21	9.98	0.17	0.22	0.39	(0.38)	—	(0.38)	9.99	4.04%	11,652	1.14%	N/A	1.70%
Class Y
3/31/26[r]	$9.38	$0.20	$(0.08)	$0.12	$(0.21)	$—	$(0.21)	$9.29	1.25%[b]	$46,695	0.79%[a]	0.51%[a]	4.35%[a]
9/30/25	9.25	0.41	0.11	0.52	(0.37)	(0.02)	(0.39)	9.38	5.72%	34,122	0.68%	0.51%	4.38%
9/30/24	8.69	0.37	0.54	0.91	(0.35)	—	(0.35)	9.25	10.65%	35,519	0.69%	0.47%	4.19%
9/30/23	8.68	0.30	0.04aa	0.34	(0.33)	(0.00)[d]	(0.33)	8.69	3.96%	46,025	0.81%	0.46%	3.43%
9/30/22[g]	9.86	0.15	(1.09)	(0.94)	(0.24)	—	(0.24)	8.68	(9.66%)[b]	222,385	0.48%[a]	0.40%[a]	2.05%[a]
Class L
3/31/26[r]	$9.34	$0.19	$(0.09)	$0.10	$(0.18)	$—	$(0.18)	$9.26	1.10%[b]	$15,344	0.99%[a]	0.76%[a]	4.09%[a]
9/30/25	9.21	0.38	0.11	0.49	(0.34)	(0.02)	(0.36)	9.34	5.46%	16,171	0.88%	0.76%	4.12%
9/30/24	8.65	0.35	0.53	0.88	(0.32)	—	(0.32)	9.21	10.41%	21,638	0.89%	0.72%	3.92%
9/30/23	8.64	0.28	0.03aa	0.31	(0.30)	(0.00)[d]	(0.30)	8.65	3.70%	45,936	1.00%	0.71%	3.22%
9/30/22[g]	9.82	0.14	(1.10)	(0.96)	(0.22)	—	(0.22)	8.64	(9.87%)[b]	76,609	0.69%[a]	0.65%[a]	1.86%[a]
Class C
3/31/26[r]	$9.42	$0.18	$(0.09)	$0.09	$(0.17)	$—	$(0.17)	$9.34	0.99%[b]	$671	1.24%[a]	1.01%[a]	3.87%[a]
9/30/25	9.29	0.36	0.11	0.47	(0.32)	(0.02)	(0.34)	9.42	5.18%	306	1.13%	1.01%	3.86%
9/30/24	8.72	0.33	0.55	0.88	(0.31)	—	(0.31)	9.29	10.20%	767	1.14%	0.97%	3.68%
9/30/23	8.71	0.26	0.04aa	0.30	(0.29)	(0.00)[d]	(0.29)	8.72	3.44%	871	1.26%	0.96%	2.95%
9/30/22[g]	9.90	0.12	(1.11)	(0.99)	(0.20)	—	(0.20)	8.71	(10.07%)[b]	1,097	0.94%[a]	0.90%[a]	1.64%[a]

The accompanying notes are an integral part of the financial statements.
68

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Barings Inflation-Protected and Income Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p,q]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p,q]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j,q]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Class I
3/31/26[r]	$9.47	$0.16	$(0.13)	$0.03	$(0.20)	$—	$(0.20)	$9.30	0.34%[b]	$134,651	0.55%[a]	N/A	0.49%[a]	3.49%[a]
9/30/25	9.53	0.41	(0.09)	0.32	(0.38)	—	(0.38)	9.47	3.41%	142,357	0.53%	N/A	0.49%	4.36%
9/30/24	9.15	0.43	0.53	0.96	(0.58)	—	(0.58)	9.53	10.91%	162,467	0.53%	N/A	0.51%	4.63%
9/30/23	9.35	0.35	(0.19)	0.16	(0.36)	—	(0.36)	9.15	1.67%	168,966	0.51%	N/A	N/A	3.74%
9/30/22	11.46	0.27	(1.57)	(1.30)	(0.20)	(0.61)	(0.81)	9.35	(12.28%)	169,362	0.47%	N/A	N/A	2.60%
9/30/21	11.40	0.19	0.48	0.67	(0.12)	(0.49)	(0.61)	11.46	6.12%	187,579	0.47%	0.47%[n]	0.47%[n]	1.73%
Class R5
3/31/26[r]	$9.48	$0.16	$(0.14)	$0.02	$(0.19)	$—	$(0.19)	$9.31	0.18%[b]	$44,317	0.65%[a]	N/A	0.59%[a]	3.37%[a]
9/30/25	9.54	0.40	(0.09)	0.31	(0.37)	—	(0.37)	9.48	3.31%	43,363	0.63%	N/A	0.59%	4.27%
9/30/24	9.15	0.42	0.54	0.96	(0.57)	—	(0.57)	9.54	10.89%	47,912	0.63%	N/A	0.61%	4.52%
9/30/23	9.35	0.34	(0.19)	0.15	(0.35)	—	(0.35)	9.15	1.56%	49,635	0.61%	N/A	N/A	3.63%
9/30/22	11.47	0.25	(1.57)	(1.32)	(0.19)	(0.61)	(0.80)	9.35	(12.44%)	66,136	0.57%	N/A	N/A	2.40%
9/30/21	11.41	0.18	0.48	0.66	(0.11)	(0.49)	(0.60)	11.47	6.01%	93,318	0.57%	0.57%[n]	0.57%[n]	1.63%
Service Class
3/31/26[r]	$9.45	$0.15	$(0.13)	$0.02	$(0.17)	$—	$(0.17)	$9.30	0.22%[b]	$11,145	0.75%[a]	N/A	0.69%[a]	3.27%[a]
9/30/25	9.51	0.39	(0.09)	0.30	(0.36)	—	(0.36)	9.45	3.20%	13,641	0.73%	N/A	0.69%	4.15%
9/30/24	9.12	0.41	0.54	0.95	(0.56)	—	(0.56)	9.51	10.74%	15,952	0.72%	N/A	0.71%	4.44%
9/30/23	9.31	0.32	(0.17)	0.15	(0.34)	—	(0.34)	9.12	1.55%	21,436	0.71%	N/A	N/A	3.48%
9/30/22	11.42	0.23	(1.55)	(1.32)	(0.18)	(0.61)	(0.79)	9.31	(12.51%)	31,069	0.67%	N/A	N/A	2.19%
9/30/21	11.37	0.17	0.47	0.64	(0.10)	(0.49)	(0.59)	11.42	5.84%	55,836	0.67%	0.67%[n]	0.67%[n]	1.53%

	Six Months Ended March 31, 2026[b,r]	Year Ended September 30
		2025	2024	2023	2022	2021
Portfolio turnover rate	48%	63%	78%	80%	77%	100%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
p
Interest expense incurred as a result of entering into reverse repurchase agreements and Treasury roll transactions is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements and Treasury roll transactions is included in interest income in the Statements of Operations.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
69

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p,q]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p,q]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j,q]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Administrative Class
3/31/26[r]	$9.59	$0.15	$(0.14)	$0.01	$(0.16)	$—	$(0.16)	$9.44	0.09%[b]	$3,556	0.85%[a]	N/A	0.79%[a]	3.17%[a]
9/30/25	9.65	0.39	(0.10)	0.29	(0.35)	—	(0.35)	9.59	3.11%	4,117	0.83%	N/A	0.79%	4.07%
9/30/24	9.24	0.40	0.56	0.96	(0.55)	—	(0.55)	9.65	10.76%	4,953	0.82%	N/A	0.81%	4.32%
9/30/23	9.43	0.33	(0.19)	0.14	(0.33)	—	(0.33)	9.24	1.40%	6,883	0.81%	N/A	N/A	3.45%
9/30/22	11.55	0.23	(1.58)	(1.35)	(0.16)	(0.61)	(0.77)	9.43	(12.59%)	7,759	0.77%	N/A	N/A	2.15%
9/30/21	11.49	0.16	0.48	0.64	(0.09)	(0.49)	(0.58)	11.55	5.74%	14,073	0.77%	0.77%[n]	0.77%[n]	1.42%
Class R4
3/31/26[r]	$9.24	$0.14	$(0.13)	$0.01	$(0.14)	$—	$(0.14)	$9.11	0.05%[b]	$1,429	1.00%[a]	N/A	0.94%[a]	2.96%[a]
9/30/25	9.30	0.36	(0.10)	0.26	(0.32)	—	(0.32)	9.24	2.93%	1,107	0.98%	N/A	0.94%	3.89%
9/30/24	8.88	0.38	0.53	0.91	(0.49)	—	(0.49)	9.30	10.55%	2,120	0.97%	N/A	0.96%	4.19%
9/30/23	9.08	0.30	(0.18)	0.12	(0.32)	—	(0.32)	8.88	1.24%	3,557	0.96%	N/A	N/A	3.26%
9/30/22	11.16	0.22	(1.54)	(1.32)	(0.15)	(0.61)	(0.76)	9.08	(12.75%)	4,316	0.92%	N/A	N/A	2.10%
9/30/21	11.12	0.14	0.47	0.61	(0.08)	(0.49)	(0.57)	11.16	5.65%	5,234	0.92%	0.92%[n]	0.92%[n]	1.31%
Class A
3/31/26[r]	$9.33	$0.13	$(0.13)	$0.00[d]	$(0.13)	$—	$(0.13)	$9.20	0.02%[b]	$7,117	1.05%[a]	N/A	0.99%[a]	2.97%[a]
9/30/25	9.39	0.36	(0.10)	0.26	(0.32)	—	(0.32)	9.33	2.89%	8,296	1.03%	N/A	0.99%	3.89%
9/30/24	8.98	0.37	0.53	0.90	(0.49)	—	(0.49)	9.39	10.38%	8,349	1.04%	N/A	1.03%	4.10%
9/30/23	9.17	0.29	(0.18)	0.11	(0.30)	—	(0.30)	8.98	1.15%	7,905	1.06%	N/A	N/A	3.17%
9/30/22	11.23	0.20	(1.54)	(1.34)	(0.11)	(0.61)	(0.72)	9.17	(12.81%)	8,860	1.02%	N/A	N/A	1.94%
9/30/21	11.19	0.12	0.48	0.60	(0.07)	(0.49)	(0.56)	11.23	5.54%	13,244	1.02%	1.02%[n]	1.02%[n]	1.12%
Class R3
3/31/26[r]	$9.27	$0.13	$(0.14)	$(0.01)	$(0.12)	$—	$(0.12)	$9.14	(0.09%)[b]	$1,766	1.25%[a]	N/A	1.19%[a]	2.78%[a]
9/30/25	9.33	0.34	(0.10)	0.24	(0.30)	—	(0.30)	9.27	2.68%	2,400	1.23%	N/A	1.19%	3.67%
9/30/24	8.91	0.36	0.53	0.89	(0.47)	—	(0.47)	9.33	10.28%	2,243	1.23%	N/A	1.21%	3.92%
9/30/23	9.09	0.27	(0.17)	0.10	(0.28)	—	(0.28)	8.91	1.07%	2,103	1.21%	N/A	N/A	3.01%
9/30/22	11.17	0.19	(1.54)	(1.35)	(0.12)	(0.61)	(0.73)	9.09	(12.98%)	2,414	1.17%	N/A	N/A	1.89%
9/30/21	11.12	0.11	0.47	0.58	(0.04)	(0.49)	(0.53)	11.17	5.40%	2,940	1.17%	1.17%[n]	1.17%[n]	1.02%
Class Y
3/31/26[r]	$9.49	$0.16	$(0.14)	$0.02	$(0.19)	$—	$(0.19)	$9.32	0.23%[b]	$260	0.65%[a]	N/A	0.59%[a]	3.37%[a]
9/30/25	9.55	0.40	(0.09)	0.31	(0.37)	—	(0.37)	9.49	3.31%	122	0.63%	N/A	0.59%	4.28%
9/30/24	9.16	0.42	0.54	0.96	(0.57)	—	(0.57)	9.55	10.84%	103	0.63%	N/A	0.61%	4.53%
9/30/23[g]	9.33	0.26	(0.43)	(0.17)	—	—	—	9.16	(1.82%)[b]	98	0.61%[a]	N/A	N/A	4.16%[a]

The accompanying notes are an integral part of the financial statements.
70

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Barings Core Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/26[r]	$9.28	$0.21	$(0.13)	$0.08	$(0.21)	$—	$(0.21)	$9.15	0.82%[b]	$547,053	0.37%[a]	0.33%[a]	4.61%[a]
9/30/25	9.30	0.44	(0.03)	0.41	(0.43)	—	(0.43)	9.28	4.56%	556,398	0.43%	0.37%	4.83%
9/30/24	8.84	0.43	0.76	1.19	(0.73)	—	(0.73)	9.30	14.13%	758,457	0.45%	0.43%	4.85%
9/30/23	9.10	0.41	(0.32)	0.09	(0.35)	—	(0.35)	8.84	0.92%	492,575	0.45%	N/A	4.53%
9/30/22	11.33	0.27	(2.07)	(1.80)	(0.26)	(0.17)	(0.43)	9.10	(16.47%)	485,216	0.42%	N/A	2.62%
9/30/21	11.64	0.27	0.11	0.38	(0.43)	(0.26)	(0.69)	11.33	3.31%	679,036	0.42%	N/A	2.39%
Class R5
3/31/26[r]	$9.32	$0.21	$(0.14)	$0.07	$(0.20)	$—	$(0.20)	$9.19	0.77%[b]	$134,250	0.47%[a]	0.43%[a]	4.51%[a]
9/30/25	9.34	0.43	(0.03)	0.40	(0.42)	—	(0.42)	9.32	4.46%	136,179	0.53%	0.47%	4.77%
9/30/24	8.88	0.43	0.75	1.18	(0.72)	—	(0.72)	9.34	13.93%	145,071	0.55%	0.53%	4.75%
9/30/23	9.13	0.40	(0.31)	0.09	(0.34)	—	(0.34)	8.88	0.91%	92,389	0.55%	N/A	4.41%
9/30/22	11.37	0.25	(2.07)	(1.82)	(0.25)	(0.17)	(0.42)	9.13	(16.60%)	135,050	0.52%	N/A	2.43%
9/30/21	11.68	0.26	0.11	0.37	(0.42)	(0.26)	(0.68)	11.37	3.19%	306,648	0.52%	N/A	2.29%
Service Class
3/31/26[r]	$9.27	$0.20	$(0.13)	$0.07	$(0.20)	$—	$(0.20)	$9.14	0.71%[b]	$33,907	0.57%[a]	0.53%[a]	4.38%[a]
9/30/25	9.29	0.42	(0.03)	0.39	(0.41)	—	(0.41)	9.27	4.36%	46,202	0.63%	0.57%	4.66%
9/30/24	8.82	0.42	0.76	1.18	(0.71)	—	(0.71)	9.29	13.95%	36,028	0.65%	0.63%	4.66%
9/30/23	9.07	0.39	(0.31)	0.08	(0.33)	—	(0.33)	8.82	0.81%	29,605	0.65%	N/A	4.31%
9/30/22	11.30	0.25	(2.07)	(1.82)	(0.24)	(0.17)	(0.41)	9.07	(16.72%)	36,797	0.62%	N/A	2.40%
9/30/21	11.60	0.25	0.10	0.35	(0.39)	(0.26)	(0.65)	11.30	3.11%	58,047	0.62%	N/A	2.19%

	Six Months Ended March 31, 2026[b,r]	Year Ended September 30
		2025	2024	2023	2022	2021
Portfolio turnover rate	57%	149%	248%	206%	239%	256%
Portfolio turnover excluding TBA transactions	37%	75%	96%	42%	53%	88%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
h	For the period February 2, 2026 (commencement of operations) through March 31, 2026.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
71

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/26[r]	$9.17	$0.20	$(0.13)	$0.07	$(0.19)	$—	$(0.19)	$9.05	0.76%[b]	$33,309	0.67%[a]	0.63%[a]	4.31%[a]
9/30/25	9.20	0.41	(0.04)	0.37	(0.40)	—	(0.40)	9.17	4.14%	33,971	0.73%	0.67%	4.56%
9/30/24	8.74	0.40	0.76	1.16	(0.70)	—	(0.70)	9.20	13.82%	37,304	0.75%	0.73%	4.55%
9/30/23	8.99	0.38	(0.31)	0.07	(0.32)	—	(0.32)	8.74	0.70%	30,750	0.75%	N/A	4.22%
9/30/22	11.19	0.24	(2.05)	(1.81)	(0.22)	(0.17)	(0.39)	8.99	(16.75%)	35,207	0.72%	N/A	2.30%
9/30/21	11.51	0.24	0.10	0.34	(0.40)	(0.26)	(0.66)	11.19	2.97%	55,178	0.72%	N/A	2.11%
Class R4
3/31/26[r]	$9.08	$0.19	$(0.13)	$0.06	$(0.18)	$—	$(0.18)	$8.96	0.67%[b]	$44,336	0.82%[a]	0.78%[a]	4.16%[a]
9/30/25	9.10	0.39	(0.03)	0.36	(0.38)	—	(0.38)	9.08	4.09%	46,273	0.88%	0.82%	4.38%
9/30/24	8.62	0.37	0.76	1.13	(0.65)	—	(0.65)	9.10	13.63%	19,865	0.90%	0.88%	4.35%
9/30/23	8.84	0.36	(0.30)	0.06	(0.28)	—	(0.28)	8.62	0.57%	1,420	0.90%	N/A	4.05%
9/30/22	11.01	0.20	(2.00)	(1.80)	(0.20)	(0.17)	(0.37)	8.84	(16.92%)	2,295	0.87%	N/A	1.99%
9/30/21	11.33	0.21	0.10	0.31	(0.37)	(0.26)	(0.63)	11.01	2.82%	8,557	0.87%	N/A	1.95%
Class A
3/31/26[r]	$9.13	$0.19	$(0.13)	$0.06	$(0.18)	$—	$(0.18)	$9.01	0.65%[b]	$22,306	0.87%[a]	0.83%[a]	4.10%[a]
9/30/25	9.15	0.39	(0.03)	0.36	(0.38)	—	(0.38)	9.13	4.04%	25,457	0.94%	0.87%	4.37%
9/30/24	8.66	0.38	0.75	1.13	(0.64)	—	(0.64)	9.15	13.57%	30,138	0.97%	0.95%	4.34%
9/30/23	8.91	0.35	(0.31)	0.04	(0.29)	—	(0.29)	8.66	0.34%	21,761	1.00%	N/A	3.97%
9/30/22	11.09	0.20	(2.01)	(1.81)	(0.20)	(0.17)	(0.37)	8.91	(16.91%)	23,746	0.97%	N/A	1.97%
9/30/21	11.40	0.21	0.09	0.30	(0.35)	(0.26)	(0.61)	11.09	2.70%	57,351	0.97%	N/A	1.83%
Class R3
3/31/26[r]	$9.50	$0.19	$(0.14)	$0.05	$(0.18)	$—	$(0.18)	$9.37	0.50%[b]	$14,427	1.07%[a]	1.03%[a]	3.91%[a]
9/30/25	9.52	0.38	(0.03)	0.35	(0.37)	—	(0.37)	9.50	3.85%	14,709	1.13%	1.07%	4.16%
9/30/24	8.94	0.35	0.86	1.21	(0.63)	—	(0.63)	9.52	14.06%	4,126	1.15%	1.13%	4.06%
9/30/23	9.18	0.35	(0.32)	0.03	(0.27)	—	(0.27)	8.94	0.23%	169	1.15%	N/A	3.81%
9/30/22	11.34	0.20	(2.09)	(1.89)	(0.10)	(0.17)	(0.27)	9.18	(17.05%)	177	1.12%	N/A	1.88%
9/30/21	11.63	0.19	0.10	0.29	(0.32)	(0.26)	(0.58)	11.34	2.54%	352	1.12%	N/A	1.70%
Class Y
3/31/26[r]	$9.32	$0.21	$(0.14)	$0.07	$(0.20)	$—	$(0.20)	$9.19	0.77%[b]	$15,295	0.48%[a]	0.43%[a]	4.58%[a]
9/30/25	9.34	0.44	(0.04)	0.40	(0.42)	—	(0.42)	9.32	4.46%	6,197	0.53%	0.47%	4.79%
9/30/24	8.87	0.44	0.75	1.19	(0.72)	—	(0.72)	9.34	14.03%	4,119	0.55%	0.53%	4.78%
9/30/23[g]	9.33	0.28	(0.74)	(0.46)	—	—	—	8.87	(4.93%)[b]	95	0.55%[a]	N/A	4.59%[a]
Class M1
3/31/26[r,h]	$10.00	$0.08	$(0.14)	$(0.06)	$(0.07)	$—	$(0.07)	$9.87	(0.47%)[b]	$200	0.39%[a]	0.19%[a]	5.02%[a]
Class M2
3/31/26[r,h]	$10.00	$0.08	$(0.12)	$(0.04)	$(0.08)	$—	$(0.08)	$9.88	(0.35%)[b]	$1,396	0.40%[a]	0.10%[a]	5.17%[a]

The accompanying notes are an integral part of the financial statements.
72

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Barings Diversified Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/26[r]	$9.20	$0.21	$(0.08)	$0.13	$(0.20)	$—	$—	$(0.20)	$9.13	1.43%[b]	$46,369	0.85%[a]	0.59%[a]	4.54%[a]
9/30/25	9.10	0.42	0.09aa	0.51	(0.39)	—	(0.02)	(0.41)	9.20	5.77%	46,834	0.72%	0.59%	4.70%
9/30/24	8.68	0.43	0.74	1.17	(0.75)	—	—	(0.75)	9.10	14.13%	52,500	0.66%	0.64%	4.85%
9/30/23	8.93	0.41	(0.30)	0.11	(0.36)	—	—	(0.36)	8.68	1.13%	76,296	0.61%	N/A	4.65%
9/30/22	11.33	0.31	(2.27)	(1.96)	(0.30)	(0.14)	—	(0.44)	8.93	(18.00%)	75,455	0.54%	N/A	3.07%
9/30/21	11.51	0.32	0.33	0.65	(0.46)	(0.37)	—	(0.83)	11.33	5.89%	111,411	0.52%	N/A	2.85%
Class R5
3/31/26[r]	$8.30	$0.18	$(0.06)	$0.12	$(0.18)	$—	$—	$(0.18)	$8.24	1.41%[b]	$11,185	0.95%[a]	0.69%[a]	4.44%[a]
9/30/25	8.21	0.37	0.08aa	0.45	(0.34)	—	(0.02)	(0.36)	8.30	5.66%	11,257	0.82%	0.69%	4.60%
9/30/24	7.87	0.38	0.67	1.05	(0.71)	—	—	(0.71)	8.21	14.03%	67,568	0.76%	0.74%	4.75%
9/30/23	8.13	0.37	(0.28)	0.09	(0.35)	—	—	(0.35)	7.87	1.00%	61,990	0.71%	N/A	4.55%
9/30/22	10.35	0.28	(2.07)	(1.79)	(0.29)	(0.14)	—	(0.43)	8.13	(18.05%)	57,774	0.64%	N/A	2.99%
9/30/21	10.58	0.28	0.31	0.59	(0.45)	(0.37)	—	(0.82)	10.35	5.79%	80,079	0.62%	N/A	2.75%
Service Class
3/31/26[r]	$8.46	$0.18	$(0.06)	$0.12	$(0.18)	$—	$—	$(0.18)	$8.40	1.38%[b]	$3,630	1.05%[a]	0.79%[a]	4.34%[a]
9/30/25	8.37	0.37	0.08aa	0.45	(0.34)	—	(0.02)	(0.36)	8.46	5.53%	3,687	0.92%	0.79%	4.50%
9/30/24	8.00	0.38	0.69	1.07	(0.70)	—	—	(0.70)	8.37	14.09%	3,629	0.86%	0.84%	4.65%
9/30/23	8.27	0.37	(0.30)	0.07	(0.34)	—	—	(0.34)	8.00	0.73%	3,836	0.81%	N/A	4.44%
9/30/22	10.51	0.27	(2.10)	(1.83)	(0.27)	(0.14)	—	(0.41)	8.27	(18.11%)	4,963	0.74%	N/A	2.81%
9/30/21	10.73	0.28	0.31	0.59	(0.44)	(0.37)	—	(0.81)	10.51	5.71%	11,853	0.72%	N/A	2.66%

	Six Months Ended March 31, 2026[b,r]	Year Ended September 30
		2025	2024	2023	2022	2021
Portfolio turnover rate	107%	265%	153%	107%	198%	192%
Portfolio turnover excluding TBA transactions	66%	182%	64%	35%	62%	72%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
73

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/26[r]	$8.45	$0.18	$(0.07)	$0.11	$(0.17)	$—	$—	$(0.17)	$8.39	1.33%[b]	$2,841	1.15%[a]	0.89%[a]	4.23%[a]
9/30/25	8.36	0.36	0.08aa	0.44	(0.33)	—	(0.02)	(0.35)	8.45	5.43%	3,213	1.02%	0.89%	4.39%
9/30/24	7.99	0.37	0.68	1.05	(0.68)	—	—	(0.68)	8.36	13.87%	3,901	0.96%	0.94%	4.54%
9/30/23	8.25	0.35	(0.28)	0.07	(0.33)	—	—	(0.33)	7.99	0.76%	4,797	0.91%	N/A	4.31%
9/30/22	10.49	0.26	(2.10)	(1.84)	(0.26)	(0.14)	—	(0.40)	8.25	(18.21%)	8,149	0.84%	N/A	2.76%
9/30/21	10.71	0.27	0.30	0.57	(0.42)	(0.37)	—	(0.79)	10.49	5.52%	12,621	0.82%	N/A	2.57%
Class R4
3/31/26[r]	$8.33	$0.17	$(0.08)	$0.09	$(0.16)	$—	$—	$(0.16)	$8.26	1.12%[b]	$926	1.30%[a]	1.04%[a]	4.10%[a]
9/30/25	8.24	0.34	0.08aa	0.42	(0.31)	—	(0.02)	(0.33)	8.33	5.28%	797	1.17%	1.04%	4.23%
9/30/24	7.86	0.35	0.69	1.04	(0.66)	—	—	(0.66)	8.24	13.84%	2,254	1.11%	1.09%	4.39%
9/30/23	8.12	0.34	(0.28)	0.06	(0.32)	—	—	(0.32)	7.86	0.64%	4,395	1.06%	N/A	4.20%
9/30/22	10.33	0.25	(2.08)	(1.83)	(0.24)	(0.14)	—	(0.38)	8.12	(18.37%)	3,754	0.99%	N/A	2.63%
9/30/21	10.57	0.25	0.29	0.54	(0.41)	(0.37)	—	(0.78)	10.33	5.35%	5,253	0.97%	N/A	2.42%
Class A
3/31/26[r]	$8.49	$0.17	$(0.07)	$0.10	$(0.16)	$—	$—	$(0.16)	$8.43	1.23%[b]	$2,813	1.35%[a]	1.09%[a]	4.04%[a]
9/30/25	8.41	0.35	0.06aa	0.41	(0.31)	—	(0.02)	(0.33)	8.49	5.09%	3,014	1.22%	1.09%	4.21%
9/30/24	8.01	0.35	0.70	1.05	(0.65)	—	—	(0.65)	8.41	13.69%	3,673	1.18%	1.16%	4.32%
9/30/23	8.26	0.34	(0.29)	0.05	(0.30)	—	—	(0.30)	8.01	0.54%	4,468	1.16%	N/A	4.09%
9/30/22	10.49	0.24	(2.10)	(1.86)	(0.23)	(0.14)	—	(0.37)	8.26	(18.40%)	5,106	1.09%	N/A	2.46%
9/30/21	10.69	0.24	0.30	0.54	(0.37)	(0.37)	—	(0.74)	10.49	5.23%	9,381	1.07%	N/A	2.33%
Class R3
3/31/26[r]	$8.43	$0.16	$(0.07)	$0.09	$(0.15)	$—	$—	$(0.15)	$8.37	1.12%[b]	$1,161	1.55%[a]	1.29%[a]	3.86%[a]
9/30/25	8.34	0.33	0.07aa	0.40	(0.29)	—	(0.02)	(0.31)	8.43	5.01%	898	1.42%	1.29%	4.00%
9/30/24	7.93	0.33	0.69	1.02	(0.61)	—	—	(0.61)	8.34	13.50%	1,082	1.36%	1.34%	4.14%
9/30/23	8.20	0.32	(0.29)	0.03	(0.30)	—	—	(0.30)	7.93	0.29%	1,106	1.31%	N/A	3.94%
9/30/22	10.30	0.22	(2.08)	(1.86)	(0.10)	(0.14)	—	(0.24)	8.20	(18.45%)	1,347	1.24%	N/A	2.35%
9/30/21	10.53	0.22	0.30	0.52	(0.38)	(0.37)	—	(0.75)	10.30	5.14%	3,255	1.22%	N/A	2.16%
Class Y
3/31/26[r]	$8.31	$0.18	$(0.07)	$0.11	$(0.18)	$—	$—	$(0.18)	$8.24	1.29%[b]	$99	0.95%[a]	0.69%[a]	4.44%[a]
9/30/25	8.22	0.37	0.08aa	0.45	(0.34)	—	(0.02)	(0.36)	8.31	5.66%	100	0.82%	0.69%	4.60%
9/30/24	7.87	0.38	0.67	1.05	(0.70)	—	—	(0.70)	8.22	14.11%	99	0.76%	0.74%	4.75%
9/30/23[g]	8.30	0.25	(0.68)	(0.43)	—	—	—	—	7.87	(5.18%)[b]	95	0.71%[a]	N/A	4.63%[a]

The accompanying notes are an integral part of the financial statements.
74

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Barings High Yield Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/26[r]	$8.19	$0.27	$(0.16)	$0.11	$(0.28)	$(0.28)	$8.02	1.30%[b]	$342,521	0.58%[a]	0.54%[a]	6.77%[a]
9/30/25	8.16	0.57	0.03	0.60	(0.57)	(0.57)	8.19	7.66%	314,512	0.59%	0.54%	7.05%
9/30/24	7.53	0.56	0.63	1.19	(0.56)	(0.56)	8.16	16.35%	253,130	0.60%	0.56%	7.15%
9/30/23	7.28	0.49	0.25	0.74	(0.49)	(0.49)	7.53	10.39%	259,513	0.68%	N/A	6.47%
9/30/22	9.34	0.47	(1.64)	(1.17)	(0.89)	(0.89)	7.28	(13.59%)	228,970	0.55%	N/A	5.61%
9/30/21	8.63	0.49	0.70	1.19	(0.48)	(0.48)	9.34	14.20%	351,942	0.54%	N/A	5.50%
Class R5
3/31/26[r]	$8.25	$0.27	$(0.17)	$0.10	$(0.27)	$(0.27)	$8.08	1.27%[b]	$37,506	0.68%[a]	0.64%[a]	6.66%[a]
9/30/25	8.22	0.57	0.03	0.60	(0.57)	(0.57)	8.25	7.56%	37,967	0.69%	0.64%	6.98%
9/30/24	7.58	0.56	0.64	1.20	(0.56)	(0.56)	8.22	16.31%	38,879	0.70%	0.66%	7.06%
9/30/23	7.33	0.49	0.25	0.74	(0.49)	(0.49)	7.58	10.26%	32,778	0.78%	N/A	6.37%
9/30/22	9.40	0.47	(1.66)	(1.19)	(0.88)	(0.88)	7.33	(13.74%)	34,164	0.65%	N/A	5.52%
9/30/21	8.68	0.49	0.70	1.19	(0.47)	(0.47)	9.40	14.13%	46,518	0.64%	N/A	5.39%
Service Class
3/31/26[r]	$8.26	$0.27	$(0.17)	$0.10	$(0.27)	$(0.27)	$8.09	1.22%[b]	$16,847	0.78%[a]	0.74%[a]	6.56%[a]
9/30/25	8.22	0.56	0.04	0.60	(0.56)	(0.56)	8.26	7.58%	18,500	0.79%	0.74%	6.88%
9/30/24	7.58	0.55	0.64	1.19	(0.55)	(0.55)	8.22	16.20%	18,905	0.80%	0.76%	6.94%
9/30/23	7.33	0.48	0.25	0.73	(0.48)	(0.48)	7.58	10.15%	20,937	0.88%	N/A	6.26%
9/30/22	9.39	0.46	(1.66)	(1.20)	(0.86)	(0.86)	7.33	(13.81%)	22,158	0.75%	N/A	5.44%
9/30/21	8.67	0.48	0.70	1.18	(0.46)	(0.46)	9.39	14.00%	29,097	0.74%	N/A	5.31%

	Six Months Ended March 31, 2026[b,r]	Year Ended September 30
		2025	2024	2023	2022	2021
Portfolio turnover rate	51%	97%	69%	38%	53%	68%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period December 13, 2021 (commencement of operations) through September 30, 2022.
h	For the period February 2, 2026 (commencement of operations) through March 31, 2026.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
75

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/26[r]	$8.11	$0.26	$(0.17)	$0.09	$(0.26)	$(0.26)	$7.94	1.13%[b]	$10,302	0.88%[a]	0.84%[a]	6.47%[a]
9/30/25	8.08	0.54	0.03	0.57	(0.54)	(0.54)	8.11	7.35%	9,992	0.89%	0.84%	6.78%
9/30/24	7.45	0.53	0.63	1.16	(0.53)	(0.53)	8.08	16.10%	12,023	0.90%	0.86%	6.85%
9/30/23	7.20	0.46	0.26	0.72	(0.47)	(0.47)	7.45	10.10%	12,382	0.98%	N/A	6.17%
9/30/22	9.22	0.44	(1.62)	(1.18)	(0.84)	(0.84)	7.20	(13.85%)	12,693	0.85%	N/A	5.28%
9/30/21	8.53	0.46	0.68	1.14	(0.45)	(0.45)	9.22	13.79%	23,211	0.84%	N/A	5.20%
Class R4
3/31/26[r]	$7.97	$0.25	$(0.17)	$0.08	$(0.25)	$(0.25)	$7.80	1.02%[b]	$11,190	1.03%[a]	0.99%[a]	6.30%[a]
9/30/25	7.94	0.52	0.03	0.55	(0.52)	(0.52)	7.97	7.20%	13,703	1.04%	0.99%	6.63%
9/30/24	7.32	0.51	0.62	1.13	(0.51)	(0.51)	7.94	15.94%	16,488	1.05%	1.01%	6.70%
9/30/23	7.07	0.44	0.26	0.70	(0.45)	(0.45)	7.32	10.01%	16,984	1.13%	N/A	6.00%
9/30/22	9.06	0.42	(1.60)	(1.18)	(0.81)	(0.81)	7.07	(14.05%)	30,615	1.00%	N/A	5.19%
9/30/21	8.38	0.44	0.68	1.12	(0.44)	(0.44)	9.06	13.73%	39,125	0.99%	N/A	5.05%
Class A
3/31/26[r]	$8.10	$0.25	$(0.16)	$0.09	$(0.25)	$(0.25)	$7.94	1.16%[b]	$6,856	1.08%[a]	1.04%[a]	6.26%[a]
9/30/25	8.07	0.53	0.02	0.55	(0.52)	(0.52)	8.10	7.14%	6,962	1.09%	1.04%	6.58%
9/30/24	7.44	0.51	0.63	1.14	(0.51)	(0.51)	8.07	15.86%	6,745	1.12%	1.08%	6.63%
9/30/23	7.20	0.44	0.25	0.69	(0.45)	(0.45)	7.44	9.68%	7,116	1.23%	N/A	5.91%
9/30/22	9.19	0.42	(1.63)	(1.21)	(0.78)	(0.78)	7.20	(14.10%)	8,335	1.10%	N/A	5.06%
9/30/21	8.49	0.44	0.69	1.13	(0.43)	(0.43)	9.19	13.65%	13,444	1.09%	N/A	4.97%
Class R3
3/31/26[r]	$8.21	$0.25	$(0.17)	$0.08	$(0.25)	$(0.25)	$8.04	0.96%[b]	$22,669	1.28%[a]	1.24%[a]	6.06%[a]
9/30/25	8.18	0.52	0.02	0.54	(0.51)	(0.51)	8.21	6.92%	25,087	1.29%	1.24%	6.39%
9/30/24	7.54	0.51	0.64	1.15	(0.51)	(0.51)	8.18	15.67%	27,609	1.30%	1.26%	6.46%
9/30/23	7.29	0.44	0.25	0.69	(0.44)	(0.44)	7.54	9.62%	23,159	1.38%	N/A	5.76%
9/30/22	9.31	0.41	(1.65)	(1.24)	(0.78)	(0.78)	7.29	(14.27%)	24,740	1.25%	N/A	4.93%
9/30/21	8.60	0.43	0.69	1.12	(0.41)	(0.41)	9.31	13.41%	33,334	1.24%	N/A	4.79%
Class Y
3/31/26[r]	$8.22	$0.27	$(0.16)	$0.11	$(0.28)	$(0.28)	$8.05	1.28%[b]	$59,274	0.63%[a]	0.59%[a]	6.74%[a]
9/30/25	8.18	0.57	0.04	0.61	(0.57)	(0.57)	8.22	7.74%	49,840	0.64%	0.59%	7.02%
9/30/24	7.55	0.56	0.63	1.19	(0.56)	(0.56)	8.18	16.27%	25,377	0.65%	0.61%	7.09%
9/30/23	7.30	0.49	0.25	0.74	(0.49)	(0.49)	7.55	10.33%	29,201	0.73%	N/A	6.43%
9/30/22[g]	8.86	0.38	(1.56)	(1.18)	(0.38)	(0.38)	7.30	(13.66%)[b]	23,397	0.60%[a]	N/A	5.81%[a]
Class C
3/31/26[r]	$8.25	$0.24	$(0.17)	$0.07	$(0.24)	$(0.24)	$8.08	0.82%[b]	$528	1.58%[a]	1.54%[a]	5.77%[a]
9/30/25	8.22	0.49	0.03	0.52	(0.49)	(0.49)	8.25	6.59%	213	1.59%	1.54%	6.05%
9/30/24	7.58	0.49	0.64	1.13	(0.49)	(0.49)	8.22	15.35%	174	1.60%	1.56%	6.17%
9/30/23	7.33	0.42	0.25	0.67	(0.42)	(0.42)	7.58	9.27%	96	1.69%	N/A	5.47%
9/30/22[g]	8.89	0.32	(1.56)	(1.24)	(0.32)	(0.32)	7.33	(14.28%)[b]	81	1.55%[a]	N/A	4.78%[a]
Class M1
3/31/26[r,h]	$10.00	$0.11	$(0.19)	$(0.08)	$(0.11)	$(0.11)	$9.81	(0.71)%[b]	$243	0.60%[a]	0.34%[a]	7.16%[a]
Class M2
3/31/26[r,h]	$10.00	$0.11	$(0.19)	$(0.08)	$(0.11)	$(0.11)	$9.81	(0.67)%[b]	$1,139	0.61%[a]	0.13%[a]	7.25%[a]

The accompanying notes are an integral part of the financial statements.
76

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Small Cap Opportunities Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/26[r]	$18.79	$0.06	$0.31	$0.37	$(0.12)	$(1.63)	$(1.75)	$17.41	1.68%[b]	$324,950	0.63%[a]	0.63%[a,n]	0.66%[a]
9/30/25	19.28	0.13	1.03	1.16	(0.13)	(1.52)	(1.65)	18.79	6.05%	298,338	0.65%	0.65%[n]	0.73%
9/30/24	15.85	0.11	4.13	4.24	(0.05)	(0.76)	(0.81)	19.28	27.85%	219,361	0.66%	0.65%	0.64%
9/30/23	14.20	0.10	1.76	1.86	(0.14)	(0.07)	(0.21)	15.85	13.14%	125,988	0.67%	N/A	0.65%
9/30/22	19.21	0.08	(3.28)	(3.20)	—	(1.81)	(1.81)	14.20	(18.57%)	95,436	0.66%	N/A	0.48%
9/30/21	13.96	0.06	6.51	6.57	(0.11)	(1.21)	(1.32)	19.21	48.95%	85,183	0.66%	N/A	0.35%
Class R5
3/31/26[r]	$18.70	$0.05	$0.30	$0.35	$(0.10)	$(1.63)	$(1.73)	$17.32	1.58%[b]	$101,997	0.73%[a]	0.73%[a,n]	0.55%[a]
9/30/25	19.19	0.11	1.03	1.14	(0.11)	(1.52)	(1.63)	18.70	5.97%	105,766	0.75%	0.75%[n]	0.61%
9/30/24	15.79	0.09	4.11	4.20	(0.04)	(0.76)	(0.80)	19.19	27.69%	109,539	0.76%	0.75%	0.52%
9/30/23	14.14	0.09	1.76	1.85	(0.13)	(0.07)	(0.20)	15.79	13.08%	104,951	0.77%	N/A	0.55%
9/30/22	19.16	0.06	(3.27)	(3.21)	—	(1.81)	(1.81)	14.14	(18.68%)	100,585	0.75%	N/A	0.35%
9/30/21	13.93	0.05	6.48	6.53	(0.09)	(1.21)	(1.30)	19.16	48.78%	137,127	0.76%	N/A	0.26%
Service Class
3/31/26[r]	$18.63	$0.04	$0.31	$0.35	$(0.09)	$(1.63)	$(1.72)	$17.26	1.55%[b]	$7,277	0.83%[a]	0.83%[a,n]	0.42%[a]
9/30/25	19.10	0.09	1.03	1.12	(0.07)	(1.52)	(1.59)	18.63	5.86%	10,073	0.85%	0.85%[n]	0.48%
9/30/24	15.72	0.07	4.10	4.17	(0.03)	(0.76)	(0.79)	19.10	27.62%	16,696	0.86%	0.85%	0.42%
9/30/23	14.08	0.07	1.75	1.82	(0.11)	(0.07)	(0.18)	15.72	12.95%	15,707	0.87%	N/A	0.45%
9/30/22	19.11	0.04	(3.26)	(3.22)	—	(1.81)	(1.81)	14.08	(18.78%)	15,851	0.85%	N/A	0.24%
9/30/21	13.89	0.03	6.48	6.51	(0.08)	(1.21)	(1.29)	19.11	48.72%	24,560	0.86%	N/A	0.17%

	Six Months Ended March 31, 2026[b,r]	Year Ended September 30
		2025	2024	2023	2022	2021
Portfolio turnover rate	30%	40%	40%	46%	39%	40%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
77

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/26[r]	$18.40	$0.03	$0.31	$0.34	$(0.07)	$(1.63)	$(1.70)	$17.04	1.53%[b]	$12,978	0.93%[a]	0.93%[a,n]	0.34%[a]
9/30/25	18.90	0.07	1.02	1.09	(0.07)	(1.52)	(1.59)	18.40	5.76%	14,573	0.95%	0.95%[n]	0.39%
9/30/24	15.58	0.05	4.06	4.11	(0.03)	(0.76)	(0.79)	18.90	27.42%	22,272	0.96%	0.95%	0.32%
9/30/23	13.95	0.05	1.75	1.80	(0.10)	(0.07)	(0.17)	15.58	12.88%	21,277	0.97%	N/A	0.35%
9/30/22	18.97	0.02	(3.23)	(3.21)	—	(1.81)	(1.81)	13.95	(18.88%)	20,100	0.95%	N/A	0.15%
9/30/21	13.80	0.01	6.44	6.45	(0.07)	(1.21)	(1.28)	18.97	48.54%	26,314	0.96%	N/A	0.07%
Class R4
3/31/26[r]	$17.51	$0.02	$0.29	$0.31	$(0.04)	$(1.63)	$(1.67)	$16.15	1.46%[b]	$12,317	1.08%[a]	1.08%[a,n]	0.19%[a]
9/30/25	18.07	0.04	0.97	1.01	(0.05)	(1.52)	(1.57)	17.51	5.55%	13,551	1.10%	1.10%[n]	0.26%
9/30/24	14.92	0.03	3.88	3.91	—	(0.76)	(0.76)	18.07	27.28%	12,849	1.11%	1.10%	0.16%
9/30/23	13.37	0.03	1.67	1.70	(0.08)	(0.07)	(0.15)	14.92	12.69%	13,888	1.12%	N/A	0.20%
9/30/22	18.28	(0.00)d,bb	(3.10)	(3.10)	—	(1.81)	(1.81)	13.37	(18.99%)	11,835	1.10%	N/A	(0.00%)[e]
9/30/21	13.34	(0.02)	6.22	6.20	(0.05)	(1.21)	(1.26)	18.28	48.31%	15,682	1.11%	N/A	(0.09%)
Class A
3/31/26[r]	$17.63	$0.01	$0.29	$0.30	$(0.03)	$(1.63)	$(1.66)	$16.27	1.39%[b]	$34,747	1.13%[a]	1.13%[a,n]	0.15%[a]
9/30/25	18.18	0.04	0.97	1.01	(0.04)	(1.52)	(1.56)	17.63	5.53%	37,274	1.15%	1.15%[n]	0.20%
9/30/24	15.02	0.02	3.90	3.92	—	(0.76)	(0.76)	18.18	27.16%	43,168	1.17%	1.17%	0.11%
9/30/23	13.46	0.02	1.67	1.69	(0.06)	(0.07)	(0.13)	15.02	12.53%	36,525	1.22%	N/A	0.10%
9/30/22	18.40	(0.02)bb	(3.11)	(3.13)	—	(1.81)	(1.81)	13.46	(19.04%)	38,730	1.20%	N/A	(0.11%)
9/30/21	13.42	(0.03)	6.25	6.22	(0.03)	(1.21)	(1.24)	18.40	48.15%	55,207	1.21%	N/A	(0.18%)
Class R3
3/31/26[r]	$17.13	$(0.00)d,bb	$0.29	$0.29	$(0.01)	$(1.63)	$(1.64)	$15.78	1.34%[b]	$10,759	1.33%[a]	1.33%[a,n]	(0.03%)[a]
9/30/25	17.72	0.00[d]	0.94	0.94	(0.01)	(1.52)	(1.53)	17.13	5.30%	10,231	1.35%	1.35%[n]	0.01%
9/30/24	14.68	(0.01)bb	3.81	3.80	—	(0.76)	(0.76)	17.72	26.97%	9,822	1.36%	1.35%	(0.07%)
9/30/23	13.16	(0.01)bb	1.64	1.63	(0.04)	(0.07)	(0.11)	14.68	12.40%	7,672	1.37%	N/A	(0.05%)
9/30/22	18.06	(0.04)bb	(3.05)	(3.09)	—	(1.81)	(1.81)	13.16	(19.19%)	7,153	1.35%	N/A	(0.26%)
9/30/21	13.18	(0.06)	6.15	6.09	—	(1.21)	(1.21)	18.06	48.00%	9,695	1.36%	N/A	(0.34%)
Class Y
3/31/26[r]	$18.71	$0.05	$0.30	$0.35	$(0.11)	$(1.63)	$(1.74)	$17.32	1.57%[b]	$6,362	0.73%[a]	0.73%[a,n]	0.58%[a]
9/30/25	19.21	0.13	1.01	1.14	(0.12)	(1.52)	(1.64)	18.71	5.95%	5,013	0.75%	0.75%[n]	0.70%
9/30/24	15.79	0.10	4.12	4.22	(0.04)	(0.76)	(0.80)	19.21	27.77%	1,162	0.76%	0.75%	0.57%
9/30/23[g]	16.67	0.06	(0.94)aa	(0.88)	—	—	—	15.79	(5.28%)[b]	95	0.77%[a]	N/A	0.55%[a]

The accompanying notes are an integral part of the financial statements.
78

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Global Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
3/31/26[r]	$10.86	$(0.02)	$(0.39)	$(0.41)	$(3.17)	$(3.17)	$7.28	(6.37%)[b]	$42,144	0.97%[a]	(0.48%)[a]
9/30/25	11.40	(0.01)	1.00	0.99	(1.53)	(1.53)	10.86	9.64%	42,925	0.93%	(0.13%)
9/30/24	11.02	(0.01)	3.18	3.17	(2.79)	(2.79)	11.40	34.35%	54,970	0.93%	(0.10%)
9/30/23	10.72	0.00d,bb	2.84	2.84	(2.54)	(2.54)	11.02	29.05%	48,335	0.91%	0.02%
9/30/22	18.79	(0.01)	(6.02)	(6.03)	(2.04)	(2.04)	10.72	(36.28%)	56,931	0.86%	(0.06%)
9/30/21	15.04	(0.05)	4.64	4.59	(0.84)	(0.84)	18.79	31.36%	99,959	0.84%	(0.29%)
Class R5
3/31/26[r]	$10.80	$(0.03)	$(0.38)	$(0.41)	$(3.17)	$(3.17)	$7.22	(6.43%)[b]	$31,487	1.07%[a]	(0.61%)[a]
9/30/25	11.35	(0.02)	1.00	0.98	(1.53)	(1.53)	10.80	9.58%	46,971	1.03%	(0.22%)
9/30/24	10.99	(0.02)	3.17	3.15	(2.79)	(2.79)	11.35	34.23%	50,714	1.03%	(0.19%)
9/30/23	10.70	(0.01)	2.84	2.83	(2.54)	(2.54)	10.99	28.99%	44,364	1.02%	(0.08%)
9/30/22	18.78	(0.03)	(6.01)	(6.04)	(2.04)	(2.04)	10.70	(36.36%)	58,808	0.96%	(0.17%)
9/30/21	15.05	(0.07)	4.64	4.57	(0.84)	(0.84)	18.78	31.20%	126,049	0.94%	(0.39%)
Service Class
3/31/26[r]	$10.48	$(0.03)	$(0.36)	$(0.39)	$(3.17)	$(3.17)	$6.92	(6.43%)[b]	$1,990	1.17%[a]	(0.70%)[a]
9/30/25	11.08	(0.03)	0.96	0.93	(1.53)	(1.53)	10.48	9.35%	3,226	1.13%	(0.30%)
9/30/24	10.80	(0.03)	3.10	3.07	(2.79)	(2.79)	11.08	34.08%	3,980	1.13%	(0.32%)
9/30/23	10.56	(0.02)	2.80	2.78	(2.54)	(2.54)	10.80	28.90%	3,655	1.12%	(0.20%)
9/30/22	18.58	(0.04)	(5.94)	(5.98)	(2.04)	(2.04)	10.56	(36.43%)	5,579	1.06%	(0.24%)
9/30/21	14.91	(0.08)	4.59	4.51	(0.84)	(0.84)	18.58	31.09%	7,892	1.04%	(0.49%)

	Six Months Ended March 31, 2026[b,r]	Year Ended September 30
		2025	2024	2023	2022	2021
Portfolio turnover rate	7%	24%	6%	10%	10%	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
79

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/26[r]	$10.60	$(0.03)	$(0.37)	$(0.40)	$(3.17)	$(3.17)	$7.03	(6.45%)[b]	$26,948	1.27%[a]	(0.80%)[a]
9/30/25	11.19	(0.04)	0.98	0.94	(1.53)	(1.53)	10.60	9.34%	32,728	1.23%	(0.42%)
9/30/24	10.90	(0.04)	3.12	3.08	(2.79)	(2.79)	11.19	33.83%	47,137	1.23%	(0.41%)
9/30/23	10.64	(0.03)	2.83	2.80	(2.54)	(2.54)	10.90	28.84%	50,587	1.22%	(0.29%)
9/30/22	18.73	(0.06)	(5.99)	(6.05)	(2.04)	(2.04)	10.64	(36.52%)	45,831	1.16%	(0.38%)
9/30/21	15.03	(0.10)	4.64	4.54	(0.84)	(0.84)	18.73	31.03%	88,387	1.14%	(0.59%)
Class R4
3/31/26[r]	$9.79	$(0.04)	$(0.31)	$(0.35)	$(3.17)	$(3.17)	$6.27	(6.49%)[b]	$6,854	1.42%[a]	(0.94%)[a]
9/30/25	10.47	(0.05)	0.90	0.85	(1.53)	(1.53)	9.79	9.09%	7,445	1.38%	(0.57%)
9/30/24	10.37	(0.06)	2.95	2.89	(2.79)	(2.79)	10.47	33.68%	9,712	1.38%	(0.56%)
9/30/23	10.24	(0.04)	2.71	2.67	(2.54)	(2.54)	10.37	28.67%	8,921	1.37%	(0.43%)
9/30/22	18.12	(0.07)	(5.77)	(5.84)	(2.04)	(2.04)	10.24	(36.60%)	8,676	1.31%	(0.52%)
9/30/21	14.59	(0.12)	4.49	4.37	(0.84)	(0.84)	18.12	30.79%	15,975	1.29%	(0.72%)
Class A
3/31/26[r]	$10.07	$(0.04)	$(0.33)	$(0.37)	$(3.17)	$(3.17)	$6.53	(6.49%)[b]	$8,836	1.47%[a]	(1.00%)[a]
9/30/25	10.73	(0.06)	0.93	0.87	(1.53)	(1.53)	10.07	9.06%	11,636	1.43%	(0.61%)
9/30/24	10.57	(0.06)	3.01	2.95	(2.79)	(2.79)	10.73	33.59%	12,339	1.45%	(0.61%)
9/30/23	10.41	(0.06)	2.76	2.70	(2.54)	(2.54)	10.57	28.47%	10,559	1.47%	(0.54%)
9/30/22	18.40	(0.09)	(5.86)	(5.95)	(2.04)	(2.04)	10.41	(36.64%)	9,014	1.41%	(0.63%)
9/30/21	14.82	(0.14)	4.56	4.42	(0.84)	(0.84)	18.40	30.65%	19,415	1.39%	(0.84%)
Class R3
3/31/26[r]	$9.80	$(0.05)	$(0.32)	$(0.37)	$(3.17)	$(3.17)	$6.26	(6.74%)[b]	$8,019	1.67%[a]	(1.19%)[a]
9/30/25	10.50	(0.08)	0.91	0.83	(1.53)	(1.53)	9.80	8.85%	7,899	1.63%	(0.81%)
9/30/24	10.41	(0.08)	2.96	2.88	(2.79)	(2.79)	10.50	33.40%	9,303	1.64%	(0.81%)
9/30/23	10.30	(0.07)	2.72	2.65	(2.54)	(2.54)	10.41	28.24%	7,378	1.62%	(0.69%)
9/30/22	18.25	(0.11)	(5.80)	(5.91)	(2.04)	(2.04)	10.30	(36.73%)	7,920	1.56%	(0.77%)
9/30/21	14.72	(0.17)	4.54	4.37	(0.84)	(0.84)	18.25	30.51%	13,541	1.54%	(0.98%)

The accompanying notes are an integral part of the financial statements.
80

Notes to Financial Statements (Unaudited)

1.	The Funds
MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):
MML Barings Short-Duration Bond Fund (formerly known as MassMutual Short-Duration Bond Fund) (“Short-Duration Bond Fund”)
MML Barings Inflation-Protected and Income Fund (formerly known as MassMutual Inflation-Protected and Income Fund) (“Inflation-Protected and Income Fund”)
MML Barings Core Bond Fund (formerly known as MassMutual Core Bond Fund) (“Core Bond Fund”)
MML Barings Diversified Bond Fund (formerly known as MassMutual Diversified Bond Fund) (“Diversified Bond Fund”)
MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund) (“High Yield Fund”)
MassMutual Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)
MassMutual Global Fund (“Global Fund”)
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectuses.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Effective October 1, 2024, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A senior management team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer acts as each Fund’s CODM.
Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation

81

Notes to Financial Statements (Unaudited) (Continued)
policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are

82

Notes to Financial Statements (Unaudited) (Continued)
developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2026. For the Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
The following is the aggregate value by input level, as of March 31, 2026, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$—	$64,674,959	$—	$64,674,959
Non-U.S. Government Agency Obligations	—	38,268,533	—	38,268,533
Sovereign Debt Obligations	—	308,927	—	308,927
U.S. Government Agency Obligations and Instrumentalities	—	33,960	—	33,960
Short-Term Investments	901,788	23,167,146	—	24,068,934
Total Investments	$901,788	$126,453,525	$—	$127,355,313
Asset Derivatives
Futures Contracts	$418,904	$—	$—	$418,904
Liability Derivatives
Futures Contracts	$(470,210)	$—	$—	$(470,210)

83

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$—	$9,778,807	$—	$9,778,807
Non-U.S. Government Agency Obligations	—	105,566,108	3,604,101	109,170,209
U.S. Government Agency Obligations and Instrumentalities	—	3,213,420	—	3,213,420
U.S. Treasury Obligations	—	45,996,587	—	45,996,587
Exchange-Traded Funds	2,187,216	—	—	2,187,216
Short-Term Investments	—	34,970,169	—	34,970,169
Total Investments	$2,187,216	$199,525,091	$3,604,101	$205,316,408
Asset Derivatives
Futures Contracts	$324,516	$—	$—	$324,516
Swap Agreements	—	463,225	—	463,225
Total	$324,516	$463,225	$—	$787,741
Liability Derivatives
Futures Contracts	$(6,830)	$—	$—	$(6,830)
Swap Agreements	—	(216,866)	—	(216,866)
Total	$(6,830)	$(216,866)	$—	$(223,696)
Core Bond Fund
Asset Investments
Corporate Debt	$—	$344,923,874	$—	$344,923,874
Non-U.S. Government Agency Obligations	—	219,259,731	—	219,259,731
Sovereign Debt Obligations	—	4,395,259	—	4,395,259
U.S. Government Agency Obligations and Instrumentalities	—	197,851,341	—	197,851,341
U.S. Treasury Obligations	—	87,962,530	—	87,962,530
Short-Term Investments	11,210,248	34,470,196	—	45,680,444
Total Investments	$11,210,248	$888,862,931	$—	$900,073,179
Asset Derivatives
Futures Contracts	$152,251	$—	$—	$152,251
Liability Derivatives
Futures Contracts	$(1,981,734)	$—	$—	$(1,981,734)
Diversified Bond Fund
Asset Investments
Corporate Debt	$—	$40,191,033	$—	$40,191,033
Non-U.S. Government Agency Obligations	—	19,177,480	—	19,177,480
Sovereign Debt Obligations	—	3,469,833	—	3,469,833
U.S. Government Agency Obligations and Instrumentalities	—	4,521,970	—	4,521,970
U.S. Treasury Obligations	—	1,984,766	—	1,984,766
Preferred Stock	162,820	—	—	162,820
Warrants	—	—	3,566	3,566
Short-Term Investments	1,170,298	440,700	—	1,610,998
Total Investments	$1,333,118	$69,785,782	$3,566	$71,122,466
Asset Derivatives
Forward Contracts	$—	$144,783	$—	$144,783
Futures Contracts	104,556	—	—	104,556
Total	$104,556	$144,783	$—	$249,339

84

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Diversified Bond Fund (Continued)
Liability Derivatives
Forward Contracts	$—	$(149,939)	$—	$(149,939)
Written Options	—	(34,862)	—	(34,862)
Total	$—	$(184,801)	$—	$(184,801)
High Yield Fund
Asset Investments
Bank Loans	$—	$24,018,969	$—	$24,018,969
Corporate Debt	—	445,915,587	—	445,915,587
Preferred Stock	—	137,066	—	137,066
Short-Term Investments	31,676,883	31,294,618	—	62,971,501
Total Investments	$31,676,883	$501,366,240	$—	$533,043,123
Liability Investments
Unfunded Bank Loan Commitments**	$—	$(6,809)	$—	$(6,809)
Global Fund
Asset Investments
Common Stock*
Brazil	$672,589	$—	$—	$672,589
Canada	2,936,913	—	—	2,936,913
China	1,089,359	1,186,880	—	2,276,239
Czech Republic	—	371,816	—	371,816
France	—	5,468,793	—	5,468,793
Germany	—	2,472,287	—	2,472,287
India	790,753	3,346,819	—	4,137,572
Italy	—	1,403,092	—	1,403,092
Japan	—	2,718,740	—	2,718,740
Netherlands	—	2,827,361	—	2,827,361
Republic of Korea	—	321,441	—	321,441
Spain	—	517,633	—	517,633
Sweden	—	1,668,946	—	1,668,946
Switzerland	—	2,909,908	—	2,909,908
Taiwan	—	8,005,312	—	8,005,312
United States	86,949,778	—	—	86,949,778
Short-Term Investments	47,909	—	—	47,909
Total Investments	$92,487,301	$33,219,028	$—	$125,706,329

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
For certain Funds the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis and receivables due from broker, as well as any applicable liabilities for investments purchased on a delayed delivery basis and amounts due to custodian. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of March 31, 2026.
The Funds, with the exception of the Inflation-Protected and Income Fund, had no Level 3 transfers during the period ended March 31, 2026.

85

Notes to Financial Statements (Unaudited) (Continued)
The following table shows the Level 3 transfers for the Inflation-Protected and Income Fund for the period ended March 31, 2026:

	Transfers In*	Transfers Out*
	Level 3 - Significant Unobservable Inputs	Level 2 - Other Significant Observable Inputs
Inflation-Protected and Income Fund	$3,558,857	$(3,558,857)

*	Transfers into Level 3 were attributable to a lack of observable market data.
Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs
	Investments in Securities
	Balance as of 9/30/25	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 3/31/26	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 3/31/26
Inflation-Protected and Income Fund
Non-U.S. Government Agency Obligations	$—	$—	$—	$45,244	$—	$—	$3,558,857	$—	$3,604,101	$45,244

The Inflation-Protected and Income Fund may fair value certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the valuation designee. Valuations are reviewed by the valuation designee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment, and the fact that comparable public companies are not identical to the investments being fair valued by the Inflation-Protected and Income Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

Security Description	Fair Value	Valuation Technique(s)	Unobservable Input Description	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Inflation-Protected and Income Fund
Fixed Income	$3,604,101	Income approach	Discounted Cash Flow	25%	25%
Total	$3,604,101

(a)	A significant change in an unobservable input would have resulted in a correlated (inverse) significant change to value.

86

Notes to Financial Statements (Unaudited) (Continued)
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.
At March 31, 2026, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Futures Contracts^^	$—	$418,904	$418,904
Liability Derivatives
Futures Contracts^^	$—	$(470,210)	$(470,210)
Realized Gain (Loss)#
Futures Contracts	$—	$(229,471)	$(229,471)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$(38,400)	$(38,400)
Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts^^	$—	$324,516	$324,516
Swap Agreements*	—	140,573	140,573
Swap Agreements^^,^^^	—	322,652	322,652
Total Value	$—	$787,741	$787,741
Liability Derivatives
Futures Contracts^^	$—	$(6,830)	$(6,830)
Swap Agreements^	—	(216,866)	(216,866)
Total Value	$—	$(223,696)	$(223,696)
Realized Gain (Loss)#
Futures Contracts	$—	$40,046	$40,046
Swap Agreements	—	1,775,130	1,775,130
Total Realized Gain (Loss)	$—	$1,815,176	$1,815,176
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$342,036	$342,036
Swap Agreements	—	(4,138,327)	(4,138,327)
Total Change in Appreciation (Depreciation)	$—	$(3,796,291)	$(3,796,291)
Core Bond Fund
Asset Derivatives
Futures Contracts^^	$—	$152,251	$152,251
Liability Derivatives
Futures Contracts^^	$—	$(1,981,734)	$(1,981,734)
Realized Gain (Loss)#
Futures Contracts	$—	$1,034,347	$1,034,347
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$(2,207,997)	$(2,207,997)

87

Notes to Financial Statements (Unaudited) (Continued)

	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Diversified Bond Fund
Asset Derivatives
Forward Contracts*	$144,783	$—	$144,783
Futures Contracts^^	—	104,556	104,556
Total Value	$144,783	$104,556	$249,339
Liability Derivatives
Forward Contracts^	$(149,939)	$—	$(149,939)
Written Options^	(34,862)	—	(34,862)
Total Value	$(184,801)	$—	$(184,801)
Realized Gain (Loss)#
Purchased Options	$(843)	$—	$(843)
Forward Contracts	187,467	—	187,467
Futures Contracts	—	175,856	175,856
Written Options	14,781	—	14,781
Total Realized Gain (Loss)	$201,405	$175,856	$377,261
Change in Appreciation (Depreciation)##
Purchased Options	$506	$—	$506
Forward Contracts	(100,765)	—	(100,765)
Futures Contracts	—	37,177	37,177
Written Options	(17,128)	—	(17,128)
Total Change in Appreciation (Depreciation)	$(117,387)	$37,177	$(80,210)

*	Statements of Assets and Liabilities location: Investments, at value, open forward contracts, or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Open forward contracts, open swap agreements, at value, or written options outstanding, at value, as applicable.
^^
Cumulative appreciation (depreciation) on futures contracts and centrally cleared swap agreements is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swap agreements, which are not subject to a master netting agreement or similar agreement.
#
Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##
Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

88

Notes to Financial Statements (Unaudited) (Continued)
For the period ended March 31, 2026, the average balances for each derivative type were as follows:

	Average Balances of Outstanding Derivative Financial Instruments
	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund
Futures Contracts:
Average number of contracts - long	343	30	942	49
Average number of contracts - short	271	235	183	52
Forward Contracts:
Average notional amounts purchased - in USD				$3,214,407
Average notional amounts sold - in USD				$6,198,848
Interest Rate Swaps:
Average notional amounts		$20,600,000
Total Return Swaps:
Average notional amounts		$149,319,967
Options:
Average shares/units outstanding of Purchased Options				220,000
Average shares/units outstanding of Written Options				84,350,000

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of March 31, 2026. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.
The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of March 31, 2026.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Inflation-Protected and Income Fund
Goldman Sachs International	$140,573	$(140,573)	$—	$—
Diversified Bond Fund
Barclays Bank PLC	$3,281	$(174)	$—	$3,107
BNP Paribas SA	18,232	(515)	—	17,717
Canadian Imperial Bank of Commerce	11,205	(11,205)	—	—
Citibank N.A.	42,026	(42,026)	—	—
Deutsche Bank AG	3,362	—	—	3,362
Goldman Sachs International	38,594	(11,346)	—	27,248
HSBC Bank PLC	11,879	(11,879)	—	—
JP Morgan Chase Bank N.A.	8,705	(8,705)	—	—
Morgan Stanley & Co. LLC	7,276	—	—	7,276
State Street Bank and Trust	223	—	—	223
	$144,783	$(85,850)	$—	$58,933

89

Notes to Financial Statements (Unaudited) (Continued)
The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of March 31, 2026.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Inflation-Protected and Income Fund
BNP Paribas SA	$(54,625)	$—	$54,625	$—
Goldman Sachs International	(162,241)	140,573	21,668	—
	$(216,866)	$140,573	$76,293	$—
Diversified Bond Fund
Bank of America N.A.	$(10,597)	$—	$—	$(10,597)
Barclays Bank PLC	(174)	174	—	—
BNP Paribas SA	(515)	515	—	—
Canadian Imperial Bank of Commerce	(13,491)	11,205	—	(2,286)
Citibank N.A.	(108,215)	42,026	—	(66,189)
Goldman Sachs International	(11,346)	11,346	—	—
HSBC Bank PLC	(16,623)	11,879	—	(4,744)
JP Morgan Chase Bank N.A.	(12,712)	8,705	—	(4,007)
Standard Chartered Bank	(11,128)	—	—	(11,128)
	$(184,801)	$85,850	$—	$(98,951)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†
The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.
Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2026, are discussed below.
Foreign Currency Exchange Transactions
A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.
A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

90

Notes to Financial Statements (Unaudited) (Continued)
Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.
Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.
A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
Swap Agreements
Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

91

Notes to Financial Statements (Unaudited) (Continued)
Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.
Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).
Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.
Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked to market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.
During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.
During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.
A Fund’s current exposure to a counterparty is the fair value of the transaction.

92

Notes to Financial Statements (Unaudited) (Continued)
Options, Rights, and Warrants
A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.
Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.
Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.
Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.
Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.
When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.
OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary

93

Notes to Financial Statements (Unaudited) (Continued)
market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.
Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.
When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.
Hybrid Instruments
A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.
Inflation-Linked Securities
Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.
Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.
The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will

94

Notes to Financial Statements (Unaudited) (Continued)
be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.
Bank Loans
A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.
Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.
Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as interest income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.
The High Yield Fund entered into certain bank loan agreements which are unfunded (“commitments”). The High Yield Fund is obligated to fund these commitments at the borrower’s discretion. At March 31, 2026, the High Yield Fund had sufficient cash and/or securities to cover these commitments.
Commitment interest is marked to market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities. Any change in the unrealized appreciation (depreciation) is shown in the Statement of Operations. At March 31, 2026, the High Yield Fund had the following commitments:

	Borrower	Par	Commitment Amount	Value	Appreciation (Depreciation)
High Yield Fund	Splat Super Holdco LLC	$90,869	$88,421	$81,612	$(6,809)

Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral

95

Notes to Financial Statements (Unaudited) (Continued)
to a borrower at a time when it may realize a loss on the investment of that collateral. Due to the short-term nature of repurchase agreements, face value approximates fair value. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.
These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.
Dollar Roll Transactions
A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.
Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.
A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.
Mortgage- and Asset-Backed Securities
A Fund may invest in mortgage- and asset-backed securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage- backed securities, represent a participation in, or are secured by, mortgage loans. Mortgage-backed securities may include securities that are issued or guaranteed by U.S. Government agencies or instrumentalities or other issuers, including private companies. Asset-backed securities are generally structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as consumer loans or receivables and they may be backed by collateralized debt obligations (“CDOs”), including collateralized bond obligations and collateralized loan obligations (“CLOs”).
Investments in mortgage- and asset-backed securities subject a Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Certain of these risks may be higher for investments in mortgage-backed securities composed of subprime

96

Notes to Financial Statements (Unaudited) (Continued)
mortgages and investments in CDOs and CLOs backed by pools of high-risk, below investment grade debt securities. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. A Fund’s investments in mortgage-backed securities may make a Fund’s net asset value more susceptible to economic, market, political, and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. Payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. See a Fund’s Portfolio of Investments, if applicable, for mortgage-related and other asset-backed securities as of March 31, 2026.
Securities Lending
Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2026, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended March 31, 2026, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

97

Notes to Financial Statements (Unaudited) (Continued)
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.
Foreign Securities
The Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.
Market Risk
The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Dividends and Distributions to Shareholders
Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.
Because distributions are determined in accordance with income tax regulations, the character of distributions is subject to final determination based on the Fund’s year-end tax calculations. Accordingly, amounts distributed during the period may differ from the final characterization of such distributions, which may include reclassification as return of capital or other distribution components for financial reporting purposes.

98

Notes to Financial Statements (Unaudited) (Continued)
Shareholders will be notified of the final tax character of distributions, including any return of capital, on Form 1099-DIV, where applicable. In addition, information regarding return of capital distribution recharacterizations is reported on Form 8937, which is made available in January at https://www.massmutual.com/product-performance/mutual-funds.
3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
Short-Duration Bond Fund	0.35% on the first $500 million; and 0.30% on any excess over $500 million
Inflation-Protected and Income Fund	0.38% on the first $350 million; and 0.33% on any excess over $350 million
Core Bond Fund	0.30% on the first $2 billion; and 0.27% on any excess over $2 billion
Diversified Bond Fund	0.40% on the first $150 million; and 0.30% on any excess over $150 million
High Yield Fund	0.48% on the first $250 million; and 0.455% on any excess over $250 million
Small Cap Opportunities Fund	0.58% on the first $300 million; and 0.53% on any excess over $300 million
Global Fund	0.75% on the first $400 million; and 0.70% on any excess over $400 million

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

Short-Duration Bond Fund*	0.08%
Inflation-Protected and Income Fund*	0.08%
Core Bond Fund*	0.10%
Diversified Bond Fund*	0.10%
High Yield Fund*	0.20%

*
Baring International Investment Limited (“BIIL”), a wholly-owned subsidiary of Barings, serves as a sub-subadviser of the Fund. BIIL does not receive a fee from Barings under the sub-subadvisory agreement with Barings.

MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

Small Cap Opportunities Fund	Invesco Advisers, Inc.
Global Fund	Invesco Advisers, Inc.

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the investment advisory fees previously disclosed above.

99

Notes to Financial Statements (Unaudited) (Continued)
Administration Fees
Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class L	Class C	Class M1	Class M2
Short-Duration Bond Fund*	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	0.05%	0.05%	None	None
Inflation-Protected and Income Fund*	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	N/A	N/A	None	None
Core Bond Fund**	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	N/A	N/A	None	None
Diversified Bond Fund*	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	N/A	N/A	None	None
High Yield Fund**	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.05%	N/A	None	None	None
Small Cap Opportunities Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	N/A	N/A	N/A	N/A
Global Fund***	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	N/A	N/A	N/A	N/A

*	Class M1 and Class M2 are not currently available for purchase.
**	Class M1 and Class M2 commenced operations on February 2, 2026.
***	Class Y is not currently available for purchase.
Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class R4 shares and Class A shares of each applicable Fund and Class L shares of the Short-Duration Bond Fund pay an annual fee of 0.25% of the average daily net assets of the class; Class R3 shares of each applicable Fund and Class C shares of the Short-Duration Bond Fund pay an annual fee of 0.50% of the average daily net assets of the class; and Class C shares of the High Yield Fund pay an annual fee of 1.00% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.
Sales Charges
Unless waived, purchases of Class A and Class L shares are subject to a front-end sales charge of up to 5.50% and 2.50%, respectively, of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained the following amounts during the period ended March 31, 2026.

Front-End Sales Charges Retained by Distributor
Short-Duration Bond Fund	$ 466
Core Bond Fund	214
High Yield Fund	563
Small Cap Opportunities Fund	443

Unless waived, redemptions of Class A and Class L shares made within 18 months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1.00% of the amount redeemed, and redemptions of Class C shares made within 12 months of purchase are subject to a contingent deferred sales charge of 1.00% of the amount redeemed. The Distributor receives all contingent deferred sales charges. For the period ended March 31, 2026, no amounts have been retained by the Distributor.
With respect to Class A, Class L, and Class C shares, the Distributor may pay an up-front concession or commission to financial intermediaries through which sales are made as described in the Funds’ Prospectus.

100

Notes to Financial Statements (Unaudited) (Continued)
Expense Caps and Waivers
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class L	Class C	Class M1	Class M2
Short-Duration Bond Fund*	0.46%	0.56%	0.66%	0.76%	0.91%	0.96%	1.16%	0.51%	0.76%	1.01%	0.41%	None
Inflation-Protected and Income Fund*	0.49%	0.59%	0.69%	0.79%	0.94%	0.99%	1.19%	0.59%	N/A	N/A	0.44%	None
Core Bond Fund**	0.33%	0.43%	0.53%	0.63%	0.78%	0.83%	1.03%	0.43%	N/A	N/A	0.19%	None
Diversified Bond Fund*	0.59%	0.69%	0.79%	0.89%	1.04%	1.09%	1.29%	0.69%	N/A	N/A	0.54%	None
High Yield Fund**	0.54%	0.64%	0.74%	0.84%	0.99%	1.04%	1.24%	0.59%	N/A	1.54%	0.34%	None

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Class M1 and Class M2 are not currently available for purchase.
**	Class M1 and Class M2 commenced operations on February 2, 2026.
Prior to February 1, 2026, MML Advisers had agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Small Cap Opportunities Fund	0.65%	0.75%	0.85%	0.95%	1.10%	1.15%	1.35%	0.75%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
MML Advisers has agreed to waive all of the advisory fees for Class M2 shares of the following Funds through January 31, 2027:

Short-Duration Bond Fund*
Inflation-Protected and Income Fund*
Core Bond Fund
Diversified Bond Fund*
High Yield Fund

*	Class M1 and Class M2 are not currently available for purchase.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

101

Notes to Financial Statements (Unaudited) (Continued)
Affiliated Brokerage Commissions
The Funds listed below had portfolio transactions that were placed with brokerage firms which are affiliates of the Funds’ investment adviser or subadviser. Brokerage commissions are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) in the Statements of Operations. The commissions paid to these affiliated firms were as follows:

Affiliated Brokerage Commissions
Small Cap Opportunities Fund	$6,239
Global Fund	786

Rebated Brokerage Commissions
The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended March 31, 2026, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Small Cap Opportunities Fund	$5,822
Global Fund	339

Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and are included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
The following table shows beneficial ownership of Funds’ shares by related parties at March 31, 2026:

Total % Ownership by Related Party
Short-Duration Bond Fund	77.4%
Inflation-Protected and Income Fund	82.5%
Core Bond Fund	85.6%
Diversified Bond Fund	92.8%
High Yield Fund	77.2%
Small Cap Opportunities Fund	72.5%
Global Fund	93.6%

102

Notes to Financial Statements (Unaudited) (Continued)
4.	Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2026, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Short-Duration Bond Fund	$—	$38,199,964	$3,887	$38,554,992
Inflation-Protected and Income Fund	24,992,253	59,924,787	22,959,964	67,776,869
Core Bond Fund	341,406,886	165,074,889	327,948,608	154,435,132
Diversified Bond Fund	48,005,537	28,493,845	66,216,580	8,598,519
High Yield Fund	—	263,332,303	—	246,131,460
Small Cap Opportunities Fund	—	152,992,126	—	149,487,033
Global Fund	—	10,348,098	—	29,602,272

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The Funds did not have any cross trade activity during the period.
5.	Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Short-Duration Bond Fund Class I
Sold	634,310	$5,929,674	1,415,000	$13,092,858
Issued as reinvestment of dividends	66,743	623,164	226,509	2,098,119
Redeemed	(511,906)	(4,778,991)	(4,635,616)	(43,195,607)
Net increase (decrease)	189,147	$1,773,847	(2,994,107)	$(28,004,630)
Short-Duration Bond Fund Class R5
Sold	270,384	$2,541,331	666,050	$6,192,193
Issued as reinvestment of dividends	32,601	306,046	58,778	547,694
Redeemed	(292,676)	(2,749,519)	(486,497)	(4,535,200)
Net increase (decrease)	10,309	$97,858	238,331	$2,204,687
Short-Duration Bond Fund Service Class
Sold	892	$8,322	71,160	$653,344
Issued as reinvestment of dividends	2,041	19,030	7,196	66,445
Redeemed	(1,169)	(10,926)	(206,738)	(1,909,384)
Net increase (decrease)	1,764	$16,426	(128,382)	$(1,189,595)
Short-Duration Bond Fund Administrative Class
Sold	174,683	$1,626,273	761,787	$6,992,456
Issued as reinvestment of dividends	25,144	233,850	53,640	494,410
Redeemed	(343,785)	(3,196,058)	(832,433)	(7,664,475)
Net increase (decrease)	(143,958)	$(1,335,935)	(17,006)	$(177,609)

103

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Short-Duration Bond Fund Class R4
Sold	23,781	$221,533	18,322	$169,939
Issued as reinvestment of dividends	2,780	26,029	17,487	161,754
Redeemed	(14,317)	(134,131)	(795,708)	(7,373,039)
Net increase (decrease)	12,244	$113,431	(759,899)	$(7,041,346)
Short-Duration Bond Fund Class A
Sold	146,905	$1,360,891	177,740	$1,623,608
Issued as reinvestment of dividends	12,301	113,883	22,592	207,398
Redeemed	(248,945)	(2,308,982)	(196,736)	(1,797,960)
Net increase (decrease)	(89,739)	$(834,208)	3,596	$33,046
Short-Duration Bond Fund Class R3
Sold	102,260	$951,711	376,625	$3,451,559
Issued as reinvestment of dividends	9,342	86,751	21,508	198,017
Redeemed	(160,651)	(1,494,435)	(480,090)	(4,431,984)
Net increase (decrease)	(49,049)	$(455,973)	(81,957)	$(782,408)
Short-Duration Bond Fund Class Y
Sold	2,956,004	$27,656,418	2,049,646	$18,996,760
Issued as reinvestment of dividends	89,548	837,399	150,465	1,395,640
Redeemed	(1,654,896)	(15,489,653)	(2,401,029)	(22,256,190)
Net increase (decrease)	1,390,656	$13,004,164	(200,918)	$(1,863,790)
Short-Duration Bond Fund Class L
Sold	40,804	$380,966	20,872	$192,961
Issued as reinvestment of dividends	32,365	301,701	76,910	710,129
Redeemed	(147,248)	(1,373,920)	(714,856)	(6,591,319)
Net increase (decrease)	(74,079)	$(691,253)	(617,074)	$(5,688,229)
Short-Duration Bond Fund Class C
Sold	41,856	$393,897	1,993	$18,377
Issued as reinvestment of dividends	1,089	10,229	2,457	22,872
Redeemed	(3,649)	(34,354)	(54,435)	(508,459)
Net increase (decrease)	39,296	$369,772	(49,985)	$(467,210)
Inflation-Protected and Income Fund Class I
Sold	2,969,812	$27,886,629	4,887,588	$45,834,516
Issued as reinvestment of dividends	316,315	2,962,502	616,850	5,799,824
Redeemed	(3,831,486)	(35,913,778)	(7,517,794)	(70,178,164)
Net increase (decrease)	(545,359)	$(5,064,647)	(2,013,356)	$(18,543,824)
Inflation-Protected and Income Fund Class R5
Sold	689,796	$6,490,057	1,538,754	$14,440,681
Issued as reinvestment of dividends	93,543	877,229	194,827	1,832,851
Redeemed	(599,536)	(5,624,271)	(2,181,313)	(20,458,763)
Net increase (decrease)	183,803	$1,743,015	(447,732)	$(4,185,231)
Inflation-Protected and Income Fund Service Class
Sold	181,501	$1,700,163	350,550	$3,268,014
Issued as reinvestment of dividends	23,438	219,446	57,785	542,058
Redeemed	(449,395)	(4,219,950)	(642,182)	(5,988,911)
Net increase (decrease)	(244,456)	$(2,300,341)	(233,847)	$(2,178,839)

104

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Inflation-Protected and Income Fund Administrative Class
Sold	43,863	$416,719	223,007	$2,115,364
Issued as reinvestment of dividends	6,779	64,476	17,290	164,573
Redeemed	(103,365)	(982,867)	(324,333)	(3,067,030)
Net increase (decrease)	(52,723)	$(501,672)	(84,036)	$(787,093)
Inflation-Protected and Income Fund Class R4
Sold	67,339	$617,245	39,343	$360,432
Issued as reinvestment of dividends	2,092	19,181	6,488	59,452
Redeemed	(32,318)	(296,701)	(154,066)	(1,407,457)
Net increase (decrease)	37,113	$339,725	(108,235)	$(987,573)
Inflation-Protected and Income Fund Class A
Sold	76,743	$712,794	289,721	$2,668,286
Issued as reinvestment of dividends	12,157	112,670	30,292	280,753
Redeemed	(204,475)	(1,892,298)	(320,058)	(2,956,105)
Net increase (decrease)	(115,575)	$(1,066,834)	(45)	$(7,066)
Inflation-Protected and Income Fund Class R3
Sold	27,812	$255,466	84,682	$773,661
Issued as reinvestment of dividends	2,701	24,852	8,624	79,313
Redeemed	(96,347)	(889,430)	(74,793)	(683,915)
Net increase (decrease)	(65,834)	$(609,112)	18,513	$169,059
Inflation-Protected and Income Fund Class Y
Sold	14,783	$140,400	2,067	$19,492
Issued as reinvestment of dividends	320	3,001	44	414
Redeemed	(34)	(318)	(5)	(50)
Net increase (decrease)	15,069	$143,083	2,106	$19,856
Core Bond Fund Class I
Sold	11,162,213	$103,726,951	16,396,108	$149,276,139
Issued - merger	—	—	13,687,617	127,431,718
Issued as reinvestment of dividends	1,274,887	11,822,749	3,051,997	27,767,369
Redeemed	(12,639,715)	(117,384,959)	(54,687,364)	(495,696,337)
Net increase (decrease)	(202,615)	$(1,835,259)	(21,551,642)	$(191,221,111)
Core Bond Fund Class R5
Sold	1,777,863	$16,589,504	3,249,528	$29,663,200
Issued - merger	—	—	954,575	8,925,277
Issued as reinvestment of dividends	322,136	3,000,360	664,849	6,078,902
Redeemed	(2,110,540)	(19,626,718)	(5,780,693)	(52,594,088)
Net increase (decrease)	(10,541)	$(36,854)	(911,741)	$(7,926,709)
Core Bond Fund Service Class
Sold	382,468	$3,547,345	740,538	$6,719,025
Issued - merger	—	—	1,707,110	15,876,114
Issued as reinvestment of dividends	100,530	931,793	162,700	1,479,641
Redeemed	(1,760,131)	(16,388,133)	(1,502,679)	(13,633,147)
Net increase (decrease)	(1,277,133)	$(11,908,995)	1,107,669	$10,441,633

105

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Core Bond Fund Administrative Class
Sold	678,763	$6,201,595	774,174	$6,938,345
Issued - merger	—	—	230,049	2,116,455
Issued as reinvestment of dividends	76,814	704,187	157,890	1,420,784
Redeemed	(778,308)	(7,131,994)	(1,514,714)	(13,525,224)
Net increase (decrease)	(22,731)	$(226,212)	(352,601)	$(3,049,640)
Core Bond Fund Class R4
Sold	278,468	$2,530,078	242,625	$2,167,913
Issued - merger	—	—	3,962,368	36,097,183
Issued as reinvestment of dividends	100,292	910,239	66,387	592,523
Redeemed	(525,538)	(4,777,809)	(1,357,363)	(12,124,766)
Net increase (decrease)	(146,778)	$(1,337,492)	2,914,017	$26,732,853
Core Bond Fund Class A
Sold	151,342	$1,381,558	497,224	$4,443,057
Issued - merger	—	—	255,927	2,344,293
Issued as reinvestment of dividends	53,343	486,866	123,850	1,108,939
Redeemed	(516,591)	(4,719,842)	(1,380,574)	(12,321,362)
Net increase (decrease)	(311,906)	$(2,851,418)	(503,573)	$(4,425,073)
Core Bond Fund Class R3
Sold	179,222	$1,702,012	293,754	$2,738,208
Issued - merger	—	—	1,151,057	10,969,578
Issued as reinvestment of dividends	29,188	277,101	20,954	195,622
Redeemed	(217,347)	(2,062,084)	(350,397)	(3,283,905)
Net increase (decrease)	(8,937)	$(82,971)	1,115,368	$10,619,503
Core Bond Fund Class Y
Sold	1,078,204	$10,031,802	280,084	$2,548,935
Issued - merger	—	—	—	—
Issued as reinvestment of dividends	22,713	211,381	25,663	234,756
Redeemed	(102,365)	(952,019)	(81,525)	(746,069)
Net increase (decrease)	998,552	$9,291,164	224,222	$2,037,622
Core Bond Fund Class M1*
Sold	20,304	$203,960
Issued as reinvestment of dividends	56	552
Redeemed	(118)	(1,180)
Net increase (decrease)	20,242	$203,332
Core Bond Fund Class M2*
Sold	140,931	$1,416,421
Issued as reinvestment of dividends	539	5,341
Redeemed	(87)	(856)
Net increase (decrease)	141,383	$1,420,906
Diversified Bond Fund Class I
Sold	367,301	$3,383,647	881,215	$7,897,359
Issued as reinvestment of dividends	111,218	1,024,638	236,033	2,118,115
Redeemed	(490,806)	(4,524,646)	(1,793,550)	(16,036,544)
Net increase (decrease)	(12,287)	$(116,361)	(676,302)	$(6,021,070)

106

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Diversified Bond Fund Class R5
Sold	196,872	$1,637,387	952,366	$7,658,028
Issued as reinvestment of dividends	30,607	254,501	211,548	1,705,714
Redeemed	(226,011)	(1,873,605)	(8,033,103)	(64,952,521)
Net increase (decrease)	1,468	$18,283	(6,869,189)	$(55,588,779)
Diversified Bond Fund Service Class
Sold	40,378	$342,448	188,863	$1,567,183
Issued as reinvestment of dividends	8,950	75,844	19,581	161,652
Redeemed	(52,766)	(447,437)	(206,244)	(1,711,699)
Net increase (decrease)	(3,438)	$(29,145)	2,200	$17,136
Diversified Bond Fund Administrative Class
Sold	20,357	$172,501	68,322	$559,064
Issued as reinvestment of dividends	7,372	62,405	16,904	139,324
Redeemed	(69,145)	(586,247)	(171,588)	(1,394,379)
Net increase (decrease)	(41,416)	$(351,341)	(86,362)	$(695,991)
Diversified Bond Fund Class R4
Sold	19,603	$163,779	27,406	$221,284
Issued as reinvestment of dividends	1,985	16,551	7,622	61,758
Redeemed	(5,251)	(43,830)	(212,849)	(1,707,944)
Net increase (decrease)	16,337	$136,500	(177,821)	$(1,424,902)
Diversified Bond Fund Class A
Sold	10,007	$85,147	267,307	$2,222,607
Issued as reinvestment of dividends	6,566	55,860	16,072	133,231
Redeemed	(37,717)	(320,681)	(365,480)	(3,048,833)
Net increase (decrease)	(21,144)	$(179,674)	(82,101)	$(692,995)
Diversified Bond Fund Class R3
Sold	43,991	$373,967	12,338	$101,504
Issued as reinvestment of dividends	2,083	17,578	4,219	34,691
Redeemed	(13,834)	(116,929)	(39,721)	(324,482)
Net increase (decrease)	32,240	$274,616	(23,164)	$(188,287)
Diversified Bond Fund Class Y
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—
High Yield Fund Class I
Sold	8,254,050	$67,286,973	21,447,019	$171,972,758
Issued as reinvestment of dividends	1,010,313	8,218,846	1,935,011	15,651,587
Redeemed	(4,969,861)	(40,432,442)	(16,004,818)	(128,545,345)
Net increase (decrease)	4,294,502	$35,073,377	7,377,212	$59,079,000
High Yield Fund Class R5
Sold	579,388	$4,751,737	1,200,709	$9,773,802
Issued as reinvestment of dividends	155,862	1,277,440	321,231	2,616,553
Redeemed	(696,017)	(5,711,528)	(1,650,441)	(13,424,888)
Net increase (decrease)	39,233	$317,649	(128,501)	$(1,034,533)

107

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
High Yield Fund Service Class
Sold	299,649	$2,459,897	508,582	$4,141,300
Issued as reinvestment of dividends	71,669	587,822	154,880	1,262,517
Redeemed	(528,752)	(4,342,282)	(721,320)	(5,881,321)
Net increase (decrease)	(157,434)	$(1,294,563)	(57,858)	$(477,504)
High Yield Fund Administrative Class
Sold	156,004	$1,258,228	372,986	$2,968,846
Issued as reinvestment of dividends	41,930	337,571	93,735	750,051
Redeemed	(133,081)	(1,072,150)	(722,933)	(5,772,120)
Net increase (decrease)	64,853	$523,649	(256,212)	$(2,053,223)
High Yield Fund Class R4
Sold	179,109	$1,418,546	775,102	$6,096,204
Issued as reinvestment of dividends	50,048	396,012	120,773	949,577
Redeemed	(515,325)	(4,079,722)	(1,253,244)	(9,855,178)
Net increase (decrease)	(286,168)	$(2,265,164)	(357,369)	$(2,809,397)
High Yield Fund Class A
Sold	77,978	$625,755	201,823	$1,590,227
Issued as reinvestment of dividends	27,039	217,663	54,191	433,515
Redeemed	(100,415)	(810,107)	(232,371)	(1,848,206)
Net increase (decrease)	4,602	$33,311	23,643	$175,536
High Yield Fund Class R3
Sold	269,739	$2,202,693	618,198	$5,012,908
Issued as reinvestment of dividends	89,800	732,176	202,641	1,641,787
Redeemed	(596,321)	(4,868,647)	(1,140,823)	(9,199,044)
Net increase (decrease)	(236,782)	$(1,933,778)	(319,984)	$(2,544,349)
High Yield Fund Class Y
Sold	7,085,862	$57,954,104	3,613,711	$29,240,378
Issued as reinvestment of dividends	292,610	2,387,714	301,570	2,448,138
Redeemed	(6,080,588)	(49,088,099)	(949,815)	(7,688,875)
Net increase (decrease)	1,297,884	$11,253,719	2,965,466	$23,999,641
High Yield Fund Class C
Sold	38,347	$313,052	12,195	$100,000
Issued as reinvestment of dividends	1,119	9,163	349	2,859
Redeemed	—	—	(7,949)	(65,027)
Net increase (decrease)	39,466	$322,215	4,595	$37,832
High Yield Fund Class M1*
Sold	24,670	$246,670
Issued as reinvestment of dividends	115	1,131
Redeemed	(52)	(506)
Net increase (decrease)	24,733	$247,295
High Yield Fund Class M2*
Sold	115,874	$1,155,650
Issued as reinvestment of dividends	567	5,566
Redeemed	(411)	(4,022)
Net increase (decrease)	116,030	$1,157,194

108

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Small Cap Opportunities Fund Class I
Sold	2,957,899	$54,157,130	6,380,635	$117,866,219
Issued as reinvestment of dividends	1,518,672	27,351,288	1,053,348	19,729,212
Redeemed	(1,684,327)	(31,093,633)	(2,938,176)	(52,714,138)
Net increase (decrease)	2,792,244	$50,414,785	4,495,807	$84,881,293
Small Cap Opportunities Fund Class R5
Sold	424,053	$7,814,093	1,043,445	$18,683,097
Issued as reinvestment of dividends	541,244	9,704,502	487,601	9,093,763
Redeemed	(732,948)	(13,539,335)	(1,583,334)	(28,480,838)
Net increase (decrease)	232,349	$3,979,260	(52,288)	$(703,978)
Small Cap Opportunities Fund Service Class
Sold	26,307	$480,483	179,434	$3,155,280
Issued as reinvestment of dividends	46,540	831,213	42,713	794,038
Redeemed	(191,938)	(3,621,892)	(555,619)	(10,865,803)
Net increase (decrease)	(119,091)	$(2,310,196)	(333,472)	$(6,916,485)
Small Cap Opportunities Fund Administrative Class
Sold	39,696	$721,303	117,026	$2,049,402
Issued as reinvestment of dividends	74,129	1,307,634	90,170	1,657,323
Redeemed	(144,016)	(2,569,604)	(593,541)	(10,806,205)
Net increase (decrease)	(30,191)	$(540,667)	(386,345)	$(7,099,480)
Small Cap Opportunities Fund Class R4
Sold	74,579	$1,298,305	269,790	$4,542,674
Issued as reinvestment of dividends	75,454	1,262,352	68,478	1,199,731
Redeemed	(160,938)	(2,758,492)	(275,771)	(4,688,740)
Net increase (decrease)	(10,905)	$(197,835)	62,497	$1,053,665
Small Cap Opportunities Fund Class A
Sold	135,465	$2,337,020	337,659	$5,954,487
Issued as reinvestment of dividends	190,134	3,205,652	187,822	3,313,179
Redeemed	(304,341)	(5,279,813)	(786,017)	(13,807,205)
Net increase (decrease)	21,258	$262,859	(260,536)	$(4,539,539)
Small Cap Opportunities Fund Class R3
Sold	141,917	$2,396,076	170,820	$2,868,749
Issued as reinvestment of dividends	60,104	983,294	50,471	866,595
Redeemed	(117,156)	(1,955,519)	(178,512)	(2,971,733)
Net increase (decrease)	84,865	$1,423,851	42,779	$763,611
Small Cap Opportunities Fund Class Y
Sold	97,765	$1,796,224	219,926	$3,980,058
Issued as reinvestment of dividends	25,987	465,948	5,367	100,142
Redeemed	(24,423)	(446,587)	(17,831)	(324,158)
Net increase (decrease)	99,329	$1,815,585	207,462	$3,756,042
Global Fund Class I
Sold	1,381,400	$11,076,032	671,713	$7,092,365
Issued as reinvestment of dividends	1,531,125	12,233,688	685,968	6,969,440
Redeemed	(1,078,716)	(9,015,509)	(2,226,340)	(23,003,123)
Net increase (decrease)	1,833,809	$14,294,211	(868,659)	$(8,941,318)

109

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Global Fund Class R5
Sold	178,039	$1,586,497	498,935	$5,101,403
Issued as reinvestment of dividends	1,634,344	12,960,351	630,002	6,369,324
Redeemed	(1,802,415)	(15,149,712)	(1,245,404)	(12,862,217)
Net increase (decrease)	9,968	$(602,864)	(116,467)	$(1,391,490)
Global Fund Service Class
Sold	14,368	$119,066	25,597	$248,384
Issued as reinvestment of dividends	97,485	740,886	53,097	521,414
Redeemed	(132,116)	(1,237,837)	(130,278)	(1,317,428)
Net increase (decrease)	(20,263)	$(377,885)	(51,584)	$(547,630)
Global Fund Administrative Class
Sold	185,213	$1,574,332	423,735	$4,230,305
Issued as reinvestment of dividends	1,234,631	9,531,348	619,098	6,153,831
Redeemed	(673,047)	(5,609,407)	(2,166,219)	(21,913,270)
Net increase (decrease)	746,797	$5,496,273	(1,123,386)	$(11,529,134)
Global Fund Class R4
Sold	46,216	$356,408	121,631	$1,160,723
Issued as reinvestment of dividends	346,350	2,386,348	154,730	1,423,516
Redeemed	(59,497)	(478,601)	(443,782)	(4,130,906)
Net increase (decrease)	333,069	$2,264,155	(167,421)	$(1,546,667)
Global Fund Class A
Sold	28,080	$218,682	70,033	$656,286
Issued as reinvestment of dividends	479,833	3,440,399	178,894	1,692,339
Redeemed	(309,168)	(2,470,457)	(243,659)	(2,374,455)
Net increase (decrease)	198,745	$1,188,624	5,268	$(25,830)
Global Fund Class R3
Sold	253,540	$1,815,591	113,803	$1,044,392
Issued as reinvestment of dividends	360,537	2,484,100	140,024	1,291,023
Redeemed	(140,135)	(1,092,797)	(333,762)	(3,028,806)
Net increase (decrease)	473,942	$3,206,894	(79,935)	$(693,391)

*	Commenced operations on February 2, 2026.

110

Notes to Financial Statements (Unaudited) (Continued)
6.	Federal Income Tax Information
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
At March 31, 2026, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$128,502,832	$513,320	$(1,660,839)	$(1,147,519)
Inflation-Protected and Income Fund	209,248,032	569,067	(4,500,691)	(3,931,624)
Core Bond Fund	924,718,595	5,842,480	(30,487,896)	(24,645,416)
Diversified Bond Fund	73,235,493	480,603	(2,593,630)	(2,113,027)
High Yield Fund	540,360,073	5,310,582	(12,627,532)	(7,316,950)
Small Cap Opportunities Fund	455,509,278	83,272,132	(26,942,128)	56,330,004
Global Fund	85,284,346	44,983,242	(4,561,259)	40,421,983

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At September 30, 2025, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Short-Duration Bond Fund*	$(55,459,393)	$(105,661,595)
Inflation-Protected and Income Fund	(26,947,215)	(8,982,681)
Core Bond Fund*	(92,805,965)	(248,791,583)
Diversified Bond Fund	(7,305,328)	(24,225,304)
High Yield Fund*	(4,882,006)	(62,116,877)

*	A portion of these amounts are subject to IRC 382-383 which is carried forward to future years to offset future realized gains subject to certain limitations.
The following Fund(s) elected to defer to the fiscal year beginning October 1, 2025, late year ordinary losses:

Amount
Diversified Bond Fund	$7,848
Global Fund	290,244

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

111

Notes to Financial Statements (Unaudited) (Continued)
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2025, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Short-Duration Bond Fund	$5,789,563	$—	$248,352
Inflation-Protected and Income Fund	8,764,446	—	—
Core Bond Fund	39,074,773	—	—
Diversified Bond Fund	4,133,644	—	225,157
High Yield Fund	28,740,997	—	—
Small Cap Opportunities Fund	2,471,702	34,749,010	—
Global Fund	—	24,422,530	—

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2025, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.
At September 30, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Short-Duration Bond Fund	$—	$(161,120,988)	$(34,109)	$(626,717)	$(161,781,814)
Inflation-Protected and Income Fund	896,540	(35,929,896)	(17,568)	522,646	(34,528,278)
Core Bond Fund	—	(341,597,548)	(188,014)	(17,320,309)	(359,105,871)
Diversified Bond Fund	—	(31,538,480)	(9,354)	(1,679,791)	(33,227,625)
High Yield Fund	492,977	(66,998,883)	(25,482)	2,898,092	(63,633,296)
Small Cap Opportunities Fund	6,396,663	32,055,294	(22,334)	67,234,318	105,663,941
Global Fund	—	41,212,412	(17,702)	61,296,216	102,490,926

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2026, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.
The Funds adopted Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, during the reporting period. The adoption of (ASU) 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosures.
7.	Prior Year Acquisition of MassMutual Total Return Bond Fund
Effective September 15, 2025, the MassMutual Total Return Bond Fund (“Total Return Bond Fund”) reorganized into the Core Bond Fund, pursuant to the terms of an Agreement and Plan of Reorganization.
The Total Return Bond Fund’s assets and liabilities were transferred to the Core Bond Fund in return for shares of the Core Bond Fund. The Reorganization of the Total Return Bond Fund into the Core Bond Fund was intended to enable shareholders of the Total

112

Notes to Financial Statements (Unaudited) (Continued)
Return Bond Fund to invest in a larger, potentially more efficient portfolio while continuing to pursue a comparable investment objective. The acquisition was accomplished by a tax-free exchange of shares of the Core Bond Fund in the following amounts:

Total Return Bond Fund Share Class	Shares of the Total Return Bond Fund as of the Reorganization Date	Conversion Rate	Value of Shares of the Total Return Bond Fund	Core Bond Fund Share Class	Shares Issued by the Core Bond Fund
Class I	15,064,563	0.908597	$127,431,718	Class I	13,687,617
Class R5	1,053,713	0.905916	8,925,277	Class R5	954,575
Service Class	1,857,957	0.918810	15,876,114	Service Class	1,707,110
Administrative Class	248,487	0.925799	2,116,455	Administrative Class	230,049
Class R4	4,202,035	0.942964	36,097,183	Class R4	3,962,368
Class A	276,573	0.925350	2,344,293	Class A	255,927
Class R3	1,284,734	0.895950	10,969,578	Class R3	1,151,057
Class Y	—	—	—	Class Y	—
	23,988,062		$203,760,618		21,948,703

The investment portfolio of the Total Return Bond Fund, with a value of $200,417,767 in investments and a cost basis of $203,607,288 at September 12, 2025, was the principal asset acquired by the Core Bond Fund.
For financial reporting purposes, assets received and shares issued by the Core Bond Fund were recorded at fair value; however, the cost basis of the investments received from the Total Return Bond Fund was carried forward to align ongoing reporting of the Core Bond Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for U.S. federal income tax purposes. Immediately prior to the acquisition, the Core Bond Fund’s net assets were $673,320,833.
Assuming the acquisition had been completed on October 1, 2024, the beginning of the annual reporting period of the Core Bond Fund, the Core Bond Fund’s pro forma results of operations for the twelve month period ended September 30, 2025, would have been as follows:

Core Bond Fund
Net investment income (loss)	$59,579,338
Net realized and unrealized gain (loss) on investments	(32,684,226)
Net increase (decrease) in net assets resulting from operations	26,895,112

Because the Total Return Bond Fund and the Core Bond Fund continuously sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.
Because the combined investment portfolio has been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Total Return Bond Fund that have been included in the Core Bond Fund’s Statement of Operations since September 15, 2025.
See Note 5. Capital Share Transactions, for the changes in shares outstanding for the Core Bond Fund during the period.
8. Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

113

Notes to Financial Statements (Unaudited) (Continued)
9. Subsequent Events
In preparation of these financial statements, management has evaluated the events and transactions subsequent to March 31, 2026, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.
The ownership information for Barings is updated as follows:
Barings is a majority-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual. C.M. Life Insurance Company, a wholly-owned subsidiary of MassMutual, and MS&AD Insurance Group Holdings Inc, through its wholly-owned subsidiary, Mitsui Sumitomo Insurance Co., Ltd., became minority owners of Barings on April 15, 2026 and May 14, 2026, respectively.

114

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

115

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

116

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

117

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
At their meeting in December 2025, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved new subadvisory agreements with Barings for the Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, and High Yield, respectively (each, a “Fund” and the “New Subadvisory Agreements”), intended to more closely align with the current standard form of agreement used by MML Advisers, including allowing for the use of Barings’ name in the name of the applicable Fund and including cash and cash equivalents in the fees paid to Barings. In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the New Subadvisory Agreements. In their deliberations, the Trustees were advised by independent counsel.
Prior to the votes being taken to approve the New Subadvisory Agreements discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
Based on the foregoing, and following their review, the Trustees, including a majority of the Independent Trustees voting separately, unanimously voted to approve the New Subadvisory Agreements.
The New Subadvisory Agreements became effective on February 1, 2026.

118

Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2026 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001.
All rights reserved. www.MassMutual.com.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (Item 2) – Not applicable.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 (17 CFR 240.10D-1) – Not applicable.

(a)(3) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) – Not applicable.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	5/20/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	5/20/26

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	5/20/26